PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 105.9%
Asset-Backed Securities 25.0%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$18,631,658
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	25,051,486

Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29		20,400	18,326,277
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,882,572
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,915,249

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	16,286,316
Ford Credit Floorplan Master Owner Trust, Series 2020-01, Class C	1.420	09/15/25		16,000	15,455,981
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		106,400	96,255,664
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	9,041,919

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	5,719,405
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		585	575,648
Series 2020-01, Class E, 144A	3.715	01/25/28		624	618,336
Series 2020-01, Class R, 144A	33.784	01/25/28		17,650	21,653,047
Series 2020-02, Class D, 144A	1.487	02/25/28		785	767,997
Series 2020-02, Class R, 144A	31.355	02/25/28		6,425	7,635,764
Series 2021-01, Class E, 144A	2.365	09/25/28		1,835	1,781,344
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,603,231
Series 2021-01, Class R, 144A	28.348	09/25/28		6,071	7,142,288
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	5,815,846
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	3,890,337
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,692,592
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		101,980	100,469,544
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,368,525

Santander Bank NA, Series 2021-01A, Class E, 144A	6.171	12/15/31		4,250	3,868,698
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	2,618,583
					402,068,307

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 21.5%
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	1.000%(c)	06/15/34	EUR	24,500	$23,866,938
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.612(c)	07/15/31		141,083	138,442,039
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.938(c)	01/19/35		57,250	55,318,253
Anchorage Capital Europe CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	04/15/34	EUR	47,000	45,213,393
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	0.770(c)	04/15/32	EUR	39,750	39,200,335
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	65,485,313
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	14,505,637

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.653(c)	11/27/31		76,713	74,879,993
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	06/22/34	EUR	52,000	50,218,552
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	1.180(c)	06/22/34	EUR	22,500	21,859,951
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	3.743(c)	04/23/31		34,500	33,829,627
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.892(c)	10/21/34		141,000	136,543,131
Bain Capital Euro CLO Ltd. (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.827(c)	04/20/32	EUR	89,950	89,370,910
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/15/34	EUR	47,750	45,213,294

Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	3.522(c)	10/15/33		76,925	75,192,718

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.698%(c)	01/20/34		173,400	$168,089,694
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.933(c)	04/24/34		114,000	110,690,808
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	12/19/32		92,500	89,854,186

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.682(c)	10/15/34		73,525	70,955,654
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.952(c)	07/19/35	EUR	105,500	101,089,667
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.598(c)	08/20/32		113,000	109,722,808
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	47,051	46,672,279
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	123,800	119,111,968
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.880(c)	07/20/34		19,410	18,730,124
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.612(c)	04/15/32		76,300	74,556,453
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	172,250	168,472,709
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	3.819(c)	07/27/31		52,071	50,870,517
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	01/20/32		66,250	64,743,720

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.875%(c)	01/25/32	EUR	25,000	$25,103,538
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	3.730(c)	04/20/31		31,750	31,210,812
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	04/20/31		41,500	40,417,120
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	07/20/34		170,500	165,153,546
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	3.878(c)	01/25/33		160,750	155,762,972
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.810(c)	07/20/31		27,500	26,848,660
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	01/20/35		72,425	70,053,407
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	07/20/34		89,850	87,088,766

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	68,500	66,621,731
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.750(c)	04/20/31		33,500	32,948,955
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.652(c)	07/15/34		61,250	59,355,268

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	3.572(c)	10/15/31		107,000	104,535,993
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.900(c)	07/20/34		59,500	57,677,575
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.860(c)	01/17/34		102,500	99,513,529
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	5,288,631
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	09/15/31	EUR	110,885	109,371,986

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), (cont’d.)
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.895%(c)	01/23/32	EUR	236,250	$232,144,585
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,570,567
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	53,500	52,494,746
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	3.819(c)	10/15/29		50,502	49,901,636
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.792(c)	07/15/29		8,710	8,616,581
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.632(c)	07/15/31		127,600	125,124,713
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.702(c)	07/15/34		45,100	43,714,424
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	10/20/34		88,000	84,941,991

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.860(c)	04/20/34		112,250	109,016,459
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.909(c)	01/22/31		25,000	24,581,375
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	3.522(c)	04/15/31		146,700	143,402,830
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.912(c)	04/15/31		10,000	9,337,550

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.796(c)	04/26/31		57,750	56,596,282
Henley CLO DAC (Ireland), Series 3A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	12/25/35	EUR	43,250	41,172,109
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	3.870(c)	10/20/29		13,782	13,640,337
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	4.335(c)	10/20/29		1,025	981,885
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.426(c)	05/06/30		162,400	159,632,184

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands), (cont’d.)
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.363%(c)	02/05/31		14,402	$14,147,669

ICG US CLO Ltd. (United Kingdom), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.813(c)	04/25/31		24,640	24,171,396
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	3.885(c)	10/20/31		147,537	144,405,087
Jubilee CLO Ltd. (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	07/15/34	EUR	21,317	20,311,410
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	1.000(c)	07/15/34	EUR	30,000	29,037,615
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.692(c)	01/15/31		1,400	1,380,508
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.880(c)	07/20/34		89,750	87,206,808

Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.870(c)	07/20/34		112,750	109,487,658
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.800(c)	07/15/32	EUR	94,380	92,456,295
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.672(c)	10/21/30		59,509	58,374,253
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	3.679(c)	01/22/28		3,697	3,643,030
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.592(c)	10/15/32		186,000	181,300,896
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.860(c)	07/17/34		94,500	91,090,175
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.880(c)	01/18/34		74,525	72,614,514
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.852(c)	04/21/31		38,539	37,813,543
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.532(c)	04/21/31		17,500	16,709,711

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.860%(c)	07/20/31		54,250	$53,230,111
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.423(c)	10/12/30		122,408	120,420,144
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.762(c)	10/15/34		37,450	36,148,616
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.995(c)	07/22/34	EUR	98,400	93,700,205
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	1.275(c)	07/22/34	EUR	26,500	25,135,416

OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.777(c)	01/20/32	EUR	30,485	30,352,756
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.869(c)	04/22/30		105,500	103,046,988
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	3.750(c)	07/17/29		94,872	93,568,035
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	4.032(c)	10/30/30		28,192	28,205,671
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.760(c)	04/20/31		94,500	92,411,238

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	08/24/30	EUR	67,000	66,603,467
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.635(c)	05/21/34		144,500	138,985,808
Palmer Square European CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	04/15/35	EUR	15,000	14,331,576
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	04/15/35	EUR	10,500	10,205,793

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.328(c)	08/20/27		4,328	4,296,650

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

PPM CLO Ltd. (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.662%(c)	07/15/31		69,700	$68,204,747
Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	07/15/31	EUR	203,900	201,228,402
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	2.518(c)	02/20/30		923	907,569
Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.246(c)	06/20/34		40,600	39,205,475
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	10/20/34		97,000	93,383,724
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.958(c)	07/25/31		37,000	36,214,982
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.740(c)	04/20/31		89,066	87,385,214
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.471(c)	05/07/31		75,000	73,471,313
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	4.260(c)	04/20/29		33,250	31,676,706

Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.893(c)	04/25/31		2,850	2,800,397
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.950(c)	07/20/30		20,976	20,760,209
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.690(c)	10/20/30		4,000	3,926,282
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	01/20/32		71,830	70,142,031

St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.125(c)	10/25/35	EUR	34,750	33,112,605

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.975%(c)	04/25/30	EUR	104,303	$104,274,190
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	112,490	112,147,090
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	0.892(c)	07/18/34	EUR	90,050	86,550,971

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.883(c)	07/23/33		121,000	118,457,524
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.986(c)	10/29/34		141,000	135,524,237
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.870(c)	04/20/34		47,500	45,873,496

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.980(c)	01/17/30		78,180	77,351,442
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.910(c)	07/20/31		3,250	3,187,986
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.596(c)	04/26/28		56,594	55,916,459
Tikehau CLO BV (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	10/15/31	EUR	50,700	50,394,139
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	1.135(c)	07/25/34	EUR	98,050	94,403,635
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/15/34	EUR	115,250	110,941,500

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.910(c)	07/20/32		33,500	31,942,655
Trinitas CLO Ltd. (Cayman Islands), Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.810(c)	07/20/31		70,000	68,587,771
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	0.997(c)	07/20/34	EUR	61,900	59,931,291

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Vendome Funding CLO Ltd. (Ireland), (cont’d.)
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.347%(c)	07/20/34	EUR	24,000	$23,434,847
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.772(c)	01/15/32		38,750	38,012,553
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.840(c)	07/18/31		38,373	37,549,778

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	07/20/31		195,000	191,168,855
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	3.732(c)	04/18/31		49,861	48,883,566
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.820(c)	10/17/32		139,500	136,337,326
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.898(c)	07/19/34		121,000	117,523,077
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	65,000	64,734,844
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	10/15/34	EUR	81,870	78,859,640
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.802(c)	04/15/30		62,049	61,248,344
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	3.462(c)	04/15/29		30,508	30,120,414
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	07/20/31		141,173	138,280,311
					9,188,374,053
Consumer Loans 0.7%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	15,212,840
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,438,335
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		43,500	42,586,774
Series 2021-01A, Class C, 144A	3.410	11/20/31		1,300	1,077,494
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		23,773	23,532,094

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust, (cont’d.)
Series 2020-AA, Class A, 144A	2.190%	08/21/34	25,800	$25,006,640
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32	14,945	14,875,964
Series 2020-02A, Class A, 144A	1.750	09/14/35	68,400	61,881,295

Oportun Funding LLC, Series 2020-01, Class C, 144A	5.660	05/15/24	2,500	2,498,165
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	53,429,213
Series 2019-A, Class C, 144A	4.750	08/08/25	14,706	14,050,743
Series 2019-A, Class D, 144A	6.220	08/08/25	5,006	4,750,294
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28	36,300	33,984,982
Series 2021-A, Class D, 144A	5.400	03/08/28	1,500	1,418,592
				308,743,425
Home Equity Loans 0.0%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	2.899(c)	04/25/33	2,371	2,279,321
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	2.959(c)	01/25/35	187	179,436
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	3.234(c)	11/25/33	421	407,712
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	2.999(c)	12/25/33	742	698,543
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	3.959(c)	01/25/34	29	28,909
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	3.234(c)	12/25/34	1,343	1,288,217
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	3.234(c)	09/25/34	206	198,058

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	3.459%(c)	10/25/32	20	$19,236
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	11/25/33	338	329,268
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	5.184(c)	10/25/31	41	40,970
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	628	284,336
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.549(c)	08/25/33	531	518,006
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.189(c)	01/25/35	68	67,205

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	2.979(c)	07/25/34	208	204,679
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	3.534(c)	04/25/33	888	880,512
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.059(c)	03/25/34	483	437,010
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	3.319(c)	09/25/34	663	597,111
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	2.979(c)	10/25/33	1,071	1,005,586
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	3.144(c)	05/25/34	336	322,895
				9,787,010
Other 0.5%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.956(c)	10/16/23	29,500	29,359,524

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other (cont’d.)
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.609%(c)	04/25/23	71,300	$70,791,196
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24	132,480	129,187,037
				229,337,757
Residential Mortgage-Backed Securities 0.5%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32	80	79,411
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	2.959(c)	12/25/33	453	437,265
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	3.019(c)	08/25/34	77	76,107
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	2.679(c)	08/25/34	2,726	2,481,012
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	11/25/34	223	210,198
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.039(c)	11/25/34	247	231,364
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	11/25/34	592	587,631

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	4.265	07/25/50	19,430	18,280,737
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	3.054(c)	12/25/35	956	941,585
Encore Credit Receivables Trust, Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.660%)	2.919(c)	07/25/35	114	117,987
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	3.234(c)	06/25/34	1,849	1,825,923
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	06/25/35	727	723,048
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	3.054(c)	06/25/34	99	94,092

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	2.819%(c)	10/25/34		14	$13,019

LSF11 Boson Investments Sarl (Compartment 2) (Luxembourg), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.637(c)	11/25/60	EUR	42,554	41,346,079
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	2.779(c)	06/25/35		91	90,751
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	2.979(c)	06/25/35		344	337,529
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	4.104(c)	01/25/35		1,515	1,485,914

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.488(c)	09/27/75	EUR	64,147	62,509,481
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	3.384(c)	06/25/34		584	563,102
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.209(c)	07/25/33		613	594,338
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	08/25/33		61	60,469
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.259(c)	10/25/33		285	282,502
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.259(c)	09/25/34		780	735,088
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.199(c)	09/25/34		549	528,828
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.039(c)	07/25/35		376	375,866
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	69,504
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	60,589	60,810,172
					195,889,002

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%	09/01/23	2	$2,210
Student Loans 0.9%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	82,210	22,163,783
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	25,009	24,401,891
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	29,776	29,261,382
Series 2019-A, Class R, 144A	0.000	10/25/48	48,379	10,392,080

Navient Private Education Refi Loan Trust, Series 2020-GA, Class B, 144A	2.500	09/16/69	6,200	5,602,127
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45	78,053	76,484,139
Series 2019-D, Class 1PT, 144A	3.045(cc)	01/16/46	74,203	72,370,056
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	90,775	87,502,646
Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45	2,793	2,691,879

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24	16,368	16,350,039
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24	29,401	29,369,067
				376,589,089

Total Asset-Backed Securities (cost $11,564,372,880)				10,710,790,853
Bank Loans 1.6%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	6.533(c)	04/21/28	20,226	19,511,400
Chemicals 0.0%
TPC Group, Inc., Term Loan, CME Term SOFR + 10.000%^	11.800(c)	05/31/23	896	895,964
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	6.162(c)	08/12/28	5,495	5,379,315

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	5.699%(c)	03/01/29		55,725	$53,054,825
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	6.122(c)	02/01/28		30,422	29,483,602
					82,538,427
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	4.622(c)	02/19/28		5,916	5,723,740
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.372(c)	11/03/24		3,446	3,319,077
New B-8 Term Loan, 1 Month LIBOR + 3.250%	5.622(c)	12/23/26		10,835	10,157,812
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	5.497(c)	11/03/23		4,056	3,981,362
					23,181,991
Internet 0.0%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 3 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000(c)	03/31/28	EUR	3,975	3,598,828
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	4.548(c)	03/02/27		419	398,556
Media 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.249(c)	07/17/25		10,336	9,944,440
September 2019 Term Loan, 1 Month LIBOR + 2.500%	4.499(c)	04/15/27		9,504	9,049,575
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	9.786(c)	05/25/26		3,150	2,972,840
Second Lien Term Loan, 1 Month SOFR + 3.250%	5.036(c)	08/24/26		14,959	3,007,916

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	5.372(c)	05/01/26		12,452	11,772,636
					36,747,407

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Initial Term Loan, 1 Month SOFR + 6.000%	6.800%(c)	03/31/28		57,775	$54,814,031
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455(c)	11/01/25		23,181	24,436,645
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	4.323(c)	03/01/24		43,118	42,561,272
Nidda Healthcare Holding GmbH (Germany), Term Loan F (GBP), SONIA + 4.520%	5.608(c)	08/21/26	GBP	17,000	18,942,879
					61,504,151
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%^	4.622(c)	04/23/26		12,402	11,967,654
Retail 0.6%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 6 Month GBP LIBOR + 5.277%	5.721(c)	03/16/26	GBP	7,900	8,526,274
Initial Facility Loan, SONIA + 8.750%^	9.661(c)	03/15/27	GBP	10,100	10,301,066

Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	8.257(c)	07/27/29	GBP	11,975	12,997,237
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	02/07/25	EUR	28,560	26,884,000
Term B, SONIA + 4.869%	6.058(c)	02/06/25	GBP	12,854	13,893,044

EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	143,012	123,510,203
Stonegate Pub Co. Ltd., Second Lien Delayed Draw Term Loan, 6 Month LIBOR + 8.500%	8.767(c)	03/06/28	GBP	57,200	62,431,126
					258,542,950

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Software 0.0%
Boxer Parent Co., Inc., 2021 Replacement EURO TL, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000%(c)	10/02/25	EUR	1,927	$1,887,789
Telecommunications 0.2%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	4.622(c)	03/15/27		14,750	14,028,571
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	5.622(c)	05/27/24		38,056	34,392,683
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	5.872(c)	10/10/24		1,248	1,030,708
Initial Term B Loan, 1 Month LIBOR + 4.000%	6.372(c)	10/10/24		28,075	23,218,191
					72,670,153

Total Bank Loans (cost $757,511,596)					658,075,261
Commercial Mortgage-Backed Securities 12.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245	36,667,997
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		40,253	37,318,197

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.257(cc)	05/15/49		7,683	7,272,445
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62		51,254	47,856,485
Series 2019-BN21, Class A3	2.458	10/17/52		5,278	5,196,369
Series 2019-BN21, Class XB, IO	0.361(cc)	10/17/52		206,158	4,894,191
Series 2019-BN24, Class A2	2.707	11/15/62		70,000	64,246,560
Series 2020-BN29, Class A3	1.742	11/15/53		37,450	31,959,500

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49		2,350	2,271,877
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36		17,450	16,131,757
Series 2016-ETC, Class B, 144A	3.189	08/14/36		6,970	6,301,818
Series 2016-ETC, Class C, 144A	3.391	08/14/36		5,770	5,049,715
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36		21,720	18,374,723
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36		13,900	11,083,004
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		19,295	16,297,396
Series 2019-C03, Class A3	3.319	05/15/52		30,000	28,777,002

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	4.139%(c)	10/15/37	35,000	$34,437,263
Series 2020-C08, Class XB, IO	1.023(cc)	10/15/53	119,592	9,039,433

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	16,213,484
Benchmark Mortgage Trust,
Series 2019-B10, Class A3	3.455	03/15/62	40,000	38,547,576
Series 2019-B11, Class A4	3.281	05/15/52	61,825	59,450,994
Series 2019-B12, Class A4	2.859	08/15/52	81,000	75,823,241
Series 2019-B13, Class A3	2.701	08/15/57	38,700	35,697,461
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,643,333
Series 2019-B14, Class A4	2.795	12/15/62	57,600	53,740,120
Series 2020-B17, Class A4	2.042	03/15/53	95,550	84,201,383
Series 2020-B21, Class A4	1.704	12/17/53	37,450	31,947,674
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.999(c)	10/15/36	46,300	44,668,563
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.299(c)	10/15/36	90,857	87,247,507

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	13,675	12,521,868
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	36,270,084
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	11,280	10,655,502
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	53,334,482
Series 2017-CD06, Class A4	3.190	11/13/50	91,000	87,605,664
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	27,008,396

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,396	22,644,396
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,991,425
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,256,679

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	3.853(c)	11/15/31	1,826	1,749,414
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	54,343	52,981,793
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	83,953
Series 2017-C04, Class A3	3.209	10/12/50	90,000	86,913,837
Series 2017-P07, Class A3	3.442	04/14/50	30,327	29,548,266
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	96,614,637

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2019-SMRT, Class D, 144A	4.745%(cc)	01/10/36	11,000	$10,728,276
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	80,706,105
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	39,017,626
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	14,410,425

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.765(c)	11/15/37	53,917	52,225,028
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.237(cc)	01/10/46	21,257	23,851
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	11,705,536
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,151,087
Series 2014-UBS06, Class A4	3.378	12/10/47	13,671	13,388,575
Series 2017-COR02, Class A2	3.239	09/10/50	100,167	96,166,657
Series 2018-COR03, Class A2	3.961	05/10/51	55,000	54,446,161
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	31,872,642

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.149(c)	05/15/36	126,856	123,019,316
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	99,640	94,657,123
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	13,059,114
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	540,358
Series 2018-CX11, Class A3	4.095	04/15/51	21,208	21,171,789
Series 2019-C16, Class A2	3.067	06/15/52	38,000	35,774,218
Series 2019-C17, Class A4	2.763	09/15/52	37,150	34,115,852

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.872(c)	05/15/35	3,882	3,722,025
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	20,357,851
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	18,115,664

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	61,475	59,610,691
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	28,709,913
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0024, Class X1, IO	0.756(cc)	09/25/22	68,963	3,152
Series K0025, Class X1, IO	0.752(cc)	10/25/22	21,268	15,115
Series K0026, Class X1, IO	0.902(cc)	11/25/22	144,880	191,242
Series K0027, Class X1, IO	0.698(cc)	01/25/23	227,640	371,144

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0038, Class X1, IO	1.087%(cc)	03/25/24	138,791	$2,057,702
Series K0043, Class X1, IO	0.514(cc)	12/25/24	71,892	790,860
Series K0044, Class X1, IO	0.738(cc)	01/25/25	334,791	5,182,669
Series K0052, Class X1, IO	0.640(cc)	11/25/25	287,526	5,047,091
Series K0053, Class X1, IO	0.879(cc)	12/25/25	133,143	3,294,893
Series K0055, Class X1, IO	1.349(cc)	03/25/26	262,702	10,630,981
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	1,783,883
Series K0069, Class X1, IO	0.351(cc)	09/25/27	527,156	8,563,650
Series K0087, Class X1, IO	0.363(cc)	12/25/28	421,216	8,737,319
Series K0088, Class X1, IO	0.508(cc)	01/25/29	535,734	15,748,973
Series K0090, Class X1, IO	0.706(cc)	02/25/29	459,861	18,658,504
Series K0091, Class X1, IO	0.561(cc)	03/25/29	553,681	17,780,247
Series K0092, Class XAM, IO	0.981(cc)	04/25/29	53,046	3,137,358
Series K0093, Class X1, IO	0.952(cc)	05/25/29	408,021	21,544,020
Series K0095, Class X1, IO	0.950(cc)	06/25/29	520,170	28,039,059
Series K0096, Class X1, IO	1.127(cc)	07/25/29	238,509	15,423,736
Series K0096, Class XAM, IO	1.393(cc)	07/25/29	56,489	4,612,903
Series K0097, Class X1, IO	1.090(cc)	07/25/29	528,828	33,481,464
Series K0101, Class X1, IO	0.836(cc)	10/25/29	468,847	23,262,227
Series K0108, Class X1, IO	1.690(cc)	03/25/30	327,482	34,122,561
Series K0114, Class X1, IO	1.117(cc)	06/25/30	257,234	18,181,634
Series K0735, Class X1, IO	0.957(cc)	05/25/26	260,297	7,879,662
Series K1513, Class X1, IO	0.860(cc)	08/25/34	334,598	23,313,983
Series Q001, Class XA, IO	2.136(cc)	02/25/32	26,183	2,091,416
Series Q002, Class XA, IO	1.040(cc)	07/25/33	33,582	1,810,408
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,136,212	234,287
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,028,932	690,207

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	4.386(c)	08/01/23	174,000	170,947,657
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.001(cc)	11/10/46	22,576	204,408
Series 2014-GC22, Class XB, IO	0.296(cc)	06/10/47	37,110	225,970
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	14,716
Series 2017-GS08, Class A3	3.205	11/10/50	40,000	38,517,800
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	69,698,079
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	47,093,515
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	14,709,902
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	38,839,051

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	693,420

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%	06/15/34	7,630	$7,449,299
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	14,273,163
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.599(cc)	09/15/47	44,657	442,280
Series 2014-C24, Class A3	3.098	11/15/47	8,040	7,866,954
Series 2014-C25, Class A4A1	3.408	11/15/47	4,074	4,010,508
Series 2014-C26, Class A3	3.231	01/15/48	9,300	9,141,083
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	67,789,329
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,511,269
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	31,070,936
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	36,386,533
Series 2019-COR05, Class XB, IO	0.958(cc)	06/13/52	65,497	3,620,772
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	26,127	25,198,111
Series 2017-C07, Class A4	3.147	10/15/50	70,000	67,473,161
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	74,371,864
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	22,473	21,274,382
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	30,935,335

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,321,483
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655	02/15/46	3,021	3,000,003
Series 2013-C09, Class A3	2.834	05/15/46	617	610,779
Series 2015-C24, Class A3	3.479	05/15/48	7,707	7,544,135
Series 2016-C31, Class A4	2.840	11/15/49	30,167	28,827,990
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,049,806
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	14,346	14,081,243
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,660,867
Series 2017-H01, Class A4	3.259	06/15/50	51,175	49,653,982
Series 2018-H03, Class A4	3.914	07/15/51	8,100	8,040,075
Series 2018-H04, Class A3	4.043	12/15/51	33,525	33,356,674
Series 2018-H04, Class A4	4.310	12/15/51	14,120	14,297,354
Series 2019-H06, Class A3	3.158	06/15/52	47,750	45,102,907
Series 2019-H07, Class A3	3.005	07/15/52	72,600	67,947,516
Series 2019-L02, Class A3	3.806	03/15/52	41,900	41,202,859
Series 2019-L03, Class A3	2.874	11/15/52	40,500	37,523,080
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	21,803,303

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945%(cc)	05/10/39	21,000	$18,977,244
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,359,286
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	19,330,005
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	4.624(c)	11/15/38	75,000	71,114,700
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	61,849	59,888,287
Series 2017-C03, Class A3	3.167	08/15/50	78,800	75,938,291
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,796,463
Series 2017-C06, Class A4	3.320	12/15/50	50,000	48,453,465
Series 2018-C08, Class A3	3.720	02/15/51	13,315	13,194,848
Series 2018-C10, Class A3	4.048	05/15/51	69,500	69,235,455
Series 2018-C11, Class A4	3.977	06/15/51	40,000	39,960,656
Series 2018-C15, Class A3	4.075	12/15/51	38,607	38,468,854
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,816,791
Series 2019-C16, Class XB, IO	0.899(cc)	04/15/52	96,253	5,004,636
Series 2019-C17, Class A3	2.669	10/15/52	80,675	73,969,673
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,945,171
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XA, IO, 144A	0.861(cc)	03/10/46	9,969	8,237
Series 2013-C05, Class XB, IO, 144A	0.417(cc)	03/10/46	96,528	271,292
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	4,566	4,456,344
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	6,951,729
Series 2016-C34, Class XB, IO	0.978(cc)	06/15/49	36,018	1,164,095
Series 2016-C35, Class A3	2.674	07/15/48	58,052	55,279,530
Series 2016-C35, Class XB, IO	0.928(cc)	07/15/48	55,952	1,763,182
Series 2016-C36, Class A3	2.807	11/15/59	46,663	44,168,730
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	35,974,219
Series 2017-C39, Class A4	3.157	09/15/50	60,000	58,252,500
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,004,182
Series 2018-C44, Class A4	3.948	05/15/51	70,885	70,552,535
Series 2018-C45, Class A3	3.920	06/15/51	27,076	26,725,693
Series 2018-C47, Class A3	4.175	09/15/61	59,016	59,378,116
Series 2018-C48, Class A5	4.302	01/15/52	10,000	10,180,379
Series 2019-C50, Class A4	3.466	05/15/52	35,300	33,914,722
Series 2019-C52, Class A4	2.643	08/15/52	86,325	79,925,918
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,652,613
Series 2019-C54, Class A3	2.892	12/15/52	44,250	40,983,788

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2020-C55, Class A4	2.474%	02/15/53	58,725	$52,887,853

Total Commercial Mortgage-Backed Securities (cost $5,451,990,599)				5,148,648,732
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $14,460)	7.000	08/15/22(oo)	109	51,735
Corporate Bonds 39.6%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	770	391,226
Aerospace & Defense 1.0%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	7,774,470
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,654,308
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	15,385	13,935,594
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	36,012,988
Sr. Unsec’d. Notes	3.750	02/01/50	1,801	1,358,651
Sr. Unsec’d. Notes	3.900	05/01/49	10,270	7,794,314
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,698,159
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	11,980,148
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	69,183,644
Sr. Unsec’d. Notes	5.930	05/01/60	58,280	57,672,307
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	31,535,340
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	14,345	13,317,898
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	42,642	41,789,160
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	41,472	41,005,440
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	67,181	61,890,496

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	10,545	10,626,131
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,695,907

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500%	04/15/25	50	$49,776
Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	5,386,067

TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	266	260,680
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	50,015
				441,671,493
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	73,330	50,603,364
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	29,822,687
Gtd. Notes	3.215	09/06/26	3,440	3,257,437
Gtd. Notes	3.557	08/15/27	40,332	37,653,354
Gtd. Notes	4.390	08/15/37	2,825	2,336,069
Gtd. Notes	4.700	04/02/27	3,555	3,516,936

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	14,740	13,301,829
Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	2.100	05/01/30	30,645	25,467,556
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	21,653,004
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	25,763,333
				213,375,569
Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	3,398	3,059,206
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,861	1,616,599
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375	11/01/28	7,696	6,756,235
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	8,965	8,371,232

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	04/29/26	562	$539,317
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)(h)	2.000	12/10/29	26,993	24,085,202
Southwest Airlines Co.,
Sr. Unsec’d. Notes(a)	5.125	06/15/27	38,315	39,681,465
Sr. Unsec’d. Notes	5.250	05/04/25	45,325	46,715,526

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,643	1,610,404
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	7,894	7,385,369
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	12,598	11,443,507
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500	09/01/31	10,274	9,468,453
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	9,046	7,686,960
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	33,561,411
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,908,179

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.625	12/03/26	1,120	1,031,077
				211,920,142
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.250	11/01/24	10,000	9,612,236
VF Corp., Sr. Unsec’d. Notes(a)	2.400	04/23/25	10,000	9,699,690
				19,311,926
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	1,055	880,157
Sr. Unsec’d. Notes	4.750	01/15/43	20,857	17,038,064

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	5.291%	12/08/46	18,206	$15,659,241
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	5,208,614
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.900	02/16/28	8,275	7,226,395
Sr. Unsec’d. Notes	3.350	11/01/22	16,355	16,343,295
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	31,100,237
Sr. Unsec’d. Notes	5.584	03/18/24	493	497,142
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	220,024
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	35,760	35,268,104
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,692,160
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	8,789,602
Sr. Unsec’d. Notes(a)	6.800	10/01/27	19,355	20,944,084
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,170,791
Gtd. Notes	4.000	10/06/26	7,785	7,647,991
Gtd. Notes(a)	4.350	01/17/27	23,775	23,377,461
Gtd. Notes	5.250	03/01/26	2,435	2,486,412
Sr. Unsec’d. Notes	1.700	08/18/23	28,995	28,325,664
Sr. Unsec’d. Notes(a)	2.350	01/08/31	84,135	67,696,259
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	45,409,907
Sr. Unsec’d. Notes	5.650	01/17/29	5,920	6,038,703

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25	6,980	6,927,166
				373,947,473
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	4,025	3,754,117
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	5,245	4,969,011
Gtd. Notes(a)	6.500	04/01/27	35,222	33,808,855
Gtd. Notes(a)	6.875	07/01/28	2,040	1,962,293

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	725	341,811
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25	5,513	5,420,547
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	4,100	3,422,999
Sr. Unsec’d. Notes	5.625	06/15/28	50	46,760

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625%	06/15/24	3,587	$3,577,514
Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,956,247
				61,260,154
Banks 11.4%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	2,532	2,529,310
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	12,800	11,668,353
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.543(c)	04/12/23	3,400	3,393,815
Sub. Notes	2.749	12/03/30	6,400	5,106,621
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	30,007,741
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,370	4,680,956
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	11,505	10,072,686
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	43,680	37,982,332
Sr. Unsec’d. Notes	2.972(ff)	02/04/33	16,200	14,312,746
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	2,293	2,287,218
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,709,508
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	75,337,239
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	25,805	21,341,350
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	192,275,371
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	41,767,013
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,083,214
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,292,552
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	14,396,641
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	45,647,443
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,021,202
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	89,558	85,374,291
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	35,099,191
Sub. Notes, MTN	4.000	01/22/25	43,955	44,103,315
Sub. Notes, MTN	4.450	03/03/26	45,640	46,297,201

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	990,110
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	15,595	13,965,089
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	5,800	4,792,313
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	4,450	3,632,066
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	110,569,403
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	18,560	18,366,879
Sub. Notes	4.836	05/09/28	12,120	11,752,037

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sub. Notes(a)	5.088%(ff)	06/20/30	19,770	$18,779,341
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	80,445	71,907,678
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	30,000	25,926,324
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	10,000	8,452,377
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	31,970	31,292,450
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	4,458	4,345,244
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,849,981
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	27,132,017
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	13,750	11,053,757
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	19,167,343
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,064,004
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,962,874
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,443,050
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,009,962
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	21,471,832
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	24,069,260
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	37,859,671
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	42,642,019
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	29,232,488
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	32,375	27,810,209
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	160,071,335
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	44,292,085
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,489,785
Sr. Unsec’d. Notes(a)	3.520(ff)	10/27/28	24,020	22,996,871
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,186,400
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	21,156,101
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	60,153,971
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,666,820
Sr. Unsec’d. Notes(a)	4.044(ff)	06/01/24	4,520	4,525,944
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	49,294,813
Sub. Notes	4.300	11/20/26	705	713,646
Sub. Notes	4.400	06/10/25	22,485	22,716,307
Sub. Notes	4.450	09/29/27	470	471,587
Sub. Notes	4.750	05/18/46	42,640	40,054,785

Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	1,026,250
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	6,130	6,051,669

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750%	03/26/25		3,590	$3,478,508
Sr. Unsec’d. Notes	3.800	06/09/23		23,170	23,128,435
Sr. Unsec’d. Notes	4.550	04/17/26		4,065	3,991,002
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		8,734	7,897,821
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31		25,500	22,650,839
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		3,541	3,294,392

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	09/15/22		1,930	1,929,685
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		60,295	54,341,484
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		22,650	21,704,218
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		27,405	24,508,804
Sr. Unsec’d. Notes	3.950	02/27/23		9,250	9,254,607
Sr. Unsec’d. Notes	3.961(ff)	11/26/25		9,130	8,813,668
Sub. Notes	3.729(ff)	01/14/32		15,400	11,904,662
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		10,000	9,989,344
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23		10,000	9,962,040

Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	43,000	51,646,947
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,525	6,237,060
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	9,325,124
Sr. Unsec’d. Notes	4.250	03/13/26		675	668,469
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O(a)	5.300(ff)	11/10/26(oo)		7,450	7,374,044
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		5,965	5,044,331
Sr. Unsec’d. Notes	1.431(ff)	03/09/27		15,995	14,458,359
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		48,415	39,889,191
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		54,500	47,025,623
Sr. Unsec’d. Notes	3.210(ff)	04/22/42		110,085	88,844,903
Sr. Unsec’d. Notes	3.272(ff)	09/29/25		24,791	24,308,443
Sr. Unsec’d. Notes	3.500	01/23/25		24,530	24,509,794
Sr. Unsec’d. Notes	3.500	04/01/25		3,630	3,610,249
Sr. Unsec’d. Notes	3.750	02/25/26		31,393	31,456,947
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		16,800	16,273,292
Sr. Unsec’d. Notes	3.850	01/26/27		41,450	41,438,578
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		10,000	9,883,249
Sr. Unsec’d. Notes, EMTN	2.500(cc)	11/26/22		14,100	14,049,490

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.100%(cc)	05/31/24	95,768	$96,011,950
Sub. Notes	5.150	05/22/45	12,240	12,345,549
Sub. Notes	6.750	10/01/37	216	252,280

Grupo Aval Ltd. (Colombia), Gtd. Notes	4.750	09/26/22	454	451,390
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.132(c)	09/28/24	10,000	9,550,000
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	3,874,447
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,602,614
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	9,365	9,142,113

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,200,688
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.957	11/08/22	3,000	2,998,920
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,387,414
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	30,100	27,552,132
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	27,202,445
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	67,779,101
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.276(c)	10/30/22(oo)	2,878	2,865,023
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	79,076,520
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	26,318,215
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	2,845	2,366,405
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	37,745	33,086,529
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	90,299,593
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	100,670	90,205,956
Sr. Unsec’d. Notes(a)	2.950	10/01/26	10,055	9,788,669
Sr. Unsec’d. Notes	3.300	04/01/26	15,650	15,556,729
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	23,755	18,943,164
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	59,240,255
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	87,140,407
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,180,667
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	6,510,617
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,359,632
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	18,282,958
Sr. Unsec’d. Notes(a)	4.493(ff)	03/24/31	142,240	143,291,427
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	33,239,221

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sub. Notes	3.375%	05/01/23	2,775	$2,780,477
Sub. Notes(a)	3.875	09/10/24	18,575	18,687,434

Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	7,773,106
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	16,089,165
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,058,546

M&T Bank Corp., Sub. Notes	4.000	07/15/24	500	498,852
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,225	21,832,899
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,200,771
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	450	379,450
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	124,435	111,458,369
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,718,840
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,019,520
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,544,715
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	118,348	134,505,741
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	13,210	11,341,371
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	15,578,881
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	48,025,018
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	28,269,525
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	11,357,233
Sub. Notes, GMTN	4.350	09/08/26	15,545	15,677,556
Sub. Notes, MTN(a)	3.950	04/23/27	16,325	16,123,358
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	35,539	34,231,922
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	25,324,892
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	5,774,363

PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,182,915
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,599,538
Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,895	19,238,944
Rheinland-Pfalz Bank (Germany),
Sub. Notes	6.875	02/23/28	7,600	8,897,733
Sub. Notes, 144A	6.875	02/23/28	3,463	4,037,190

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373%(ff)	01/05/24	23,105	$23,001,973
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	42,430,487
State Street Corp., Sub. Notes	2.200	03/03/31	36,725	31,442,370
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000	01/18/23	5,125	5,118,677
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	6.750(c)	09/30/24	73,420	69,819,960
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,658,150
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	33,004,788
Sub. Notes, MTN	3.875	03/19/29	7,550	7,333,573
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	11,645	11,310,672
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	15,956,758
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	10,355	10,352,923
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,722,159
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	21,632,012
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,428,746

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	28,415	25,321,945
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	52,473,451
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	7,853,507
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	88,914,145
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	50,419,267
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31	172,484	173,286,753
				4,875,882,728
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,400	26,093,617
Gtd. Notes	4.900	02/01/46	43,895	44,159,424
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	42,493,819

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
Gtd. Notes	5.550%	01/23/49	49,910	$54,667,075
Gtd. Notes	8.000	11/15/39	1,880	2,462,977
Gtd. Notes	8.200	01/15/39	445	601,974
				170,478,886
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	1,983,023
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	413	378,928
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,317,847
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23	673	673,973
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,220,153
Sr. Unsec’d. Notes(a)	4.300	07/15/47	22,500	19,033,890
Sr. Unsec’d. Notes	4.400	01/30/48	4,370	3,689,107

SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	7,200	6,693,131
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	18,650	15,207,293
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	50	43,561
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,258,367
				52,516,250
Chemicals 0.7%
Ashland LLC, Gtd. Notes	6.875	05/15/43	11,140	11,417,723
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500	01/10/28	2,600	2,437,695
Gtd. Notes, 144A	4.500	01/10/28	13,200	12,375,990
Gtd. Notes, 144A(a)	4.500	01/31/30	3,000	2,726,250
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	8,565	7,825,412
Gtd. Notes	5.375	03/15/44	19,358	18,663,941

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125%	09/22/24	EUR	4,395	$4,281,351
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	69,049
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	10,053,950
Sr. Unsec’d. Notes	5.250	11/15/41		8,490	8,646,272
Sr. Unsec’d. Notes	5.550	11/30/48		1,589	1,673,814
Sr. Unsec’d. Notes	9.400	05/15/39		125	178,959

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		12,925	11,315,037
LYB International Finance BV, Gtd. Notes	4.875	03/15/44		10,495	9,866,648
LYB International Finance III LLC,
Gtd. Notes(a)	3.375	10/01/40		14,600	11,660,474
Gtd. Notes	4.200	10/15/49		39,600	33,198,641
Gtd. Notes	4.200	05/01/50		22,000	18,478,505
Monitchem HoldCo 2 SA (Luxembourg),
Gtd. Notes	9.500	09/15/26	EUR	1,900	1,812,070
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	3,528,767

Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	3,586,851
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		1,589	1,549,275
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		3,190	3,110,250
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	1,825,687
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,379,272
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	8,255,846

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	13,830,500
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		47,980	47,740,100
Gtd. Notes	6.500	09/27/28		7,510	7,168,492

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,226,311
SPCM SA (France), Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	9,700	9,195,773
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)		10,675	5,740,114
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)		2,631	2,665,599
Sr. Sec’d. Notes, 144A^	10.875	08/01/24		1,102	1,113,201

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Valvoline, Inc., Gtd. Notes, 144A	4.250%	02/15/30		95	$86,289
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27		6,455	6,184,998
					286,869,106
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,889	1,772,407
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,317,055
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	24,150,236
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		21,390	18,949,401
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	12,724,500

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	47,801
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	30,904,679
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	2,117,967

DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,188,500
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,334,017
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	27,022,500
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,084,928
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,382,454
Gtd. Notes, 144A	4.200	11/01/46		7,890	6,827,473
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,376,660
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,702,215
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,889,404

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	5,979,071
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	6,887,501
Loxam SAS (France),
Sr. Sec’d. Notes	3.750	07/15/26	EUR	2,325	2,175,664
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	18,600	15,514,610

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Loxam SAS (France), (cont’d.)
Sr. Sub. Notes(a)	5.750%	07/15/27	EUR	32,550	$28,103,149
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	15,734,001
Unsec’d. Notes	4.678	07/01/2114		3,000	3,104,097

Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,630	1,605,550
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	6,799,637
Unsec’d. Notes	3.150	07/15/46		9,930	8,655,600
Unsec’d. Notes	3.300	07/15/56		3,840	3,347,668
Unsec’d. Notes	3.619	10/01/37		4,010	3,899,637

Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	824,003
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		5,275	4,646,160
Gtd. Notes	4.875	01/15/28		70,980	70,893,314
Gtd. Notes	5.250	01/15/30		17,359	17,557,063

University of Chicago (The), Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	5,429,454
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	3,553,132
Unsec’d. Notes, Series 2017(a)	3.841	10/01/47		9,375	8,970,235
					395,471,743
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,352,018
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	23,191,540
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	16,644,849
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27		500	488,117
					42,676,524
Diversified Financial Services 1.2%
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.179(c)	12/15/22		58,000	57,880,084

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100%	03/29/26		1,850	$1,847,985
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617	08/15/24		978	961,385
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	40,370,881
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,408,730
Gtd. Notes, 144A	5.600	11/25/39		4,045	4,748,595
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)		23,050	23,379,603
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	23,908,150

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.100(cc)	06/12/24		42,866	43,517,396
Discover Financial Services, Sr. Unsec’d. Notes(a)	3.750	03/04/25		14,835	14,756,523
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24		9,081	8,979,325
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	4.426(c)	05/31/25		196,680	192,746,400
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32		39,020	30,731,813
Sr. Unsec’d. Notes	6.500	01/20/43		820	843,639

Kane Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	3,500	3,760,581
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		16,055	14,090,881
Gtd. Notes, 144A	6.000	01/15/27		15,935	14,769,984
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		7,950	6,587,474
Gtd. Notes	5.375	11/15/29		202	171,789
Gtd. Notes(a)	6.625	01/15/28		5,050	4,748,305
Gtd. Notes	6.875	03/15/25		550	543,091

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		5,100	4,151,097
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		1,279	1,248,668
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		2,670	2,498,359
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,591,502

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%	12/02/24	10,742	$11,386,520
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24	9,000	8,525,969
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,564	2,573,053
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	3,594,328

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	1,925	1,674,750
				528,996,860
Electric 3.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625	01/12/23	2,254	2,255,831
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26	1,300	1,275,797
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	4,827,416
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	6,496,515
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	7,206	6,272,042

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	15,685,078
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	95,000	91,017,466
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	15,537,883
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29	21,920	20,974,487
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	20,599	18,749,750
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	166	166,458
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	23,192	20,841,113
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	37,107,373
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	46,616	43,824,200

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	6,226,229
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(a)	2.950	03/01/30	26,025	23,966,863

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500%	04/01/28	4,415	$4,212,957
CMS Energy Corp., Jr. Sub. Notes(a)	4.750(ff)	06/01/50	23,485	21,750,590
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	45,602	42,062,145
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,340,398
First Mortgage(a)	4.000	03/01/48	4,510	4,262,106
First Mortgage	4.350	11/15/45	2,780	2,682,567
First Mortgage	6.450	01/15/38	690	828,436
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	6,693,870
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56	2,920	2,689,386
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	21,404,476
Sr. Unsec’d. Notes	4.250	06/01/28	5,410	5,472,687
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	631,757
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,475,633

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	35,895,802
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	6,161,078
First Mortgage	4.250	12/15/41	6,000	5,812,805
First Ref. Mortgage	3.750	06/01/45	3,045	2,694,570
First Ref. Mortgage	4.000	09/30/42	1,025	958,164

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,968,041
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,262,473
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	811,080
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	9,810	9,524,376
Gtd. Notes	4.750	06/15/46	12,270	11,378,506
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875	07/12/28	5,030	4,226,671
Gtd. Notes, 144A	3.500	04/06/28	24,540	22,781,174

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,196,582
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,599,433

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Entergy Louisiana LLC, (cont’d.)
Collateral Trust(h)	4.200%	09/01/48	60,565	$57,548,869
Collateral Trust Bond	3.250	04/01/28	5,000	4,814,090
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,096,500
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	20,100,661
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,772,525

Evergy Kansas Central, Inc., First Mortgage(h)	3.450	04/15/50	33,000	27,592,232
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,289,831
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,128,244
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	826,837
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	9,257,732
First Mortgage(a)	3.950	03/01/48	8,210	7,819,013

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,463,975
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	988,934
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,296,538
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	659,165
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	214,655
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,842
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	79,588
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	170,187
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	602,919
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	24,568,510
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	19,930,125
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	10,869,366
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,048	41,786,524
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,112,696
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	29,211
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	11	13,163

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	17,335
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	473,346

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250%	12/01/24		7,850	$7,786,836
Sr. Unsec’d. Notes(a)	4.100	09/26/28		3,260	3,290,695

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30		6,350	6,046,660
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN(a)	4.250	08/14/28		30,810	30,469,164
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		6,500	6,584,500

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		17,950	18,592,723
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	1,999,600
Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	0.235(c)	07/24/26	EUR	19,850	19,997,778
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49		15,000	13,946,322
MidAmerican Energy Co., First Mortgage	4.250	07/15/49		1,865	1,812,135
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	524,847
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800(ff)	12/01/77		12,235	10,444,310
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		12,825	12,352,446
Gtd. Notes	6.625	01/15/27		3,051	3,098,787
Gtd. Notes, 144A	3.375	02/15/29		875	756,048
Gtd. Notes, 144A	3.625	02/15/31		13,000	11,022,248
Gtd. Notes, 144A	3.875	02/15/32		4,050	3,453,005
Gtd. Notes, 144A	5.250	06/15/29		12,110	11,368,581

NTPC Ltd. (India), Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	4,750	4,493,060
Oglethorpe Power Corp.,
First Mortgage	3.750	08/01/50		11,000	8,943,286
First Mortgage, 144A	4.500	04/01/47		8,000	7,139,111

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	5,933,659
Pacific Gas & Electric Co.,
First Mortgage	4.550	07/01/30		22,381	20,665,171
First Mortgage	4.950	07/01/50		5,000	4,136,316
PacifiCorp,
First Mortgage(a)	2.700	09/15/30		10,355	9,490,253

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PacifiCorp, (cont’d.)
First Mortgage	3.300%	03/15/51		4,510	$3,728,600
First Mortgage	3.350	07/01/25		9,960	9,901,302

PECO Energy Co., First Ref. Mortgage	4.800	10/15/43		6,449	6,384,865
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,663,384
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	6,946,981

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,037,198
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	45,624
Sr. Sec’d. Notes	5.250	07/01/30		50	45,001

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	8,396,319
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,791,342
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,783,119
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	10,375,340
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,379,032

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	17,047,065
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,921,951
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,471,392
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	27,476,112
Sr. Unsec’d. Notes	3.800	02/01/38		20,485	18,277,676

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	721,216
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	4,569,994
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,897,357
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		26,125	23,890,845
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	89,663,453
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		26,000	23,986,821

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(a)	5.000%	07/31/27	37,011	$36,472,471
Gtd. Notes, 144A	5.500	09/01/26	500	506,325
Gtd. Notes, 144A	5.625	02/15/27	17,900	17,950,429
Sr. Sec’d. Notes, 144A	3.550	07/15/24	4,000	3,875,390
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,689,081

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.650	04/01/50	5,445	4,617,942
				1,431,392,045
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125	06/15/25	7,915	8,187,401
Gtd. Notes, 144A	7.250	06/15/28	7,895	8,233,747
				16,421,148
Electronics 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	295	296,106
Gtd. Notes, 144A(a)	5.000	10/01/25	11,275	11,303,188

TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	17,881,452
				29,480,746
Energy-Alternate Sources 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	100	99,118
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	8,838	8,969,935
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	1,883,700
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	10,000	7,606,944
Sr. Sec’d. Notes, 144A	3.875	04/30/28	9,000	8,025,750
Sr. Sec’d. Notes, 144A	4.250	10/31/26	4,524	4,263,870

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	10/31/46		1,425	$1,068,750
Sr. Sec’d. Notes, 144A	5.500	07/31/47		10,000	7,606,944
					39,425,893
Entertainment 0.4%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		15,720	12,456,096
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		10,120	10,107,103
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		2,995	2,537,864
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	1,011	916,966
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		283	254,736
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	11,169	11,643,172
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%(a)	13.625	11/30/27(d)		2,783	2,504,557

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	4,370	3,628,953
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes	4.875	02/28/47	GBP	2,714	3,074,793
Sec’d. Notes	6.500	08/28/26	GBP	1,175	1,352,329
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	2,888,991

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	8,897,600
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	481,670
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	8,129,625
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		38,595	34,269,756
Gtd. Notes, 144A	5.141	03/15/52		33,885	29,606,926
Gtd. Notes, 144A	5.391	03/15/62		16,965	14,877,907

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		9,900	7,920,000

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	4.125%	07/01/29		3,400	$2,827,911
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31		8,100	6,351,488
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		3,273	3,400,144
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		4,225	4,221,728
					172,350,315
Foods 1.5%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	19,898,730
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	02/15/23		10,000	9,993,229
Gtd. Notes, 144A	3.500	03/15/29		125	108,545
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,831,566

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27		3,250	2,975,673
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	257,200	254,124,480
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	81,400	67,987,927
Campbell Soup Co., Sr. Unsec’d. Notes	3.125	04/24/50		11,730	8,857,059
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27		3,835	3,643,969
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes(a)	7.500	07/08/26	GBP	5,910	6,381,827
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		600	501,090
Gtd. Notes, 144A	6.500	04/15/29		6,822	6,917,167
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		13,075	12,625,547
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		20,540	19,883,959
Gtd. Notes	4.375	06/01/46		27,652	24,355,863

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	4.625%	10/01/39		11,930	$10,920,439
Gtd. Notes	4.875	10/01/49		9,966	9,318,510
Gtd. Notes	5.000	07/15/35		2,308	2,350,885
Gtd. Notes	5.200	07/15/45		11,095	10,972,807

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	105,300	107,075,674
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	13,931,471
Gtd. Notes, 144A	4.200	04/01/59		12,865	12,181,181
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	4.250	04/15/31		16,375	14,659,160
Gtd. Notes, 144A	5.875	09/30/27		6,575	6,577,033
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	44,756
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		1,570	1,403,964

Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	5.150	08/15/44		2,615	2,715,865
					634,238,376
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,131,710
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,577,480
					5,709,190
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		2,620	2,635,957
Sr. Unsec’d. Notes	5.625	05/20/24		5,440	5,512,375
Sr. Unsec’d. Notes	5.750	05/20/27		18,918	19,052,161
Sr. Unsec’d. Notes	5.875	08/20/26		13,975	14,152,537

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,242,256
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,640,395
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,652,877

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,591,267

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage, Series VV	4.300%	01/15/49		9,350	$8,716,710
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,700,889

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,406,083
					87,303,507
Healthcare-Products 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		458	506,662
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	50,715	41,682,281
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(a)	3.875	04/01/29		33,385	30,141,548
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		14,175	12,806,991
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	21,626,204
Gtd. Notes	1.625	03/07/31	EUR	2,720	2,689,488
Gtd. Notes	1.625	10/15/50	EUR	24,085	18,665,857
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,927,539

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,477,607
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	20,997,835
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	13,765,071

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,018,360
					225,305,443
Healthcare-Services 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	7,226,614
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	12,347,254
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,364,275
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	18,009,334
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	4,249,654
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,308,977
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		3,020	2,842,978

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Ascension Health, (cont’d.)
Sr. Unsec’d. Notes, Series B	2.532%	11/15/29	29,625	$27,429,615
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	3,961,247

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	12,732,749
Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114	2,815	2,845,765
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	38,251
Gtd. Notes, 144A(a)	4.625	06/01/30	5,845	4,807,678
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,871,429
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,947,135
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,656,904

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020(a)	2.675	09/01/41	40,545	31,336,343
HCA, Inc.,
Gtd. Notes	5.125	06/15/39	16,905	16,095,466
Gtd. Notes	5.375	02/01/25	8,675	8,866,889
Gtd. Notes	5.875	02/15/26	323	333,968
Gtd. Notes	7.500	11/06/33	20,412	23,136,902
Gtd. Notes, MTN	7.750	07/15/36	20,400	23,612,001
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27	6,745	6,760,790
Sr. Unsec’d. Notes	4.875	04/01/30	75,000	78,131,422

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	9,842,653
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	14,618,479
Gtd. Notes, Series 2019(a)	3.266	11/01/49	21,296	17,298,052
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	5,025	4,503,150
Sr. Sec’d. Notes, 144A	6.750	04/15/25	5,437	5,440,253

Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	8,038,188
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	675	645,559
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	23,087,573
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	14,241,326

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Montefiore Obligated Group, Unsec’d. Notes(a)	4.287%	09/01/50	8,570	$6,425,073
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	3,615	3,468,214
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	11,959,046

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	6,343,043
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,766,382
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	17,845	13,593,150
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,529,131
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,104,345
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,964,581
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	12,424	12,106,482
Sec’d. Notes, 144A(a)	6.250	02/01/27	3,011	3,040,485
Sr. Sec’d. Notes, 144A	4.375	01/15/30	2,079	1,937,307
Sr. Sec’d. Notes, 144A	4.625	06/15/28	98	92,829
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26	6,465	6,368,537
Sr. Sec’d. Notes, 144A	5.125	11/01/27	32,170	31,695,438
Sr. Unsec’d. Notes(a)	6.875	11/15/31	14,600	14,199,640
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	3,286,266
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,833,412
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	12,055,521
Sr. Unsec’d. Notes	4.375	03/15/42	615	617,219
Sr. Unsec’d. Notes	4.625	07/15/35	5,475	5,839,297
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,794,342
Sr. Unsec’d. Notes	5.700	10/15/40	185	212,573
Sr. Unsec’d. Notes	5.800	03/15/36	669	785,745

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,547,670
				590,194,601
Holding Companies-Diversified 0.0%
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,827,337

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29		4,675	$3,626,842
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		1,775	1,347,242
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		59	56,777
Gtd. Notes	7.250	10/15/29		1,400	1,273,273
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,000	765,000
Gtd. Notes, 144A	6.250	09/15/27		1,525	1,370,136
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		6,025	4,759,750
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27		5,575	5,667,568
Gtd. Notes, 144A(a)	3.875	08/15/29		1,150	984,020
KB Home,
Gtd. Notes	4.000	06/15/31		3,200	2,697,460
Gtd. Notes	4.800	11/15/29		50	45,140

Lennar Corp., Gtd. Notes	5.250	06/01/26		50	51,319
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30		50	40,135
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,368,215
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		7,476	7,729,582
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26		500	441,117
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	6,473,606
Gtd. Notes, 144A	5.875	06/15/27		8,150	8,322,801
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,855	2,611,785
					52,631,768
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		10,000	9,828,650
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		43	42,962
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	14,469,123
					24,340,735

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450%	04/01/26		19,245	$19,010,519
Sr. Unsec’d. Notes	4.875	06/01/25		850	855,488
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,493,666
Gtd. Notes	5.250	12/15/26		52	49,812

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	3,227,507
					24,636,992
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	46,267,490
Sr. Unsec’d. Notes	3.900	04/01/26		26,880	26,897,544

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	6,228,175
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,236,385
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	7,160,573
Gtd. Notes(a)	4.300	05/15/43		4,365	4,298,306
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,997,355
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,485,498
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,210,690

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	21,398,994
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	436,099
Sr. Unsec’d. Notes	5.950	10/15/36		755	850,764
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,110,160

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	16,068,499
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	19,171,692
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,884,596
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,674,782
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30		10,985	9,963,048
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,442,856
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	7,837,799

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes	5.000%	03/30/43	300	$291,527
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	7,285,976
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	13,737,962

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59	758	593,609
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	7,190	6,687,034
Gtd. Notes	4.350	05/15/43	760	705,438
Gtd. Notes	4.625	09/15/42	275	262,047

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)	15,110	13,625,761
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34	525	605,027
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	16,613,113
Sub. Notes, 144A	6.850	12/16/39	325	393,386

Willis North America, Inc., Gtd. Notes	3.600	05/15/24	20,670	20,571,875
				314,994,060
Internet 0.0%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	200	177,641
Expedia Group, Inc., Gtd. Notes(a)	2.950	03/15/31	22,000	18,147,737
				18,325,378
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,983
Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	4,900	4,226,250
Gtd. Notes, 144A	5.750	05/01/28	25	25,248

Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900	08/08/29	2,250	2,014,611

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500%	10/15/32		17,030	$15,184,375
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	36,364,891
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	466,628
Gtd. Notes	4.750	10/15/28		3,000	2,717,092
Gtd. Notes(a)	5.500	04/15/27		1,532	1,486,056
Gtd. Notes	5.750	06/15/25		25	24,693

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25		10,815	10,129,005
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	10,935,000
					83,573,849
Machinery-Diversified 0.2%
TK Elevator Holdco GmbH (Germany), Sr. Unsec’d. Notes(a)	6.625	07/15/28	EUR	31,146	27,881,974
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	24,306	23,876,358
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	40,695,372

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28		11,817	11,745,692
					104,199,396
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32		18,200	15,708,760
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	10,623,741
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		3,975	3,288,606
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	6,039,053
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		11,025	10,028,145
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		14,107	13,477,668
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26		17,056	17,039,641
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		70,000	49,095,095
Sr. Sec’d. Notes	3.900	06/01/52		15,490	11,220,645
Sr. Sec’d. Notes	4.800	03/01/50		9,593	7,911,426
Sr. Sec’d. Notes	5.125	07/01/49		40,050	34,647,574
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,590,275

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	5.375%	05/01/47	26,899	$23,715,372
Sr. Sec’d. Notes	5.750	04/01/48	27,908	25,836,035
Sr. Sec’d. Notes	6.384	10/23/35	7,110	7,466,956
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,372,516
Sr. Sec’d. Notes(a)	6.834	10/23/55	7,580	7,901,892
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	14,472
Gtd. Notes	4.250	10/15/30	21,595	22,200,383

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	15,094,203
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	6,510	5,208,000
Gtd. Notes, 144A	4.500	11/15/31	2,500	2,126,647
Gtd. Notes, 144A	5.375	02/01/28	208	197,516
Gtd. Notes, 144A	5.500	04/15/27	6,800	6,585,448
Gtd. Notes, 144A	6.500	02/01/29	700	676,405
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	8,450	6,424,485
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/30	11,500	9,280,879
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	6,465	5,929,168
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	35,072	3,280,639
Sec’d. Notes, 144A(a)	5.375	08/15/26	14,145	3,082,078
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	12,175	8,838,325
Gtd. Notes	5.200	09/20/47	18,654	16,530,814
Gtd. Notes	5.300	05/15/49	13,607	12,151,794
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	50	49,214
Gtd. Notes	5.125	06/01/29	17,000	11,132,997
Gtd. Notes(a)	5.875	11/15/24	6,035	5,583,281
Gtd. Notes(a)	7.375	07/01/28	1,345	957,787
Gtd. Notes(a)	7.750	07/01/26	43,472	35,900,620

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	50	49,699
Paramount Global, Sr. Unsec’d. Notes	4.375	03/15/43	1,215	976,000
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.500	09/15/28	367	291,671
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37	3,690	3,867,014

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25		10,700	$10,465,965
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	50,302
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	8,827,175
Sr. Sec’d. Notes	5.000	04/15/27	GBP	23,479	26,994,773

Virgin Media Vendor Financing Notes III DAC (United Kingdom), Gtd. Notes	4.875	07/15/28	GBP	10,800	11,430,371
					488,161,525
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	15,499,035
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		4,000	3,975,240
Gtd. Notes, 144A	7.500	04/01/25		500	494,625

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		10,370	9,657,062
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24		50	50,285
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.500	11/08/22		3,108	3,113,961
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	2,752,128
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	925,550
Sr. Unsec’d. Notes	6.000	08/15/40		8,563	8,499,426
					44,967,312
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	486,385
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	308,721

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,269,392
					2,064,498

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750%	01/06/23	17,745	$17,720,601
Sr. Unsec’d. Notes(a)	3.750	11/23/23	10,400	10,437,700

European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22	1,000	990,309
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor 0.000%)	0.220(c)	12/29/26	3,500	3,226,442
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	1.661(c)	02/16/24	6,838	6,672,807
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	11,079,269
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,955,179
Unsec’d. Notes	6.950	08/01/26	2,000	2,279,076
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,118,266
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	15,646,047
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	02/07/23	9,000	8,881,564
Notes, MTN	1.237(s)	10/31/30	3,739	2,848,482
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,860,056
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,172,167
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	603,115
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	200,074
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	24,226,343
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,717,033

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	16,376	16,305,616
				136,940,146
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	50	43,418
Gtd. Notes	4.125	05/01/25	228	224,262
				267,680

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 2.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	14,625	$15,100,699
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	3,834	3,644,644
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	9,701	10,445,651
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	15,411	14,914,906
Gtd. Notes, 144A	9.000	11/01/27	12,152	14,750,947
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	10,517,676
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29	15,850	15,699,492
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	29,747,358
Sr. Unsec’d. Notes(a)	5.400	06/15/47	14,665	14,705,534
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	25,999,687
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	7,034,968
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,950	2,950,000
Gtd. Notes, 144A	5.875	02/01/29	4,900	4,922,941

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	3,600	3,546,604
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	18,725	18,958,282
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	12,038,612
Gtd. Notes	4.500	04/15/23	3,915	3,918,812

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	498,922
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	51,121
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,503
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	14,614,988
Sr. Unsec’d. Notes	5.875	06/15/28	32	32,932
Sr. Unsec’d. Notes	8.250	08/01/23	500	515,678
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	50,855,769
Gtd. Notes(a)	3.500	12/01/29	1,459	1,375,919
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	3,434	3,311,235
Sr. Unsec’d. Notes	5.875	09/18/23	71,841	72,376,215
Sr. Unsec’d. Notes	6.875	04/29/30	26,440	25,125,932

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		10,493	$10,595,977
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		33,234	31,655,385
Sr. Sec’d. Notes, 144A	4.875	03/30/26		27,119	24,746,087
Sr. Sec’d. Notes, 144A(a)	5.375	03/30/28		8,890	7,823,200
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27		50	48,657
Sr. Unsec’d. Notes	7.000	02/01/30		50	54,771
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	18,332,702
Gtd. Notes	4.250	11/23/41		9,026	8,910,740

Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452	04/15/51		26,280	22,851,003
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	19,900	12,962,126
Sr. Unsec’d. Notes	2.250	11/22/24	EUR	1,200	502,849
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,000	1,226,460
Sr. Unsec’d. Notes	3.125	11/17/23	EUR	40,100	17,213,366
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	8,530	4,155,134

Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27	EUR	1,367	558,857
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,515,107
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		14,575	13,359,842
Sr. Unsec’d. Notes, 144A(a)	6.000	02/01/31		3,200	2,929,748
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,184,206
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		18,650	16,920,536
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		14,525	13,969,419
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,679,000

Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,846,216
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,850	1,776,000
Gtd. Notes, 144A	7.125	02/01/27		8,860	9,161,594
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,302,913
Sr. Unsec’d. Notes(a)	6.450	09/15/36		12,600	14,008,295
Sr. Unsec’d. Notes	6.625	09/01/30		50	55,470
Sr. Unsec’d. Notes	6.950	07/01/24		1,541	1,616,386
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,839,402

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Ovintiv Exploration, Inc., Gtd. Notes	5.375%	01/01/26		35,890	$36,588,322
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34		9,845	10,571,323
Gtd. Notes	6.625	08/15/37		2,720	2,898,981

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,064,490
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29		4,191	4,211,431
Gtd. Notes	6.625	01/16/34	GBP	22,380	25,240,948
Gtd. Notes(a)	7.375	01/17/27		8,933	9,685,605
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,206,231
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	4.750	02/26/29	EUR	14,826	11,857,155
Gtd. Notes	5.350	02/12/28		8,849	7,375,642
Gtd. Notes	6.350	02/12/48		23,715	15,592,612
Gtd. Notes	6.490	01/23/27		22,735	20,572,333
Gtd. Notes	6.500	03/13/27		38,109	34,427,671
Gtd. Notes(a)	6.500	01/23/29		19,625	16,683,409
Gtd. Notes	6.625	06/15/35		2,920	2,126,052
Gtd. Notes	6.840	01/23/30		13,189	11,110,282
Gtd. Notes	9.500	09/15/27		1,590	1,628,259
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	1,592,865
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	28,864,276
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,342,504
Gtd. Notes, EMTN	4.875	02/21/28	EUR	40,310	34,145,595
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,635,280
Gtd. Notes, MTN	4.625	09/21/23		5,319	5,255,172
Gtd. Notes, MTN(a)	6.750	09/21/47		32,343	21,936,640
Gtd. Notes, MTN(a)	6.875	08/04/26		9,235	8,800,031
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	1.841(c)	02/15/24		3,850	3,849,054
U.S. Gov’t. Gtd. Notes	1.950	12/20/22		627	608,090
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	1,839,553
Gtd. Notes(a)	4.650	11/15/34		2,965	3,029,022

Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	1.900	08/15/30		17,245	14,559,911
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		22,400	20,720,000
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		22,410	18,877,624
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	3,026,000

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc., (cont’d.)
Gtd. Notes, 144A	8.000%	02/01/27		1,950	$1,296,750

Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29		5,430	5,296,220
					1,035,085,808
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	2,717,923
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	16,152	12,295,713
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	30,836	23,473,633

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	450,045
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	101,621
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25		1,200	1,148,743
Gtd. Notes, 144A	6.625	05/13/27		375	360,644
					37,830,399
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/06/22		1,112	1,111,503
Sr. Unsec’d. Notes	3.600	05/14/25		14,395	14,402,927
Sr. Unsec’d. Notes	4.050	11/21/39		64,070	60,304,532
Sr. Unsec’d. Notes	4.400	11/06/42		25,402	24,259,106
Sr. Unsec’d. Notes	4.500	05/14/35		20,670	21,044,238
Sr. Unsec’d. Notes	4.550	03/15/35		59,564	60,772,617
Sr. Unsec’d. Notes	4.700	05/14/45		37,711	37,520,129
Sr. Unsec’d. Notes	4.750	03/15/45		10,308	10,170,594
Sr. Unsec’d. Notes	4.850	06/15/44		9,795	9,923,267

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29		1,000	891,662

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	3,875	$3,834,537
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	7,050	3,754,125
Gtd. Notes, 144A(a)	5.000	02/15/29	10,965	5,551,031
Gtd. Notes, 144A	5.250	01/30/30	16,682	8,591,230
Gtd. Notes, 144A(a)	5.250	02/15/31	24,769	12,699,066
Gtd. Notes, 144A	6.250	02/15/29	48,869	26,081,874
Gtd. Notes, 144A	7.000	01/15/28	6,475	3,584,754
Gtd. Notes, 144A	7.250	05/30/29	4,978	2,708,281
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,850	10,241,193
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes(a)	3.700	06/06/27	5,463	5,411,491
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,085,379

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	11,360	11,343,821
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	10,000	9,920,988
Gtd. Notes	3.400	03/01/27	2,035	2,008,990
Gtd. Notes	4.375	10/15/28	31,225	31,868,071
Gtd. Notes	4.500	02/25/26	6,005	6,178,397
Gtd. Notes	4.900	12/15/48	4,645	4,689,327
Sr. Unsec’d. Notes	3.400	03/15/50	547	446,741
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	49,410	41,364,709
Sr. Unsec’d. Notes	4.300	03/25/28	2,453	2,496,060
Sr. Unsec’d. Notes(a)	5.050	03/25/48	23,225	23,526,964
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	7,736,368

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	2	145
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	38,126	32,391,268
Gtd. Notes, 144A	3.125	01/15/23	16,635	16,534,273
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	8,917	8,834,178
Gtd. Notes	3.200	09/23/26	69,545	67,660,616

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	94,061	77,376,576

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40	27,725	$20,250,646
Gtd. Notes	4.000	06/22/50	18,558	12,860,661
				701,432,335
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,216,179
Gtd. Notes, 144A	5.750	01/15/28	630	619,062
Gtd. Notes, 144A(a)	7.875	05/15/26	14,960	15,649,409

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	48,756
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	24,781,508
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	49,476
Gtd. Notes	5.625	07/15/27	50	51,463

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	245	233,879
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,545	2,321,836
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	59,322,470
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	18,000,780
Sr. Unsec’d. Notes(a)	5.000	05/15/50	7,845	6,931,592
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,093,161
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,726,981
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,521,646
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	14,020,283
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,521,562
Sr. Unsec’d. Notes	6.125	12/15/45	9,430	9,379,321
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	38,296,869

Energy Transfer LP/Regency Energy Finance Corp., Sr. Unsec’d. Notes	5.000	10/01/22	535	534,978
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,034,159
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	49,075	37,101,656
Gtd. Notes	3.700	01/31/51	2,665	2,223,089
Gtd. Notes	4.200	01/31/50	5,910	5,252,432

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	4.250%	02/15/48	5,593	$5,030,441
Gtd. Notes	4.900	05/15/46	18,296	17,720,162
Gtd. Notes	4.950	10/15/54	5,000	4,733,927
Gtd. Notes	5.100	02/15/45	8,450	8,358,388
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	15,316,253
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	47,455
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	19,040

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,348	4,088,668
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	7,076,112
Gtd. Notes	5.000	03/01/43	1,958	1,819,482
Gtd. Notes	6.500	09/01/39	1,260	1,341,509

Kinder Morgan, Inc., Gtd. Notes(a)	2.000	02/15/31	35,000	28,993,126
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes(a)	3.950	03/01/50	13,250	10,877,009
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,289,603
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,283,836
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	5,512,683
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	14,212,070
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,480,377
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,740,777
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,610,935
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,352,835
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	24,289,018
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,415,808
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,911,008

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,071,821
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	32,405,085
Gtd. Notes	4.450	09/01/49	33,477	27,441,751
Gtd. Notes	4.950	07/13/47	59,765	53,074,859
Gtd. Notes	5.200	07/15/48	3,390	3,151,976
Gtd. Notes	6.000	06/15/35	4,200	4,191,698
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,384,400

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	4.300%	01/31/43	5,000	$3,844,297
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,206,305
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	887,351
Sr. Unsec’d. Notes	4.900	02/15/45	11,823	9,876,642
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,552,414
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	6,500	5,546,010
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	9,636,439
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,201,641
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,569,733
Gtd. Notes, 144A(a)	7.500	10/01/25	5,375	5,398,809

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	49,305
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	722,667
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,015	18,566,140
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	8,026,072
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,524,268
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	2,380	2,199,600
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.350	02/01/25	230	225,727
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	8,726,607
Sr. Unsec’d. Notes	4.300	02/01/30	50	46,489
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,181,728
Sr. Unsec’d. Notes	5.450	04/01/44	875	782,740
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	48,036	47,179,060
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	18,328,657
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	8,604,326
Sr. Unsec’d. Notes(a)	4.850	03/01/48	11,950	11,293,313
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,502,654
				774,853,653

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25		6,050	$5,142,644
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,065,591
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,142,491
Gtd. Notes, 144A	5.375	08/01/28		500	468,648

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,436,008
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	1,922,304
					27,177,686
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33		9,640	7,569,212
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,627,001
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	20,809,588
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		13,046	9,644,994
Gtd. Notes	9.750	06/15/25		10,273	10,245,006
Sr. Unsec’d. Notes	4.750	05/01/24		2,498	2,286,743
Sr. Unsec’d. Notes(a)	4.750	02/15/28		18,845	14,119,885
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,214,091
Gtd. Notes	5.375	11/01/23		2,555	2,548,582
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		537	529,486
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,407,604

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,762,699
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	31,608,963
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.692	06/05/28	GBP	3,000	3,192,106
Gtd. Notes(a)	5.000	10/15/27		1,866	1,796,119

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,127,833

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Realty Income Corp., Sr. Unsec’d. Notes	2.850%	12/15/32		19,830	$17,871,906
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		30,000	26,890,644
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		50,460	50,763,260
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	4,923,741
Gtd. Notes	3.850	04/01/27		31,660	31,064,051
Gtd. Notes	4.400	01/15/29		4,765	4,695,146
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	22,833
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,346,999
Gtd. Notes, 144A	4.625	06/15/25		2,190	2,135,916
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27		2,640	2,501,298
Sr. Unsec’d. Notes	2.750	01/15/31		2,250	1,956,736
Sr. Unsec’d. Notes	4.000	06/01/25		6,960	6,961,609
Sr. Unsec’d. Notes	4.125	03/15/29		1,050	1,025,647
Sr. Unsec’d. Notes	4.250	04/01/26		14,095	14,198,188

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31		12,425	10,443,152
					320,291,038
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		13,500	11,778,750
At Home Group, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		1,300	1,020,504
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,785,186
Dollar General Corp., Sr. Unsec’d. Notes(a)	4.125	04/03/50		8,070	7,102,074
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	29,200	27,251,772
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	74,133	70,120,232
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	11,692,210

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,781,283

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Gap, Inc. (The), Gtd. Notes, 144A(a)	3.875%	10/01/31		13,000	$9,422,984
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31		1,461	1,205,301
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27		300	278,642
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		39,699	39,507,766
					202,946,704
Semiconductors 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		52,591	42,351,226
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		241,735	193,527,295
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes(a)	3.150	05/01/27		7,190	6,816,120
Gtd. Notes	3.400	05/01/30		9,130	8,335,690
					251,030,331
Software 0.4%
Activision Blizzard, Inc., Sr. Unsec’d. Notes(a)	2.500	09/15/50		2,035	1,478,045
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		50	46,293
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26		14,859	14,215,951
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		1,535	1,193,525
Sr. Unsec’d. Notes(a)	2.921	03/17/52		12,025	10,122,541
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.950	05/15/25		42,350	41,289,245
Sr. Unsec’d. Notes	3.600	04/01/50		50,325	36,620,281
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	14,932,352
Sr. Unsec’d. Notes	3.850	04/01/60		43,385	30,787,983
					150,686,216
Telecommunications 2.6%
Altice France Holding SA (Luxembourg), Sr. Sec’d. Notes	8.000	05/15/27	EUR	14,000	12,437,775

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125%	02/01/27	10,202	$10,037,442
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,092,763
Sr. Unsec’d. Notes	2.550	12/01/33	21,058	17,829,305
Sr. Unsec’d. Notes	3.500	09/15/53	117,222	92,517,109
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	15,550,974
Sr. Unsec’d. Notes	3.650	09/15/59	73,611	57,444,149
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	6,207,757
Sr. Unsec’d. Notes	4.300	02/15/30	15,455	15,497,390

Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	638	421,041
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26	14,640	10,101,855
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	28,344	23,726,050
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	68,274	63,870,327

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	36,750	23,152,500
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	15,350	14,697,625
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28	9,175	8,793,687
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)	2,400	2
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)	2,625	3
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30	83,590	76,990,569
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	50	49,587
Sr. Sec’d. Notes, 144A	3.400	03/01/27	21,986	19,868,955
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	1,000	807,663
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	50	39,042
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	11,050	11,222,400
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	10,000	10,024,580
Sr. Unsec’d. Notes	4.600	05/23/29	20,980	20,688,547

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	29,300	37,902,045

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint Communications, Inc., Gtd. Notes	6.000%	11/15/22		16,935	$17,043,171
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		39,580	41,455,303
Gtd. Notes	7.625	02/15/25		24,159	25,793,558
Gtd. Notes	7.875	09/15/23		79,334	82,306,374

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	6,700	7,185,167
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.625	02/15/29		14,375	12,860,136
Sr. Sec’d. Notes(a)	2.250	11/15/31		9,000	7,588,754
Sr. Sec’d. Notes	2.550	02/15/31		19,800	17,268,759
Sr. Sec’d. Notes	3.000	02/15/41		40,760	31,690,626
Sr. Sec’d. Notes	3.300	02/15/51		9,414	7,160,535
Sr. Sec’d. Notes	3.875	04/15/30		13,050	12,550,230
Sr. Sec’d. Notes	4.375	04/15/40		19,890	18,523,200
Sr. Sec’d. Notes	4.500	04/15/50		31,495	28,970,362
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	2.650	11/20/40		121,425	93,454,670
Sr. Unsec’d. Notes(a)	3.150	03/22/30		100,000	94,305,664
Sr. Unsec’d. Notes	3.400	03/22/41		57,405	49,041,782
					1,100,169,435
Transportation 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,837,074
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,472,183

CP - Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	37,150	46,889,013
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	6,879,645
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,789	4,668,899
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	34,284,951
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	6,959,434
Sr. Unsec’d. Notes	3.250	02/05/50		19,231	16,034,206

XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25		22	22,292
					122,047,697

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800%	05/01/30	3,975	$3,680,611
Sr. Unsec’d. Notes	3.750	09/01/47	4,795	4,197,624
				7,878,235

Total Corporate Bonds (cost $18,967,828,830)				16,939,792,604
Municipal Bonds 0.9%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	16,115,831
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	726,446

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	4,840	5,687,094
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	5,802,963
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	10,011,980
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	7,187,510
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,093,731
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	375,317
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,192,407
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,007,735
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,678,672
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,146,808
				58,026,494
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,177,222
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,950,384
				5,127,606

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814%	10/01/2114	15,765	$15,875,300
Illinois 0.2%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,874,563
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	80,240,227
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	19,045	19,359,448
				105,474,238
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	1,940,350
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,986,774
Taxable, Revenue Bonds	3.384	12/01/40	13,895	12,374,063
				22,360,837
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	21,033,756
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	17,286,706

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,544,606
				39,865,068
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	837,284
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,146,952
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,421,193
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,133,009

New York State Urban Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	18,800	20,777,090

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458%	10/01/62	2,600	$2,636,210
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	9,201,726
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,804,583
				40,958,047
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	8,027,751
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	328,844
				8,356,595
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	4,528,011
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	781,157
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	464,769
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	6,065,708

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	20,900	16,402,337
				22,932,814
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,241,588
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	27,798,261
				30,039,849

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985%	02/01/39	1,000	$1,196,700
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,762,252

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,594,763
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	18,341,382
				27,895,097
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	7,456,125

Total Municipal Bonds (cost $413,332,625)				391,617,588
Residential Mortgage-Backed Securities 4.7%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	3	3,280
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	1.863(c)	07/27/57	1,669	1,652,386
Banc of America Funding Corp., Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	2.389(c)	02/27/37	2,265	2,248,385
Banc of America Funding Trust,
Series 2005-D, Class A1	3.040(cc)	05/25/35	24	23,889
Series 2006-I, Class 4A1	3.186(cc)	10/20/46	26	21,509
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	4.335(c)	09/26/45	170	169,577
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)	2.424(c)	09/29/36	1,005	1,000,644

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.594(cc)	06/25/34	142	138,385
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	2.548(cc)	02/25/33	2	1,976
Series 2005-04, Class 3A1	3.531(cc)	08/25/35	99	92,987
Series 2007-03, Class 1A1	3.248(cc)	05/25/47	137	127,664
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	2.753(cc)	05/25/35	68	64,818

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bear Stearns ALT-A Trust, (cont’d.)
Series 2005-04, Class 23A2	2.753%(cc)	05/25/35	23	$21,641
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.109(c)	10/25/28	8,923	8,904,765
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.709(c)	04/25/29	6,007	5,999,211
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.259(c)	10/25/29	10,129	10,119,309
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	6.259(c)	08/26/30	4,475	4,476,432
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	10/25/30	6,176	6,176,683
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	5.959(c)	10/25/30	13,505	13,493,969
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	3.264(c)	03/25/31	32,604	32,429,021
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	4.464(c)	03/25/31	9,400	8,996,038
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	2.914(c)	09/25/31	10,950	10,179,733
Central Park Funding Trust,
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	5.346(c)	10/27/22	61,478	60,842,855
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	4.602(c)	03/01/23	126,922	125,755,704
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	2.512(cc)	02/19/34	5,777	5,588,380
Series 2005-29, Class A1	5.750	12/25/35	386	223,331
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)	1.985(c)	02/20/36	9	7,800

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.955(cc)	09/25/47	3,231	2,975,394
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	4.409(c)	09/25/31	913	912,049
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	3.064(c)	10/25/41	11,730	11,216,218
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	6.014(c)	01/25/42	16,850	15,677,931

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	7.764%(c)	03/25/42	13,590	$13,732,024

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.031(cc)	09/25/57	20,008	17,933,052
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.959(c)	11/25/28	18,411	18,272,307
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	4.059(c)	04/25/29	9,866	9,763,251
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	3.664(c)	10/25/33	29,465	29,374,740
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	4.214(c)	10/25/33	45,665	45,018,338
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	4.964(c)	04/25/34	40,750	37,955,451

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	3.514(c)	11/25/41	12,930	11,927,913
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	2.606(c)	10/18/30	—(r)	439
Series 2001-29, Class Z	6.500	07/25/31	14	15,411
Series 2012-132, Class KI, IO	3.000	12/25/32	6,064	622,198
Series 2013-57, Class MI, IO	3.000	06/25/28	1,546	86,437
Series 2014-05, Class AI, IO	4.500	04/25/43	2,327	384,941
Series 2015-51, Class CI, IO	4.000	07/25/45	3,750	652,949
Series 2016-30, Class CI, IO	3.000	05/25/36	3,121	310,641
Series 2016-74, Class GM	2.500	09/25/43	13,512	13,109,260
Series 2017-83, Class IO, IO	4.000	10/25/47	2,600	449,071
Series 2018-16, Class MB	3.500	07/25/46	3,781	3,707,480
Series 2018-24, Class BH	3.500	04/25/48	5,230	5,203,689
Series 2018-58, Class BI, IO	4.000	08/25/48	1,883	237,244
Series 2019-08, Class Z	3.500	03/25/49	2,569	2,398,564
Series 2019-13, Class LZ	4.000	04/25/49	12,858	13,199,946
Series 2019-13, Class VA	4.000	02/25/32	1,657	1,653,288
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.959(c)	01/25/50	3,488	3,456,800

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	4.109%(c)	02/25/50	11,792	$11,719,092
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	7.359(c)	06/25/50	8,180	8,504,573
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	8.259(c)	08/25/50	25,210	26,729,311
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	6.009(c)	08/25/50	1,684	1,686,003
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	6.314(c)	10/25/50	10,705	10,961,632
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.314(c)	10/25/50	11,525	11,538,594
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	3.514(c)	12/25/50	2,916	2,892,020
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	5.359(c)	03/25/50	1,998	2,001,353
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	5.859(c)	07/25/50	4,845	4,851,368
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	7.509(c)	09/25/50	15,495	15,611,636
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	5.409(c)	09/25/50	823	825,639
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	4.164(c)	01/25/51	6,000	5,181,024
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	5.014(c)	10/25/33	43,850	39,555,322
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	4.564(c)	01/25/34	27,900	24,937,648
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	3.164(c)	01/25/34	16,499	16,193,706
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.914(c)	10/25/41	45,750	41,928,868
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	4.664(c)	12/25/33	12,900	10,706,992

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	3.564%(c)	12/25/33	13,960	$12,757,171
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.864(c)	09/25/41	24,730	21,980,301
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.614(c)	09/25/41	46,910	41,960,024
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	5.264(c)	12/25/41	11,160	9,566,498
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	3.864(c)	12/25/41	30,400	27,289,691

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	4.209(c)	10/25/49	511	509,992
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	2.043(c)	07/25/44	64	66,831
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	1.677(c)	02/25/45	7	7,204
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	2	1,881
Series 1935, Class JZ	7.000	02/15/27	28	29,445
Series 2241, Class PH	7.500	07/15/30	16	17,206
Series 3795, Class VZ	4.000	01/15/41	2,493	2,543,041
Series 3889, Class DZ	4.000	01/15/41	2,587	2,613,787
Series 4135, Class AI, IO	3.500	11/15/42	7,558	1,122,550
Series 4372, Class GI, IO	4.500	08/15/44	4,404	805,517
Series 4456, Class BI, IO	4.000	05/15/44	852	118,957
Series 4468, Class IO, IO	4.500	05/15/45	5,045	805,421
Series 4500, Class ZX	4.000	07/15/45	1,953	2,013,093
Series 4735, Class IM, IO	4.000	12/15/47	8,415	1,558,124
Series 4736, Class IP, IO	4.000	08/15/47	1,967	284,125
Series 4751, Class PI, IO	4.000	11/15/47	1,389	215,957
Series 4795, Class WQ	4.000	07/15/46	2,364	2,345,160
Series 4801, Class ZD	4.000	06/15/48	4,724	4,933,199
Series 4802, Class EZ	4.000	06/15/48	4,849	4,914,056
Series 4831, Class BA	3.500	10/15/44	1,461	1,459,966
Series 4868, Class KL	4.000	12/15/45	1,335	1,332,251

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMICS, (cont’d.)
Series 4870, Class K	4.000%	04/15/49	20,573	$21,083,743
Series 4903, Class ED	2.750	09/15/48	5,096	4,940,331
Series 4903, Class IP, IO	4.500	07/25/49	9,682	2,304,564
Series 4939, Class KT	3.000	07/15/48	18,345	17,938,730
Series 4946, Class KB	3.000	12/15/48	8,537	8,410,624

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	2,624	321,077
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,339	1,325,201
Series 2015-064, Class IA, IO	4.000	05/20/45	9,574	1,578,175
Series 2015-165, Class IB, IO	3.500	11/20/42	4,245	449,258
Series 2016-01, Class ZP	3.000	01/20/46	6,829	6,480,354
Series 2016-161, Class PI, IO	3.500	06/20/46	21,635	3,211,795
Series 2016-69, Class B	3.000	05/20/46	13,776	13,538,656
Series 2017-134, Class ZK	3.000	08/20/47	6,077	5,499,425
Series 2018-05, Class IB, IO	4.000	01/20/48	11,640	2,196,685
Series 2018-21, Class IH, IO	4.500	02/20/48	4,108	798,474
Series 2018-59, Class PZ	3.000	09/20/46	6,363	6,173,440
Series 2019-159, Class IJ, IO	3.500	12/20/49	12,483	2,440,819

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	2.399(c)	10/26/36	3,456	3,401,408
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.859(c)	10/25/28	953	952,169
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.909(c)	05/25/29	6,453	6,429,889
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	6.409(c)	10/25/30	11,121	11,139,950
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	3.114(c)	01/25/34	26,185	25,335,650
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.314(c)	01/25/34	41,170	38,331,197

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	2.779(c)	04/25/35	828	781,081
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	1.686(cc)	01/25/32	1	1,164
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	2.439(c)	07/25/37	2,133	2,023,125

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	2.865%(cc)	03/25/36		85	$73,266
Jupiter Mortgage PLC (United Kingdom), Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.355(c)	07/20/60	GBP	48,400	57,950,949
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.721(c)	06/30/23		140,300	139,239,879
Series 2021-02, Class A1Y, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.721(c)	06/30/23		71,000	70,463,517

Mortgage Repurchase Agreement Financing Trust, Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	2.372(c)	09/10/22		145,100	145,094,457
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	01/25/48		14,581	14,224,995
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809(c)	07/25/28		6,407	6,392,301
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.659(c)	07/25/29		372	371,864
Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	5.859(c)	10/25/30		5,408	5,395,385
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	3.164(c)	10/25/33		19,359	19,288,940
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	3.564(c)	10/25/33		19,887	19,517,633

Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	4.414(c)	04/25/34		44,200	41,010,347
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.115(c)	12/25/22		106,123	105,364,234
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	5.159(c)	02/27/24		17,487	17,067,441
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	02/25/23		49,679	49,049,423

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909%(c)	08/25/25	45,300	$44,743,118

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	2.659(c)	02/25/34	5	5,328
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.659(c)	03/25/28	1,367	1,366,612
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.959(c)	03/25/28	18,290	18,267,207
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.209(c)	01/25/30	5,116	5,092,023
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.709(c)	01/25/30	24,000	23,540,146
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	3.164(c)	12/27/33	26,380	26,202,308
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	3.364(c)	11/25/31	34,404	34,004,379
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	5.214(c)	11/25/31	42,300	40,247,972

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.803(c)	09/29/31	6	5,582
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	6	6,201
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	3.117(cc)	02/25/34	56	54,245
Series 2004-18, Class 3A1	3.146(cc)	12/25/34	4,918	4,674,161

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	2.780(c)	09/19/32	6	5,869
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41	2,708	2,658,054
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	3.099(c)	06/25/44	664	622,440
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	3.359(c)	07/25/44	1,056	979,961

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, (cont’d.)
Series 2005-AR05, Class A6	3.310%(cc)	05/25/35		437	$424,968

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	2.808(cc)	02/25/33		—(r)	230

Total Residential Mortgage-Backed Securities (cost $2,085,835,861)					2,016,576,046
Sovereign Bonds 4.7%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		46,900	45,018,137
Albania Government International Bond (Albania), Bonds	2.708(s)	08/31/25		91,274	81,596,700
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	623,506
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes(a)	5.477	07/24/23		11,151	11,062,193
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		99,234	97,702,075
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes(a)	1.375	09/23/50	EUR	21,615	14,115,159
Chile Government International Bond (Chile), Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000	29,891,130
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000	5,748,000
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	992,987
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,041,694
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	34,226,681
Sr. Unsec’d. Notes(a)	6.000	01/26/24		67,450	69,465,069
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,558,082
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	5,978,625
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	45,377,265
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,159,200

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	10,855	7,655,103
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,140,035
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,588,556

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	191,000	$226,806,539
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	158,712,460
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	21,420,854
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	16,091,720
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	14,566,037
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	290,111
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	57,668,025
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,704,625
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,087,188
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	35,071,135
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	30,032,385

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	7,006,688
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,048,818
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		15,000	14,839,009
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,245,449
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	42,983,660
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,676,412
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	11,070,000

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	37,509,235
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,651,010
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,608,168

Province of Alberta (Canada), Sr. Unsec’d. Notes(a)	1.300	07/22/30		21,630	18,723,380
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	25,439,121
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		705	735,114
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	6,375,186
Unsec’d. Notes, MTN	7.295	07/22/26		474	545,085
Unsec’d. Notes, MTN	7.365	03/06/26		82	93,545
Unsec’d. Notes, MTN	7.380	04/09/26		100	114,412

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48		10,705	$11,882,550
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	1.689(s)	02/20/31	EUR	23,219	17,962,174
Sr. Unsec’d. Notes	3.486(s)	03/27/23		4,000	3,897,505
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,215,087
Sr. Unsec’d. Notes(a)	2.875	10/17/29		178,800	156,478,358
Sr. Unsec’d. Notes	3.875	05/06/51		700	530,075
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	3,005	3,113,409
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	144,505	198,952,494
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	78,609,343

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	599,547
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,172,160
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	15,875	12,978,007
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	5,896,586
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875	01/22/24		2,044	2,057,158
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	13,831	11,307,012
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	17,404	13,822,200
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	43,463,497
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		7,000	6,676,250

Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	4.250	06/23/27(d)		5,000	1,950,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	4.250	06/23/27(d)		21,200	8,268,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	16,085	12,415,036
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	59,116	54,776,326
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	30,245	20,163,834
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		12,350	9,108,125

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,600	1,603,300
Transport for London (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,217,688
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	880,000
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	880,650
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	48,655	8,876,420

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	09/01/22	43,190	$13,950,370
Sr. Unsec’d. Notes, 144A	7.750	09/01/23	10,000	2,200,000
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	7,697	1,462,430
Sr. Unsec’d. Notes, 144A	9.750	11/01/28	23,600	4,661,000

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975	04/20/55	9,466	9,881,548

Total Sovereign Bonds (cost $2,304,416,706)				1,986,963,707
U.S. Government Agency Obligations 11.1%
Fannie Mae Interest Strips	1.758(s)	08/06/38	621	338,453
Fannie Mae Interest Strips	3.010(s)	11/15/29	237	185,404
Fannie Mae Interest Strips	3.017(s)	07/15/30	1,355	1,031,198
Fannie Mae Principal Strips	2.002(s)	01/15/30	7,086	5,681,366
Fannie Mae Principal Strips	3.522(s)	07/15/37	6,895	4,064,329
Fannie Mae Principal Strips, MTN	3.338(s)	05/15/30	3,223	2,547,312
Federal Farm Credit Bank	3.000	01/14/30	541	536,991
Federal Home Loan Bank	3.200	11/29/32	22,500	21,422,059
Federal Home Loan Mortgage Corp.,
MTN	1.848(s)	12/14/29	14,281	11,488,416
MTN	2.054(s)	11/15/38	10,000	5,609,402
MTN	2.662(s)	12/17/29	893	723,943

Federal Home Loan Mortgage Corp.	2.500	11/01/49	5,924	5,558,836
Federal Home Loan Mortgage Corp.	3.500	02/01/47	1,060	1,066,557
Federal Home Loan Mortgage Corp.	4.500	09/01/39	362	377,468
Federal Home Loan Mortgage Corp.	5.000	01/01/39	39	41,768
Federal Home Loan Mortgage Corp.	5.500	06/01/31	1	957
Federal Home Loan Mortgage Corp.	5.500	10/01/33	220	234,835
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2	2,417
Federal Home Loan Mortgage Corp.	6.000	10/01/32	7	7,713
Federal Home Loan Mortgage Corp.	6.000	12/01/32	6	6,031
Federal Home Loan Mortgage Corp.	6.000	02/01/33	5	5,782
Federal Home Loan Mortgage Corp.	6.000	11/01/33	37	38,464
Federal Home Loan Mortgage Corp.	6.000	01/01/34	27	29,064
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	957
Federal Home Loan Mortgage Corp.(h)	6.250	07/15/32	52,243	66,724,281
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	505
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1	995
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	971
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,293
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,378
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,504
Federal Home Loan Mortgage Corp.	6.500	09/01/32	12	12,263

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations(Continued)

Federal Home Loan Mortgage Corp.	6.500%	11/01/33		20	$21,051
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		52,373	67,075,121
Federal Home Loan Mortgage Corp.	7.000	09/01/32		25	25,296
Federal Home Loan Mortgage Corp.	8.500	08/01/24		1	551
Federal Home Loan Mortgage Corp.	8.500	11/01/24		—(r)	240
Federal Judiciary Office Building Trust, Notes	2.094(s)	02/15/24		325	306,620
Federal Judiciary Office Building Trust, Notes	2.135(s)	08/15/22		5	4,992
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.679%, Floor 4.482%)	4.482(c)	01/01/28		1	1,133
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.566%, Floor 2.971%)	2.988(c)	05/01/36		5	4,987
Enterprise 11th District COFI Institutional Replacement Index + 1.260% (Cap 12.927%, Floor 3.106%)	3.243(c)	05/01/36		2	2,102

Federal National Mortgage Assoc.(k)	1.875	09/24/26		21,315	20,547,402
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31		794	593,320
Federal National Mortgage Assoc.	2.500	TBA		67,000	62,370,864
Federal National Mortgage Assoc.	3.000	TBA		124,500	119,751,200
Federal National Mortgage Assoc.	3.000	TBA(tt)		651,000	626,873,562
Federal National Mortgage Assoc.	3.500	TBA		146,500	144,397,538
Federal National Mortgage Assoc.	3.500	TBA(tt)		1,369,000	1,350,898,877
Federal National Mortgage Assoc.	4.000	TBA(tt)		367,000	368,820,665
Federal National Mortgage Assoc.	4.000	TBA		855,000	857,902,563
Federal National Mortgage Assoc.	4.000	12/01/40		130	133,825
Federal National Mortgage Assoc.	4.500	TBA(tt)		87,500	89,020,996
Federal National Mortgage Assoc.	4.500	TBA		406,000	412,269,533
Federal National Mortgage Assoc.	4.500	01/01/25		14	14,834
Federal National Mortgage Assoc.	4.500	02/01/33		5	5,259
Federal National Mortgage Assoc.	4.500	08/01/33		3	2,652
Federal National Mortgage Assoc.	4.500	08/01/40		4,580	4,770,015
Federal National Mortgage Assoc.	5.000	TBA		106,500	109,116,738
Federal National Mortgage Assoc.	5.000	03/01/34		363	383,455
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098	8,791,853
Federal National Mortgage Assoc.	5.500	07/01/33		15	15,050
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	151
Federal National Mortgage Assoc.	5.500	10/01/33		31	32,435
Federal National Mortgage Assoc.	5.500	11/01/33		5	5,067
Federal National Mortgage Assoc.	5.500	01/01/34		3	2,961
Federal National Mortgage Assoc.	5.500	04/01/34		2	2,526
Federal National Mortgage Assoc.	5.500	04/01/34		13	14,010
Federal National Mortgage Assoc.	5.500	04/01/34		63	67,014

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	5.500%	05/01/34	2	$2,467
Federal National Mortgage Assoc.	5.500	05/01/34	18	19,089
Federal National Mortgage Assoc.	5.500	05/01/34	61	64,113
Federal National Mortgage Assoc.	5.500	03/01/35	628	669,514
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	77
Federal National Mortgage Assoc.	6.000	11/01/32	2	2,325
Federal National Mortgage Assoc.	6.000	03/01/33	1	1,324
Federal National Mortgage Assoc.	6.000	10/01/33	2	2,383
Federal National Mortgage Assoc.	6.000	11/01/33	117	123,851
Federal National Mortgage Assoc.	6.000	02/01/34	82	88,510
Federal National Mortgage Assoc.	6.000	11/01/34	15	16,312
Federal National Mortgage Assoc.	6.000	11/01/34	26	28,345
Federal National Mortgage Assoc.	6.000	01/01/35	9	9,093
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,247
Federal National Mortgage Assoc.	6.000	04/01/36	3	3,004
Federal National Mortgage Assoc.	6.000	04/01/36	5	4,822
Federal National Mortgage Assoc.	6.000	06/01/37	10	10,680
Federal National Mortgage Assoc.	6.500	07/01/32	6	6,245
Federal National Mortgage Assoc.	6.500	08/01/32	7	7,403
Federal National Mortgage Assoc.	6.500	09/01/32	1	925
Federal National Mortgage Assoc.	6.500	09/01/32	23	24,467
Federal National Mortgage Assoc.	6.500	09/01/32	24	25,537
Federal National Mortgage Assoc.	6.500	09/01/32	37	40,256
Federal National Mortgage Assoc.	6.500	10/01/32	14	14,873
Federal National Mortgage Assoc.	6.500	04/01/33	24	25,897
Federal National Mortgage Assoc.(k)	6.625	11/15/30	63,039	79,810,013
Federal National Mortgage Assoc.	7.000	05/01/32	15	15,698
Federal National Mortgage Assoc.	7.000	06/01/32	4	4,294
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	9,296,330
Freddie Mac Coupon Strips	1.346(s)	01/15/31	415	310,046
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,140	834,806
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704	12,005,908
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	6,605,041
Freddie Mac Coupon Strips	2.012(s)	01/15/32	4,588	3,449,522
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,323,660
Government National Mortgage Assoc.	3.000	01/15/45	60	58,112
Government National Mortgage Assoc.	3.000	03/15/45	13	12,623
Government National Mortgage Assoc.	3.000	03/15/45	132	129,126
Government National Mortgage Assoc.	3.500	TBA	109,500	108,858,398
Government National Mortgage Assoc.	3.500	10/15/40	103	103,697
Government National Mortgage Assoc.	3.500	12/20/47	4,453	4,480,809
Government National Mortgage Assoc.	4.000	11/20/48	391	397,852
Government National Mortgage Assoc.	4.500	02/20/41	1,037	1,077,561
Government National Mortgage Assoc.	5.000	08/20/39	323	342,861
Government National Mortgage Assoc.	6.000	01/15/33	12	12,212

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	6.000%	03/15/33	4	$3,973
Government National Mortgage Assoc.	6.000	05/15/33	5	4,832
Government National Mortgage Assoc.	6.000	06/15/33	4	4,114
Government National Mortgage Assoc.	6.000	12/15/33	13	14,109
Government National Mortgage Assoc.	6.500	09/15/32	22	22,879
Government National Mortgage Assoc.	6.500	09/15/32	47	49,578
Government National Mortgage Assoc.	6.500	11/15/33	23	24,508
Government National Mortgage Assoc.	6.500	11/15/33	52	54,509
Government National Mortgage Assoc.	6.500	07/15/38	1	537
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	163
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	159
Government National Mortgage Assoc.	8.500	08/20/30	1	1,390
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	12,587	14,195,850
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	21,469	26,121,414
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	582,734
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519	1,193,750
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677	16,347,017
Resolution Funding Corp. Principal Strips, Bonds	1.394(s)	01/15/30	3,889	3,097,540
Resolution Funding Corp. Principal Strips, Bonds	3.479(s)	04/15/30	1,745	1,379,675
Tennessee Valley Authority,
Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,563,049
Sr. Unsec’d. Notes, Series E	6.750	11/01/25	2,459	2,745,179

Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	989,159
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	301,820
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,578,840
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	441,367
Tennessee Valley Authority Principal Strips, Bonds	2.950(s)	05/01/30	15,733	12,100,202
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	790,022
United States International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,687	2,658,740
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	6,269	6,130,068
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600	16,998,846
U.S. Gov’t. Gtd. Notes, Series B	0.000(s)	07/17/25	7,400	8,404,035

United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	2.090	05/15/28	1,738	1,679,226
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	6,375	6,364,531

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.820%	12/20/32	92	$94,652

Total U.S. Government Agency Obligations (cost $4,659,408,032)				4,731,252,165
U.S. Treasury Obligations 6.0%
U.S. Treasury Bonds	1.375	11/15/40	698,305	515,327,268
U.S. Treasury Bonds	1.750	08/15/41	5,290	4,129,506
U.S. Treasury Bonds	1.875	11/15/51	13,928	10,709,326
U.S. Treasury Bonds	2.000	11/15/41	7,205	5,879,955
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	1,112,745	951,744,708
U.S. Treasury Bonds(h)	2.250	02/15/52	31,220	26,307,728
U.S. Treasury Bonds	2.375	02/15/42	80,244	69,824,818
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	12,340,755
U.S. Treasury Bonds(k)	2.500	02/15/46	200,000	173,281,250
U.S. Treasury Bonds	2.500	05/15/46	20,130	17,425,031
U.S. Treasury Bonds(h)(k)	2.875	05/15/43	111,225	103,786,828
U.S. Treasury Bonds	2.875	08/15/45	505	468,151
U.S. Treasury Bonds	3.125	02/15/43	5,930	5,765,998
U.S. Treasury Bonds	3.750	11/15/43	10,670	11,401,895
U.S. Treasury Notes	0.875	01/31/24	13,000	12,602,383
U.S. Treasury Notes	1.500	02/15/25	4,595	4,440,278
U.S. Treasury Notes	1.875	02/15/32	2,040	1,904,531
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,491,484
U.S. Treasury Notes	2.500	03/31/27	1,640	1,624,369
U.S. Treasury Notes	2.625	04/15/25	5,545	5,510,344
U.S. Treasury Notes	2.625	05/31/27	24,505	24,422,679
U.S. Treasury Notes	2.875	06/15/25	1,985	1,986,861
U.S. Treasury Notes	2.875	05/15/32	16,945	17,246,833
U.S. Treasury Notes	3.000	07/15/25	13,660	13,729,367
U.S. Treasury Notes	3.250	06/30/29	5,150	5,325,422
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	6,467,835
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	3,660	2,870,812
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	23,310	12,433,518
U.S. Treasury Strips Coupon	2.010(s)	11/15/29	14,470	11,843,356
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	17,610	10,749,667
U.S. Treasury Strips Coupon	2.060(s)	11/15/30	5,765	4,586,103
U.S. Treasury Strips Coupon(h)(k)	2.060(s)	02/15/39	214,720	129,343,637
U.S. Treasury Strips Coupon	2.162(s)	05/15/29	930	771,718
U.S. Treasury Strips Coupon(h)(k)	2.194(s)	05/15/39	179,540	106,686,034
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	15,376,219
U.S. Treasury Strips Coupon(h)	2.269(s)	11/15/40	38,680	21,225,650
U.S. Treasury Strips Coupon(h)	2.277(s)	11/15/41	53,620	27,639,434
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	8,089,451

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	2.364%(s)	05/15/45	32,250	$14,430,615
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	5,573,136
U.S. Treasury Strips Coupon(h)(k)	2.379(s)	08/15/44	82,650	37,896,317
U.S. Treasury Strips Coupon(h)	2.387(s)	05/15/43	39,035	18,764,247
U.S. Treasury Strips Coupon(k)	2.394(s)	11/15/43	124,950	58,951,020
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,636,273
U.S. Treasury Strips Coupon	2.429(s)	02/15/43	11,305	5,512,512
U.S. Treasury Strips Coupon(k)	2.441(s)	05/15/44	53,520	24,784,360
U.S. Treasury Strips Coupon(h)	2.493(s)	02/15/45	48,225	21,757,764
U.S. Treasury Strips Coupon(k)	3.073(s)	08/15/41	18,505	9,692,717
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	5,241,675

Total U.S. Treasury Obligations (cost $3,116,551,034)				2,576,001,838

	Shares
Common Stocks 0.3%
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain)^	162,877	—
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp.	1,423,311	134,033,197
Chesapeake Energy Corp. Backstop Commitment	9,060	853,180
		134,886,377
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	66,831	1,748,767

Total Common Stocks (cost $23,227,806)		136,635,144
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 9.176%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	601,260

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	315,000	$8,356,950

Total Preferred Stocks (cost $8,425,000)		8,958,210

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,997	66,687
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,997	13,850

Total Rights (cost $0)		80,537
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $1)	7,478,572	748

Total Long-Term Investments (cost $49,352,915,430)		45,305,445,168

Shares
Short-Term Investments 4.5%
Affiliated Mutual Fund 1.6%
PGIM Institutional Money Market Fund (cost $669,452,146; includes $668,281,426 of cash collateral for securities on loan)(b)(we)	670,886,139	670,215,253

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 2.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,094,900,675)	1,094,900,675	$1,094,900,675
Options Purchased*~ 0.3%
(cost $196,722,693)		153,282,264

Total Short-Term Investments (cost $1,961,075,514)		1,918,398,192

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 110.4% (cost $51,313,990,944)		47,223,843,360
Options Written*~ (1.0)%
(premiums received $389,594,056)		(420,387,858)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 109.4% (cost $50,924,396,888)		46,803,455,502
Liabilities in excess of other assets(z) (9.4)%		(4,023,258,388)

Net Assets 100.0%		$42,780,197,114

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
CDS—Credit Default Swap
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
REMICS—Real Estate Mortgage Investment Conduit Security
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $315,289,015 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $652,954,675; cash collateral of $668,281,426 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 2,474,500,000 is 5.8% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at July 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, CME Term SOFR + 5.000%, 5.000%(c), Maturity Date 03/01/23 (cost $440,122)^	440	$440,122	$——	$——
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Citibank, N.A.	08/17/22	$104.50	5.00%(Q)	CDX.NA.HY. 38.V2(Q)	865,985	$365,331
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	328,090	—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	467,750	—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	460,800	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	08/17/22	0.70%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	1,106,977	87,916
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.78%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	1,000,000	719,872
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	410,970	378
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	410,970	378

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		410,970	$378
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		446,250	871
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		446,250	871
iTraxx.EUR.36.V1, 12/20/26	Call	Citibank, N.A.	08/17/22	1.50%	1.00%(Q)	iTraxx.EUR. 36.V1(Q)	EUR	866,000	20,537,436
iTraxx.EUR.37.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.10%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	850,000	4,557,610
iTraxx.EUR.37.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.10%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	1,000,000	5,361,894
iTraxx.EUR.37.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.20%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	430,000	3,999,673
iTraxx.FINSR.36.V1, 12/20/26	Call	Citibank, N.A.	08/17/22	1.50%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	422,000	8,167,082
iTraxx.XO.37.V1, 06/20/27	Call	Citibank, N.A.	08/17/22	10.00%	5.00%(Q)	iTraxx.XO. 37.V1(Q)	EUR	496,000	79,246,371
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$91.00	CDX.NA.HY. 38.V2(Q)	5.00%(Q)		162,580	82,133
CDX.NA.HY.38.V2, 06/20/27	Put	Citibank, N.A.	08/17/22	$103.00	CDX.NA.HY. 38.V2(Q)	5.00%(Q)		1,000,000	21,859,348
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	09/21/22	$91.50	CDX.NA.HY. 38.V2(Q)	5.00%(Q)		162,580	375,213
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		328,090	798,826
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		460,800	349,428
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		467,750	267,596
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	205,256
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.90%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		410,970	787,396
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	0.90%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		410,970	787,396

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.93%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		410,970	$689,348
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.20%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		2,000,000	1,066,821
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		446,250	1,165,149
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		446,250	1,165,149
iTraxx.EUR.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.40%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	850,000	147,603
iTraxx.EUR.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.40%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	430,000	74,670
iTraxx.EUR.37.V1, 06/20/27	Put	Citibank, N.A.	08/17/22	1.50%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	2,111,000	241,737
iTraxx.EUR.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.70%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	1,000,000	63,231
iTraxx.XO.37.V1, 06/20/27	Put	Citibank, N.A.	08/17/22	9.50%	iTraxx.XO. 37.V1(Q)	5.00%(Q)	EUR	1,500,000	109,903
Total Options Purchased (cost $196,722,693)									$153,282,264
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	6.86%		—		392,263	$(768,512)
(premiums received $2,157,444)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Citibank, N.A.	08/17/22	$103.00	CDX.NA.HY. 38.V2(Q)	5.00%(Q)	1,000,000	$(1,002,275)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	328,090	(26,057)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)	460,800	(172,659)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		467,750	$(569,022)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.03%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		1,000,000	(9,577,053)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.80%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		410,970	(816,830)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.83%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		410,970	(1,089,540)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.83%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		410,970	(1,089,540)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	1.20%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		2,000,000	(32,678,547)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		446,250	(1,349,231)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG. 38.V1(Q)	1.00%(Q)		446,250	(1,349,231)
iTraxx.EUR.37.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.40%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	850,000	(15,345,320)
iTraxx.EUR.37.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.40%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	430,000	(7,762,926)
iTraxx.EUR.37.V1, 06/20/27	Call	Citibank, N.A.	08/17/22	1.50%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	2,111,000	(47,549,865)
iTraxx.EUR.37.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	1.70%	iTraxx.EUR. 37.V1(Q)	1.00%(Q)	EUR	1,000,000	(31,424,341)
iTraxx.XO.37.V1, 06/20/27	Call	Citibank, N.A.	08/17/22	9.50%	iTraxx.XO. 37.V1(Q)	5.00%(Q)	EUR	1,500,000	(218,848,472)
CDX.NA.HY.38.V2, 06/20/27	Put	Citibank, N.A.	08/17/22	$104.50	5.00%(Q)	CDX.NA.HY. 38.V2(Q)		865,985	(31,257,894)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	10/19/22	$95.00	5.00%(Q)	CDX.NA.HY. 38.V2(Q)		162,580	(1,212,901)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	$95.00	5.00%(Q)	CDX.NA.HY. 38.V2(Q)		162,580	(1,791,985)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	09/21/22	3.00%	1.00%(Q)	CDX.NA.IG. 37.V1(Q)		1,000,000	(2,544)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	08/17/22	0.70%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,106,977	(5,716,694)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	$(2,434,776)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		328,090	(67,342)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		460,800	(64,383)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		467,750	(61,271)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.10%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		410,970	(311,350)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	1.13%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		410,970	(283,369)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.18%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		410,970	(237,827)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		501,050	(187,241)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		501,050	(139,959)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		446,250	(471,252)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		446,250	(440,019)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		501,050	(98,952)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)		1,000,000	(197,489)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		363,870	(11,269)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		701,420	(19,588)
iTraxx.EUR.36.V1, 12/20/26	Put	Citibank, N.A.	08/17/22	1.50%	1.00%(Q)	iTraxx.EUR. 36.V1(Q)	EUR	866,000	(56,217)
iTraxx.EUR.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.10%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	850,000	(1,103,832)
iTraxx.EUR.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.10%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	1,000,000	(1,298,625)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EUR.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.20%	1.00%(Q)	iTraxx.EUR. 37.V1(Q)	EUR	430,000	$(255,895)
iTraxx.FINSR.36.V1, 12/20/26	Put	Citibank, N.A.	08/17/22	1.50%	1.00%(Q)	iTraxx.FINSR. 36.V1(Q)	EUR	422,000	(60,099)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	365,000	(603,378)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	260,550	(564,508)
iTraxx.XO.37.V1, 06/20/27	Put	Citibank, N.A.	08/17/22	10.00%	5.00%(Q)	iTraxx.XO. 37.V1(Q)	EUR	496,000	(17,778)
Total OTC Swaptions (premiums received $387,436,612)									$(419,619,346)
Total Options Written (premiums received $389,594,056)									$(420,387,858)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
19,140	2 Year U.S. Treasury Notes	Sep. 2022	$4,028,222,353	$5,235,359
35,443	5 Year U.S. Treasury Notes	Sep. 2022	4,030,810,466	51,523,553
17,599	10 Year U.S. Treasury Notes	Sep. 2022	2,131,953,947	27,701,271
8,819	10 Year U.S. Ultra Treasury Notes	Sep. 2022	1,157,493,750	28,040,668
11,616	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	1,838,958,000	36,388,687
				148,889,538
Short Positions:
4,251	5 Year Euro-Bobl	Sep. 2022	555,561,207	(11,048,402)
4,501	10 Year Euro-Bund	Sep. 2022	725,182,945	(26,254,614)
1,906	20 Year U.S. Treasury Bonds	Sep. 2022	274,464,000	(12,153,004)
3,417	Euro Schatz Index	Sep. 2022	384,629,400	(2,627,166)
				(52,083,186)
				$96,806,352

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	24,997	$17,023,532	$17,485,984	$462,452	$—
Brazilian Real,
Expiring 08/02/22	Goldman Sachs International	BRL	144,531	27,408,000	27,900,353	492,353	—
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	1,018,140	193,151,534	196,542,980	3,391,446	—
Expiring 08/02/22	UBS AG	BRL	116,087	21,443,000	22,409,534	966,534	—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	914,460	165,622,609	174,916,129	9,293,520	—
Chinese Renminbi,
Expiring 08/23/22	Barclays Bank PLC	CNH	125,540	18,730,000	18,603,439	—	(126,561)
Expiring 08/23/22	Citibank, N.A.	CNH	191,400	28,519,000	28,363,061	—	(155,939)
Expiring 08/23/22	Goldman Sachs International	CNH	373,610	55,515,000	55,364,465	—	(150,535)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	220,680	33,009,000	32,702,113	—	(306,887)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	167,569	25,063,000	24,831,659	—	(231,341)
Expiring 08/23/22	Standard Chartered Bank	CNH	104,717	15,609,000	15,517,753	—	(91,247)
Expiring 08/23/22	UBS AG	CNH	274,312	40,813,000	40,649,713	—	(163,287)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	286,129,962	73,968,839	66,117,923	—	(7,850,916)
Czech Koruna,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	1,222,512	49,480,408	50,225,202	744,794	—
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	10,765,092	27,090,000	26,674,640	—	(415,360)
Expiring 10/19/22	Barclays Bank PLC	HUF	14,466,656	36,643,000	35,846,684	—	(796,316)
Expiring 10/19/22	Barclays Bank PLC	HUF	8,447,022	21,001,000	20,930,734	—	(70,266)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	11,548,508	27,843,000	28,615,853	772,853	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	9,287,026	22,419,000	23,012,165	593,165	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	8,896,279	$21,472,000	$22,043,940	$571,940	$—
Expiring 10/19/22	UBS AG	HUF	11,209,325	27,521,000	27,775,398	254,398	—
Expiring 10/19/22	UBS AG	HUF	10,711,549	27,048,000	26,541,967	—	(506,033)
Expiring 10/19/22	UBS AG	HUF	9,039,575	22,254,000	22,399,010	145,010	—
Indian Rupee,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	1,313,678	16,414,000	16,478,551	64,551	—
Indonesian Rupiah,
Expiring 09/21/22	Goldman Sachs International	IDR	192,391,500	12,775,000	12,953,757	178,757	—
Expiring 09/21/22	Standard Chartered Bank	IDR	285,521,769	18,993,000	19,224,236	231,236	—
Israeli Shekel,
Expiring 09/21/22	Bank of America, N.A.	ILS	137,073	39,041,000	40,458,205	1,417,205	—
Expiring 09/21/22	Citibank, N.A.	ILS	80,442	23,141,000	23,742,995	601,995	—
Expiring 09/21/22	Goldman Sachs International	ILS	106,398	30,688,000	31,404,260	716,260	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	86,404	25,585,000	25,502,738	—	(82,262)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	77,293	22,412,000	22,813,513	401,513	—
Japanese Yen,
Expiring 10/19/22	BNP Paribas S.A.	JPY	2,276,077	16,682,157	17,182,029	499,872	—
Mexican Peso,
Expiring 09/21/22	Barclays Bank PLC	MXN	435,829	21,733,000	21,167,515	—	(565,485)
Expiring 09/21/22	BNP Paribas S.A.	MXN	641,342	32,108,000	31,148,950	—	(959,050)
Expiring 09/21/22	HSBC Bank PLC	MXN	1,787,474	89,042,032	86,814,710	—	(2,227,322)
New Taiwanese Dollar,
Expiring 09/21/22	Goldman Sachs International	TWD	1,655,497	55,705,000	55,278,898	—	(426,102)
Expiring 09/21/22	Goldman Sachs International	TWD	896,653	30,277,000	29,940,261	—	(336,739)
Expiring 09/21/22	HSBC Bank PLC	TWD	1,023,774	34,401,000	34,184,954	—	(216,046)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	694,355	23,324,000	23,185,308	—	(138,692)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	1,652,846	55,657,000	55,190,379	—	(466,621)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/21/22	UBS AG	TWD	1,633,241	$54,823,000	$54,535,741	$—	$(287,259)
Expiring 09/21/22	UBS AG	TWD	843,194	28,421,000	28,155,201	—	(265,799)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	62,027	16,381,000	15,696,894	—	(684,106)
Expiring 09/21/22	Bank of America, N.A.	PEN	38,669	10,299,631	9,785,828	—	(513,803)
Expiring 09/21/22	Barclays Bank PLC	PEN	31,180	8,309,039	7,890,626	—	(418,413)
Expiring 09/21/22	Barclays Bank PLC	PEN	17,357	4,625,330	4,392,392	—	(232,938)
Expiring 09/21/22	BNP Paribas S.A.	PEN	355,305	93,390,667	89,915,885	—	(3,474,782)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	1,413,858	26,030,000	25,459,242	—	(570,758)
Expiring 09/21/22	Citibank, N.A.	PHP	2,042,790	37,770,000	36,784,372	—	(985,628)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	2,124,951	39,681,631	38,263,838	—	(1,417,793)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,520,189	26,906,000	27,373,928	467,928	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,513,189	27,139,000	27,247,883	108,883	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,504,751	28,023,000	27,095,937	—	(927,063)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,478,084	27,439,000	26,615,747	—	(823,253)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,284,428	23,821,000	23,128,603	—	(692,397)
Expiring 09/21/22	Standard Chartered Bank	PHP	3,174,179	59,291,664	57,157,204	—	(2,134,460)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	3,013,231	56,322,077	54,259,024	—	(2,063,053)
Polish Zloty,
Expiring 10/19/22	Goldman Sachs International	PLN	100,066	21,128,000	21,284,125	156,125	—
Expiring 10/19/22	HSBC Bank PLC	PLN	577,641	120,964,388	122,864,260	1,899,872	—
Expiring 10/19/22	HSBC Bank PLC	PLN	105,577	22,003,000	22,456,221	453,221	—
Expiring 10/19/22	HSBC Bank PLC	PLN	99,568	20,645,648	21,178,058	532,410	—
Expiring 10/19/22	HSBC Bank PLC	PLN	76,560	15,692,000	16,284,244	592,244	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	129,915	27,929,000	27,632,815	—	(296,185)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	129,473	$27,643,000	$27,538,800	$—	$(104,200)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	18,663	13,595,246	13,511,423	—	(83,823)
Expiring 09/21/22	HSBC Bank PLC	SGD	35,737	25,822,000	25,872,655	50,655	—
Expiring 09/21/22	UBS AG	SGD	44,542	32,434,000	32,247,012	—	(186,988)
South African Rand,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	357,222	21,072,000	21,364,887	292,887	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	277,130	17,637,000	16,574,701	—	(1,062,299)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ZAR	282,308	16,425,000	16,884,376	459,376	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	505,457	31,147,000	30,230,530	—	(916,470)
South Korean Won,
Expiring 09/21/22	Bank of America, N.A.	KRW	25,439,358	19,614,000	19,529,605	—	(84,395)
Expiring 09/21/22	Goldman Sachs International	KRW	57,562,760	43,903,000	44,190,501	287,501	—
Expiring 09/21/22	Goldman Sachs International	KRW	44,528,364	34,136,000	34,184,092	48,092	—
Expiring 09/21/22	HSBC Bank PLC	KRW	26,461,610	20,331,000	20,314,380	—	(16,620)
Expiring 09/21/22	HSBC Bank PLC	KRW	17,927,499	13,801,000	13,762,807	—	(38,193)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	33,376,158	25,723,000	25,622,627	—	(100,373)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	30,394,198	23,236,000	23,333,399	97,399	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	34,333,014	26,561,000	26,357,198	—	(203,802)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	16,697,001	12,842,000	12,818,163	—	(23,837)
Thai Baht,
Expiring 09/21/22	Barclays Bank PLC	THB	1,088,595	30,495,000	29,683,489	—	(811,511)
Expiring 09/21/22	HSBC Bank PLC	THB	1,364,539	37,483,000	37,207,829	—	(275,171)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,992,716	55,255,000	54,336,790	—	(918,210)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,963,750	$54,368,000	$53,546,956	$—	$(821,044)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	771,042	21,103,000	21,024,553	—	(78,447)
Expiring 09/21/22	Standard Chartered Bank	THB	2,020,526	55,645,000	55,095,085	—	(549,915)
				$3,003,931,432	$2,992,831,884	27,246,447	(38,345,995)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	24,997	$17,514,398	$17,485,984	$28,414	$—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	35,796	24,336,531	25,040,002	—	(703,471)
Brazilian Real,
Expiring 08/02/22	Barclays Bank PLC	BRL	93,025	17,299,000	17,957,724	—	(658,724)
Expiring 08/02/22	Citibank, N.A.	BRL	121,760	22,354,000	23,504,733	—	(1,150,733)
Expiring 08/02/22	Standard Chartered Bank	BRL	149,512	27,503,000	28,861,930	—	(1,358,930)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	914,460	167,116,300	176,528,479	—	(9,412,179)
British Pound,
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	955,816	1,138,717,563	1,166,255,430	—	(27,537,867)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	16,806	12,790,000	13,120,713	—	(330,713)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	16,566	12,716,000	12,933,088	—	(217,088)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 09/21/22	UBS AG	CLP	22,902,871	$23,205,000	$25,177,629	$—	$(1,972,629)
Expiring 09/21/22	UBS AG	CLP	21,563,854	22,394,000	23,705,619	—	(1,311,619)
Expiring 09/21/22	UBS AG	CLP	20,393,993	21,968,000	22,419,564	—	(451,564)
Expiring 09/21/22	UBS AG	CLP	16,099,483	17,110,000	17,698,516	—	(588,516)
Chinese Renminbi,
Expiring 08/23/22	Credit Suisse International	CNH	218,265	32,607,000	32,344,245	262,755	—
Expiring 08/23/22	Goldman Sachs International	CNH	211,754	30,989,000	31,379,343	—	(390,343)
Expiring 08/23/22	HSBC Bank PLC	CNH	369,462	54,658,000	54,749,733	—	(91,733)
Expiring 08/23/22	HSBC Bank PLC	CNH	361,684	53,599,000	53,597,185	1,815	—
Expiring 08/23/22	HSBC Bank PLC	CNH	258,351	38,548,000	38,284,498	263,502	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	3,413,460	498,511,851	505,832,808	—	(7,320,957)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	376,727	55,840,000	55,826,359	13,641	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	188,544	28,163,000	27,939,896	223,104	—
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	281,369	42,013,000	41,695,493	317,507	—
Expiring 08/23/22	UBS AG	CNH	247,286	36,432,000	36,644,720	—	(212,720)
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	23,618,235	5,186,381	5,457,620	—	(271,239)
Expiring 09/21/22	Citibank, N.A.	COP	98,565,209	21,036,000	22,776,108	—	(1,740,108)
Expiring 09/21/22	Citibank, N.A.	COP	88,614,291	21,193,000	20,476,684	716,316	—
Czech Koruna,
Expiring 10/19/22	Barclays Bank PLC	CZK	678,227	27,933,000	27,864,010	68,990	—
Expiring 10/19/22	Goldman Sachs International	CZK	682,140	27,805,000	28,024,764	—	(219,764)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/19/22	HSBC Bank PLC	CZK	676,461	$27,876,000	$27,791,461	$84,539	$—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	166,111	6,744,998	6,824,440	—	(79,442)
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	984,696	998,161,359	1,012,288,665	—	(14,127,306)
Expiring 10/19/22	Barclays Bank PLC	EUR	54,823	56,523,000	56,358,909	164,091	—
Expiring 10/19/22	Deutsche Bank AG	EUR	1,727,217	1,750,975,329	1,775,617,325	—	(24,641,996)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	43,782	45,003,000	45,008,774	—	(5,774)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	42,248	43,317,000	43,431,685	—	(114,685)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	12,693	12,790,000	13,049,096	—	(259,096)
Expiring 10/19/22	Standard Chartered Bank	EUR	1,681,341	1,725,358,814	1,728,455,635	—	(3,096,821)
Expiring 10/19/22	UBS AG	EUR	26,698	27,423,000	27,446,358	—	(23,358)
Hungarian Forint,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	4,892,731	11,984,350	12,123,615	—	(139,265)
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	1,049,621	13,315,000	13,166,270	148,730	—
Expiring 09/21/22	Credit Suisse International	INR	3,952,498	50,273,444	49,579,455	693,989	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	196,887,665	13,618,847	13,256,485	362,362	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/21/22	Standard Chartered Bank	IDR	453,228,923	$30,818,000	$30,515,992	$302,008	$—
Expiring 09/21/22	Standard Chartered Bank	IDR	344,409,393	23,601,000	23,189,152	411,848	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	348,430	105,129,343	102,841,731	2,287,612	—
Expiring 09/21/22	Barclays Bank PLC	ILS	109,817	31,972,000	32,413,232	—	(441,232)
Expiring 09/21/22	Barclays Bank PLC	ILS	50,889	15,264,000	15,020,385	243,615	—
Expiring 09/21/22	Citibank, N.A.	ILS	348,430	105,224,589	102,841,732	2,382,857	—
Expiring 09/21/22	Citibank, N.A.	ILS	115,180	33,520,000	33,996,150	—	(476,150)
Expiring 09/21/22	Citibank, N.A.	ILS	110,414	32,114,000	32,589,609	—	(475,609)
Expiring 09/21/22	Citibank, N.A.	ILS	96,017	27,787,000	28,340,003	—	(553,003)
Expiring 09/21/22	Citibank, N.A.	ILS	87,524	25,428,000	25,833,410	—	(405,410)
Expiring 09/21/22	Citibank, N.A.	ILS	76,667	22,362,000	22,628,961	—	(266,961)
Expiring 09/21/22	Citibank, N.A.	ILS	76,621	23,035,000	22,615,278	419,722	—
Expiring 09/21/22	Citibank, N.A.	ILS	53,593	15,559,000	15,818,361	—	(259,361)
Expiring 09/21/22	Citibank, N.A.	ILS	53,226	15,559,000	15,709,981	—	(150,981)
Expiring 09/21/22	HSBC Bank PLC	ILS	79,364	23,176,000	23,424,837	—	(248,837)
Expiring 09/21/22	HSBC Bank PLC	ILS	78,352	22,482,000	23,126,175	—	(644,175)
Expiring 09/21/22	HSBC Bank PLC	ILS	72,354	21,828,000	21,355,923	472,077	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	94,026	26,984,000	27,752,391	—	(768,391)
Mexican Peso,
Expiring 09/21/22	Bank of America, N.A.	MXN	775,261	37,554,000	37,653,163	—	(99,163)
Expiring 09/21/22	Goldman Sachs International	MXN	658,512	31,564,000	31,982,875	—	(418,875)
Expiring 09/21/22	Goldman Sachs International	MXN	554,154	26,781,000	26,914,376	—	(133,376)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	685,223	$32,574,000	$33,280,183	$—	$(706,183)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	581,716	27,522,000	28,252,992	—	(730,992)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	342,723	16,949,000	16,645,482	303,518	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	578,831	27,716,000	28,112,898	—	(396,898)
Expiring 09/21/22	Standard Chartered Bank	MXN	271,019	12,919,000	13,162,934	—	(243,934)
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	2,429,723	82,939,849	81,131,171	1,808,678	—
Expiring 09/21/22	Citibank, N.A.	TWD	900,591	30,648,000	30,071,760	576,240	—
Expiring 09/21/22	Goldman Sachs International	TWD	2,813,529	96,159,433	93,946,884	2,212,549	—
Expiring 09/21/22	Goldman Sachs International	TWD	761,688	25,974,000	25,433,602	540,398	—
Expiring 09/21/22	HSBC Bank PLC	TWD	2,998,263	102,480,195	100,115,366	2,364,829	—
Expiring 09/21/22	HSBC Bank PLC	TWD	632,811	21,714,000	21,130,272	583,728	—
Expiring 09/21/22	HSBC Bank PLC	TWD	379,816	12,911,000	12,682,475	228,525	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	1,255,682	42,866,000	41,928,641	937,359	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	758,913	25,712,000	25,340,950	371,050	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	560,408	19,056,000	18,712,664	343,336	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	1,157,148	$39,236,000	$38,638,473	$597,527	$—
Expiring 09/21/22	Standard Chartered Bank	TWD	994,199	33,780,000	33,197,435	582,565	—
Peruvian Nuevo Sol,
Expiring 09/21/22	Barclays Bank PLC	PEN	107,974	27,059,000	27,324,595	—	(265,595)
Expiring 09/21/22	Barclays Bank PLC	PEN	58,899	15,177,000	14,905,363	271,637	—
Expiring 09/21/22	Barclays Bank PLC	PEN	45,429	11,535,178	11,496,662	38,516	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	2,185,790	38,489,000	39,359,360	—	(870,360)
Expiring 09/21/22	Citibank, N.A.	PHP	1,684,641	30,451,000	30,335,196	115,804	—
Expiring 09/21/22	Citibank, N.A.	PHP	1,564,688	27,575,000	28,175,222	—	(600,222)
Expiring 09/21/22	Citibank, N.A.	PHP	1,193,393	21,555,000	21,489,329	65,671	—
Expiring 09/21/22	Goldman Sachs International	PHP	1,923,077	34,185,000	34,628,704	—	(443,704)
Expiring 09/21/22	HSBC Bank PLC	PHP	883,097	16,017,000	15,901,866	115,134	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,843,555	32,706,000	33,196,763	—	(490,763)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,575,610	28,257,000	28,371,895	—	(114,895)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	1,079,227	19,173,540	19,433,555	—	(260,015)
Expiring 09/21/22	Standard Chartered Bank	PHP	2,144,006	38,660,000	38,606,958	53,042	—
Expiring 09/21/22	Standard Chartered Bank	PHP	1,230,121	21,959,000	22,150,699	—	(191,699)
Expiring 09/21/22	Standard Chartered Bank	PHP	811,410	14,399,460	14,610,990	—	(211,530)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	109,498	$23,012,000	$23,290,219	$—	$(278,219)
Singapore Dollar,
Expiring 09/21/22	UBS AG	SGD	43,466	31,377,000	31,468,197	—	(91,197)
South African Rand,
Expiring 09/21/22	Deutsche Bank AG	ZAR	407,089	24,865,000	24,347,296	517,704	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	361,729	21,346,000	21,634,436	—	(288,436)
Expiring 09/21/22	HSBC Bank PLC	ZAR	148,866	9,318,000	8,903,438	414,562	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	479,129	27,996,000	28,655,910	—	(659,910)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	413,733	24,092,936	24,744,717	—	(651,781)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	383,993	22,375,000	22,966,006	—	(591,006)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	273,019	16,121,000	16,328,799	—	(207,799)
Expiring 09/21/22	Standard Chartered Bank	ZAR	1,997,522	127,474,285	119,468,510	8,005,775	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	96,094,489	77,334,027	73,771,021	3,563,006	—
Expiring 09/21/22	Goldman Sachs International	KRW	40,429,265	31,377,000	31,037,244	339,756	—
Expiring 09/21/22	HSBC Bank PLC	KRW	54,783,456	42,386,000	42,056,850	329,150	—
Expiring 09/21/22	HSBC Bank PLC	KRW	45,365,944	34,884,000	34,827,096	56,904	—
Expiring 09/21/22	HSBC Bank PLC	KRW	32,422,941	25,177,000	24,890,849	286,151	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	33,856,871	$26,106,000	$25,991,667	$114,333	$—
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	2,012,972	55,082,000	54,889,107	192,893	—
Expiring 09/21/22	Goldman Sachs International	THB	1,187,262	34,761,000	32,373,902	2,387,098	—
Expiring 09/21/22	Goldman Sachs International	THB	1,087,053	30,827,000	29,641,421	1,185,579	—
Expiring 09/21/22	Goldman Sachs International	THB	836,834	23,953,000	22,818,538	1,134,462	—
Expiring 09/21/22	Goldman Sachs International	THB	589,593	17,187,293	16,076,842	1,110,451	—
Expiring 09/21/22	HSBC Bank PLC	THB	1,104,823	32,284,000	30,125,983	2,158,017	—
Expiring 09/21/22	HSBC Bank PLC	THB	868,248	24,916,000	23,675,122	1,240,878	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	5,546,383	162,536,136	151,237,108	11,299,028	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	3,119,840	89,766,666	85,070,873	4,695,793	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	2,056,917	57,210,000	56,087,392	1,122,608	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	2,015,520	55,029,000	54,958,585	70,415	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,408,627	40,089,000	38,410,024	1,678,976	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,338,952	37,780,000	36,510,128	1,269,872	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,121,681	$32,563,000	$30,585,671	$1,977,329	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	788,651	22,988,707	21,504,687	1,484,020	—
Turkish Lira,
Expiring 09/21/22	Barclays Bank PLC	TRY	143,943	7,742,000	7,504,743	237,257	—
Expiring 09/21/22	UBS AG	TRY	153,796	8,663,259	8,018,467	644,792	—
				$10,307,618,061	$10,350,186,954	69,496,409	(112,065,302)
						$96,742,856	$(150,411,297)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D10)	12/20/24	1.000%(Q)	1,000	$(14,235)	$464	$(14,699)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D10)	12/20/24	1.000%(Q)	2,000	(30,123)	927	(31,050)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D10)	12/20/24	1.000%(Q)	6,000	84,004	2,782	81,222	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D10)	12/20/24	1.000%(Q)	1,000	(13,190)	464	(13,654)	Morgan Stanley & Co. International PLC
People’s Republic of China (D10)	12/20/24	1.000%(Q)	4,500	(64,856)	2,086	(66,942)	Morgan Stanley & Co. International PLC
Republic of Chile (D10)	12/20/24	1.000%(Q)	1,000	(4,476)	464	(4,940)	Morgan Stanley & Co. International PLC
Republic of Colombia (D10)	12/20/24	1.000%(Q)	2,500	35,828	1,159	34,669	Morgan Stanley & Co. International PLC
Republic of Indonesia (D10)	12/20/24	1.000%(Q)	4,000	(40,326)	1,854	(42,180)	Morgan Stanley & Co. International PLC
Republic of Panama (D10)	12/20/24	1.000%(Q)	1,000	(4,024)	464	(4,488)	Morgan Stanley & Co. International PLC
Republic of Peru (D10)	12/20/24	1.000%(Q)	1,000	(6,185)	464	(6,649)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D10)	12/20/24	1.000%(Q)	1,000	$(11,303)	$464	$(11,767)	Morgan Stanley & Co. International PLC
Republic of South Africa (D10)	12/20/24	1.000%(Q)	4,500	118,006	2,086	115,920	Morgan Stanley & Co. International PLC
Republic of Turkey (D10)	12/20/24	1.000%(Q)	6,000	933,905	2,782	931,123	Morgan Stanley & Co. International PLC
Russian Federation (D10)	12/20/24	1.000%(Q)	4,000	2,610,194	1,854	2,608,340	Morgan Stanley & Co. International PLC
State of Qatar (D10)	12/20/24	1.000%(Q)	1,000	(13,921)	464	(14,385)	Morgan Stanley & Co. International PLC
United Mexican States (D10)	12/20/24	1.000%(Q)	6,000	(5,937)	2,782	(8,719)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D13)	06/20/26	1.000%(Q)	800	(13,912)	726	(14,638)	Bank of America, N.A.
Federation of Malaysia (D13)	06/20/26	1.000%(Q)	1,600	(23,987)	1,453	(25,440)	Bank of America, N.A.
Federative Republic of Brazil (D13)	06/20/26	1.000%(Q)	4,800	213,418	4,359	209,059	Bank of America, N.A.
Kingdom of Saudi Arabia (D13)	06/20/26	1.000%(Q)	800	(12,927)	726	(13,653)	Bank of America, N.A.
People’s Republic of China (D13)	06/20/26	1.000%(Q)	4,800	(74,808)	4,359	(79,167)	Bank of America, N.A.
Republic of Argentina (D13)	06/20/26	1.000%(Q)	800	612,730	726	612,004	Bank of America, N.A.
Republic of Chile (D13)	06/20/26	1.000%(Q)	800	1,708	726	982	Bank of America, N.A.
Republic of Colombia (D13)	06/20/26	1.000%(Q)	2,000	81,910	1,816	80,094	Bank of America, N.A.
Republic of Indonesia (D13)	06/20/26	1.000%(Q)	3,600	(14,251)	3,269	(17,520)	Bank of America, N.A.
Republic of Panama (D13)	06/20/26	1.000%(Q)	800	2,472	726	1,746	Bank of America, N.A.
Republic of Peru (D13)	06/20/26	1.000%(Q)	800	1,331	726	605	Bank of America, N.A.
Republic of Philippines (D13)	06/20/26	1.000%(Q)	800	(5,828)	726	(6,554)	Bank of America, N.A.
Republic of South Africa (D13)	06/20/26	1.000%(Q)	4,000	228,907	3,632	225,275	Bank of America, N.A.
Republic of Turkey (D13)	06/20/26	1.000%(Q)	4,800	1,065,595	4,359	1,061,236	Bank of America, N.A.
Republic of Ukraine (D13)	06/20/26	1.000%(Q)	800	653,869	726	653,143	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Russian Federation (D13)	06/20/26	1.000%(Q)	2,400	$1,566,183	$2,179	$1,564,004	Bank of America, N.A.
State of Qatar (D13)	06/20/26	1.000%(Q)	800	(13,628)	726	(14,354)	Bank of America, N.A.
United Mexican States (D13)	06/20/26	1.000%(Q)	4,800	51,190	4,359	46,831	Bank of America, N.A.
Emirate of Abu Dhabi (D14)	06/20/26	1.000%(Q)	100	(1,739)	116	(1,855)	Bank of America, N.A.
Federation of Malaysia (D14)	06/20/26	1.000%(Q)	200	(2,999)	232	(3,231)	Bank of America, N.A.
Federative Republic of Brazil (D14)	06/20/26	1.000%(Q)	600	26,677	696	25,981	Bank of America, N.A.
Kingdom of Saudi Arabia (D14)	06/20/26	1.000%(Q)	100	(1,616)	116	(1,732)	Bank of America, N.A.
People’s Republic of China (D14)	06/20/26	1.000%(Q)	600	(9,351)	696	(10,047)	Bank of America, N.A.
Republic of Argentina (D14)	06/20/26	1.000%(Q)	100	76,591	116	76,475	Bank of America, N.A.
Republic of Chile (D14)	06/20/26	1.000%(Q)	100	213	116	97	Bank of America, N.A.
Republic of Colombia (D14)	06/20/26	1.000%(Q)	250	10,239	290	9,949	Bank of America, N.A.
Republic of Indonesia (D14)	06/20/26	1.000%(Q)	450	(1,782)	522	(2,304)	Bank of America, N.A.
Republic of Panama (D14)	06/20/26	1.000%(Q)	100	309	116	193	Bank of America, N.A.
Republic of Peru (D14)	06/20/26	1.000%(Q)	100	166	116	50	Bank of America, N.A.
Republic of Philippines (D14)	06/20/26	1.000%(Q)	100	(729)	116	(845)	Bank of America, N.A.
Republic of South Africa (D14)	06/20/26	1.000%(Q)	500	28,613	580	28,033	Bank of America, N.A.
Republic of Turkey (D14)	06/20/26	1.000%(Q)	600	133,199	696	132,503	Bank of America, N.A.
Republic of Ukraine (D14)	06/20/26	1.000%(Q)	100	81,734	116	81,618	Bank of America, N.A.
Russian Federation (D14)	06/20/26	1.000%(Q)	300	195,773	348	195,425	Bank of America, N.A.
State of Qatar (D14)	06/20/26	1.000%(Q)	100	(1,704)	116	(1,820)	Bank of America, N.A.
United Mexican States (D14)	06/20/26	1.000%(Q)	600	6,398	696	5,702	Bank of America, N.A.
Arab Republic of Egypt (D30)	06/20/27	1.000%(Q)	1,600	620,685	709	619,976	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Emirate of Abu Dhabi (D30)	06/20/27	1.000%(Q)	1,600	$(27,218)	$709	$(27,927)	Barclays Bank PLC
Federation of Malaysia (D30)	06/20/27	1.000%(Q)	2,400	(26,617)	1,064	(27,681)	Barclays Bank PLC
Federative Republic of Brazil (D30)	06/20/27	1.000%(Q)	9,600	696,793	4,257	692,536	Barclays Bank PLC
Kingdom of Saudi Arabia (D30)	06/20/27	1.000%(Q)	1,600	(24,967)	709	(25,676)	Barclays Bank PLC
People’s Republic of China (D30)	06/20/27	1.000%(Q)	9,600	(130,889)	4,257	(135,146)	Barclays Bank PLC
Republic of Argentina (D30)	06/20/27	1.000%(Q)	1,600	1,247,917	709	1,247,208	Barclays Bank PLC
Republic of Chile (D30)	06/20/27	1.000%(Q)	2,400	30,685	1,064	29,621	Barclays Bank PLC
Republic of Colombia (D30)	06/20/27	1.000%(Q)	4,800	323,342	2,128	321,214	Barclays Bank PLC
Republic of Indonesia (D30)	06/20/27	1.000%(Q)	7,200	43,262	3,192	40,070	Barclays Bank PLC
Republic of Panama (D30)	06/20/27	1.000%(Q)	1,600	21,524	709	20,815	Barclays Bank PLC
Republic of Peru (D30)	06/20/27	1.000%(Q)	2,400	26,892	1,064	25,828	Barclays Bank PLC
Republic of Philippines (D30)	06/20/27	1.000%(Q)	1,600	1,523	709	814	Barclays Bank PLC
Republic of South Africa (D30)	06/20/27	1.000%(Q)	9,600	792,910	4,257	788,653	Barclays Bank PLC
Republic of Turkey (D30)	06/20/27	1.000%(Q)	9,600	2,479,305	4,257	2,475,048	Barclays Bank PLC
Republic of Ukraine (D30)	06/20/27	1.000%(Q)	1,600	1,309,737	709	1,309,028	Barclays Bank PLC
State of Qatar (D30)	06/20/27	1.000%(Q)	1,600	(26,967)	709	(27,676)	Barclays Bank PLC
United Mexican States (D30)	06/20/27	1.000%(Q)	9,600	230,623	4,257	226,366	Barclays Bank PLC
Arab Republic of Egypt (D33)	06/20/27	1.000%(Q)	2,000	775,857	1,257	774,600	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D33)	06/20/27	1.000%(Q)	2,000	(34,021)	1,257	(35,278)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D33)	06/20/27	1.000%(Q)	3,000	(33,271)	1,885	(35,156)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D33)	06/20/27	1.000%(Q)	12,000	870,990	7,539	863,451	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D33)	06/20/27	1.000%(Q)	2,000	$(31,208)	$1,257	$(32,465)	Morgan Stanley & Co. International PLC
People’s Republic of China (D33)	06/20/27	1.000%(Q)	12,000	(163,613)	7,539	(171,152)	Morgan Stanley & Co. International PLC
Republic of Argentina (D33)	06/20/27	1.000%(Q)	2,000	1,559,897	1,257	1,558,640	Morgan Stanley & Co. International PLC
Republic of Chile (D33)	06/20/27	1.000%(Q)	3,000	38,356	1,885	36,471	Morgan Stanley & Co. International PLC
Republic of Colombia (D33)	06/20/27	1.000%(Q)	6,000	404,179	3,770	400,409	Morgan Stanley & Co. International PLC
Republic of Indonesia (D33)	06/20/27	1.000%(Q)	9,000	54,078	5,655	48,423	Morgan Stanley & Co. International PLC
Republic of Panama (D33)	06/20/27	1.000%(Q)	2,000	26,907	1,257	25,650	Morgan Stanley & Co. International PLC
Republic of Peru (D33)	06/20/27	1.000%(Q)	3,000	33,615	1,885	31,730	Morgan Stanley & Co. International PLC
Republic of Philippines (D33)	06/20/27	1.000%(Q)	2,000	1,905	1,257	648	Morgan Stanley & Co. International PLC
Republic of South Africa (D33)	06/20/27	1.000%(Q)	12,000	991,137	7,539	983,598	Morgan Stanley & Co. International PLC
Republic of Turkey (D33)	06/20/27	1.000%(Q)	12,000	3,099,131	7,539	3,091,592	Morgan Stanley & Co. International PLC
Republic of Ukraine (D33)	06/20/27	1.000%(Q)	2,000	1,637,172	1,257	1,635,915	Morgan Stanley & Co. International PLC
State of Qatar (D33)	06/20/27	1.000%(Q)	2,000	(33,708)	1,257	(34,965)	Morgan Stanley & Co. International PLC
United Mexican States (D33)	06/20/27	1.000%(Q)	12,000	288,277	7,539	280,738	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D34)	06/20/27	1.000%(Q)	4,000	1,551,712	2,619	1,549,093	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D34)	06/20/27	1.000%(Q)	4,000	(68,043)	2,619	(70,662)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D34)	06/20/27	1.000%(Q)	6,000	(66,542)	3,929	(70,471)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D34)	06/20/27	1.000%(Q)	24,000	1,741,981	15,715	1,726,266	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D34)	06/20/27	1.000%(Q)	4,000	(62,417)	2,619	(65,036)	Morgan Stanley & Co. International PLC
People’s Republic of China (D34)	06/20/27	1.000%(Q)	24,000	(327,225)	15,715	(342,940)	Morgan Stanley & Co. International PLC
Republic of Argentina (D34)	06/20/27	1.000%(Q)	4,000	3,119,794	2,619	3,117,175	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Chile (D34)	06/20/27	1.000%(Q)	6,000	$76,712	$3,929	$72,783	Morgan Stanley & Co. International PLC
Republic of Colombia (D34)	06/20/27	1.000%(Q)	12,000	808,357	7,858	800,499	Morgan Stanley & Co. International PLC
Republic of Indonesia (D34)	06/20/27	1.000%(Q)	18,000	108,154	11,786	96,368	Morgan Stanley & Co. International PLC
Republic of Panama (D34)	06/20/27	1.000%(Q)	4,000	53,812	2,619	51,193	Morgan Stanley & Co. International PLC
Republic of Peru (D34)	06/20/27	1.000%(Q)	6,000	67,230	3,929	63,301	Morgan Stanley & Co. International PLC
Republic of Philippines (D34)	06/20/27	1.000%(Q)	4,000	3,808	2,619	1,189	Morgan Stanley & Co. International PLC
Republic of South Africa (D34)	06/20/27	1.000%(Q)	24,000	1,982,274	15,715	1,966,559	Morgan Stanley & Co. International PLC
Republic of Turkey (D34)	06/20/27	1.000%(Q)	24,000	6,198,262	15,715	6,182,547	Morgan Stanley & Co. International PLC
Republic of Ukraine (D34)	06/20/27	1.000%(Q)	4,000	3,274,343	2,619	3,271,724	Morgan Stanley & Co. International PLC
State of Qatar (D34)	06/20/27	1.000%(Q)	4,000	(67,416)	2,619	(70,035)	Morgan Stanley & Co. International PLC
United Mexican States (D34)	06/20/27	1.000%(Q)	24,000	576,555	15,715	560,840	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D35)	06/20/27	1.000%(Q)	4,000	1,551,712	2,619	1,549,093	Citibank, N.A.
Emirate of Abu Dhabi (D35)	06/20/27	1.000%(Q)	4,000	(68,043)	2,619	(70,662)	Citibank, N.A.
Federation of Malaysia (D35)	06/20/27	1.000%(Q)	6,000	(66,542)	3,929	(70,471)	Citibank, N.A.
Federative Republic of Brazil (D35)	06/20/27	1.000%(Q)	24,000	1,741,981	15,715	1,726,266	Citibank, N.A.
Kingdom of Saudi Arabia (D35)	06/20/27	1.000%(Q)	4,000	(62,417)	2,619	(65,036)	Citibank, N.A.
People’s Republic of China (D35)	06/20/27	1.000%(Q)	24,000	(327,225)	15,715	(342,940)	Citibank, N.A.
Republic of Argentina (D35)	06/20/27	1.000%(Q)	4,000	3,119,794	2,619	3,117,175	Citibank, N.A.
Republic of Chile (D35)	06/20/27	1.000%(Q)	6,000	76,712	3,929	72,783	Citibank, N.A.
Republic of Colombia (D35)	06/20/27	1.000%(Q)	12,000	808,357	7,858	800,499	Citibank, N.A.
Republic of Indonesia (D35)	06/20/27	1.000%(Q)	18,000	108,154	11,786	96,368	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D35)	06/20/27	1.000%(Q)	4,000	$53,812	$2,619	$51,193	Citibank, N.A.
Republic of Peru (D35)	06/20/27	1.000%(Q)	6,000	67,230	3,929	63,301	Citibank, N.A.
Republic of Philippines (D35)	06/20/27	1.000%(Q)	4,000	3,808	2,619	1,189	Citibank, N.A.
Republic of South Africa (D35)	06/20/27	1.000%(Q)	24,000	1,982,274	15,715	1,966,559	Citibank, N.A.
Republic of Turkey (D35)	06/20/27	1.000%(Q)	24,000	6,198,262	15,715	6,182,547	Citibank, N.A.
Republic of Ukraine (D35)	06/20/27	1.000%(Q)	4,000	3,274,343	2,619	3,271,724	Citibank, N.A.
State of Qatar (D35)	06/20/27	1.000%(Q)	4,000	(67,416)	2,619	(70,035)	Citibank, N.A.
United Mexican States (D35)	06/20/27	1.000%(Q)	24,000	576,555	15,715	560,840	Citibank, N.A.
Arab Republic of Egypt (D36)	06/20/27	1.000%(Q)	2,000	775,856	2,437	773,419	Goldman Sachs International
Emirate of Abu Dhabi (D36)	06/20/27	1.000%(Q)	2,000	(34,021)	2,437	(36,458)	Goldman Sachs International
Federation of Malaysia (D36)	06/20/27	1.000%(Q)	3,000	(33,271)	3,655	(36,926)	Goldman Sachs International
Federative Republic of Brazil (D36)	06/20/27	1.000%(Q)	12,000	870,990	14,620	856,370	Goldman Sachs International
Kingdom of Saudi Arabia (D36)	06/20/27	1.000%(Q)	2,000	(31,208)	2,437	(33,645)	Goldman Sachs International
People’s Republic of China (D36)	06/20/27	1.000%(Q)	12,000	(163,613)	14,620	(178,233)	Goldman Sachs International
Republic of Argentina (D36)	06/20/27	1.000%(Q)	2,000	1,559,897	2,437	1,557,460	Goldman Sachs International
Republic of Chile (D36)	06/20/27	1.000%(Q)	3,000	38,356	3,655	34,701	Goldman Sachs International
Republic of Colombia (D36)	06/20/27	1.000%(Q)	6,000	404,178	7,310	396,868	Goldman Sachs International
Republic of Indonesia (D36)	06/20/27	1.000%(Q)	9,000	54,077	10,965	43,112	Goldman Sachs International
Republic of Panama (D36)	06/20/27	1.000%(Q)	2,000	26,906	2,437	24,469	Goldman Sachs International
Republic of Peru (D36)	06/20/27	1.000%(Q)	3,000	33,615	3,655	29,960	Goldman Sachs International
Republic of Philippines (D36)	06/20/27	1.000%(Q)	2,000	1,904	2,437	(533)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D36)	06/20/27	1.000%(Q)	12,000	$991,137	$14,620	$976,517	Goldman Sachs International
Republic of Turkey (D36)	06/20/27	1.000%(Q)	12,000	3,099,131	14,620	3,084,511	Goldman Sachs International
Republic of Ukraine (D36)	06/20/27	1.000%(Q)	2,000	1,637,172	2,437	1,634,735	Goldman Sachs International
State of Qatar (D36)	06/20/27	1.000%(Q)	2,000	(33,708)	2,437	(36,145)	Goldman Sachs International
United Mexican States (D36)	06/20/27	1.000%(Q)	12,000	288,277	14,620	273,657	Goldman Sachs International
Arab Republic of Egypt (D37)	06/20/27	1.000%(Q)	2,000	775,856	4,429	771,427	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D37)	06/20/27	1.000%(Q)	2,000	(34,021)	4,429	(38,450)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D37)	06/20/27	1.000%(Q)	3,000	(33,272)	6,643	(39,915)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D37)	06/20/27	1.000%(Q)	12,000	870,991	26,574	844,417	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D37)	06/20/27	1.000%(Q)	2,000	(31,209)	4,429	(35,638)	Morgan Stanley & Co. International PLC
People’s Republic of China (D37)	06/20/27	1.000%(Q)	12,000	(163,612)	26,574	(190,186)	Morgan Stanley & Co. International PLC
Republic of Argentina (D37)	06/20/27	1.000%(Q)	2,000	1,559,897	4,429	1,555,468	Morgan Stanley & Co. International PLC
Republic of Chile (D37)	06/20/27	1.000%(Q)	3,000	38,356	6,643	31,713	Morgan Stanley & Co. International PLC
Republic of Colombia (D37)	06/20/27	1.000%(Q)	6,000	404,178	13,287	390,891	Morgan Stanley & Co. International PLC
Republic of Indonesia (D37)	06/20/27	1.000%(Q)	9,000	54,077	19,930	34,147	Morgan Stanley & Co. International PLC
Republic of Panama (D37)	06/20/27	1.000%(Q)	2,000	26,906	4,429	22,477	Morgan Stanley & Co. International PLC
Republic of Peru (D37)	06/20/27	1.000%(Q)	3,000	33,615	6,643	26,972	Morgan Stanley & Co. International PLC
Republic of Philippines (D37)	06/20/27	1.000%(Q)	2,000	1,904	4,429	(2,525)	Morgan Stanley & Co. International PLC
Republic of South Africa (D37)	06/20/27	1.000%(Q)	12,000	991,137	26,574	964,563	Morgan Stanley & Co. International PLC
Republic of Turkey (D37)	06/20/27	1.000%(Q)	12,000	3,099,131	26,574	3,072,557	Morgan Stanley & Co. International PLC
Republic of Ukraine (D37)	06/20/27	1.000%(Q)	2,000	1,637,172	4,429	1,632,743	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
State of Qatar (D37)	06/20/27	1.000%(Q)	2,000	$(33,708)	$4,429	$(38,137)	Morgan Stanley & Co. International PLC
United Mexican States (D37)	06/20/27	1.000%(Q)	12,000	288,278	26,574	261,704	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D38)	06/20/27	1.000%(Q)	2,000	775,856	4,429	771,427	Goldman Sachs International
Emirate of Abu Dhabi (D38)	06/20/27	1.000%(Q)	2,000	(34,021)	4,429	(38,450)	Goldman Sachs International
Federation of Malaysia (D38)	06/20/27	1.000%(Q)	3,000	(33,272)	6,643	(39,915)	Goldman Sachs International
Federative Republic of Brazil (D38)	06/20/27	1.000%(Q)	12,000	870,991	26,574	844,417	Goldman Sachs International
Kingdom of Saudi Arabia (D38)	06/20/27	1.000%(Q)	2,000	(31,209)	4,429	(35,638)	Goldman Sachs International
People’s Republic of China (D38)	06/20/27	1.000%(Q)	12,000	(163,612)	26,574	(190,186)	Goldman Sachs International
Republic of Argentina (D38)	06/20/27	1.000%(Q)	2,000	1,559,897	4,429	1,555,468	Goldman Sachs International
Republic of Chile (D38)	06/20/27	1.000%(Q)	3,000	38,356	6,643	31,713	Goldman Sachs International
Republic of Colombia (D38)	06/20/27	1.000%(Q)	6,000	404,178	13,287	390,891	Goldman Sachs International
Republic of Indonesia (D38)	06/20/27	1.000%(Q)	9,000	54,077	19,930	34,147	Goldman Sachs International
Republic of Panama (D38)	06/20/27	1.000%(Q)	2,000	26,906	4,429	22,477	Goldman Sachs International
Republic of Peru (D38)	06/20/27	1.000%(Q)	3,000	33,615	6,643	26,972	Goldman Sachs International
Republic of Philippines (D38)	06/20/27	1.000%(Q)	2,000	1,904	4,429	(2,525)	Goldman Sachs International
Republic of South Africa (D38)	06/20/27	1.000%(Q)	12,000	991,137	26,574	964,563	Goldman Sachs International
Republic of Turkey (D38)	06/20/27	1.000%(Q)	12,000	3,099,131	26,574	3,072,557	Goldman Sachs International
Republic of Ukraine (D38)	06/20/27	1.000%(Q)	2,000	1,637,172	4,429	1,632,743	Goldman Sachs International
State of Qatar (D38)	06/20/27	1.000%(Q)	2,000	(33,708)	4,429	(38,137)	Goldman Sachs International
United Mexican States (D38)	06/20/27	1.000%(Q)	12,000	288,278	26,574	261,704	Goldman Sachs International
Arab Republic of Egypt (D39)	06/20/27	1.000%(Q)	2,000	775,857	4,769	771,088	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Emirate of Abu Dhabi (D39)	06/20/27	1.000%(Q)	2,000	$(34,021)	$4,769	$(38,790)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D39)	06/20/27	1.000%(Q)	3,000	(33,271)	7,153	(40,424)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D39)	06/20/27	1.000%(Q)	12,000	870,991	28,612	842,379	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D39)	06/20/27	1.000%(Q)	2,000	(31,208)	4,769	(35,977)	Morgan Stanley & Co. International PLC
People’s Republic of China (D39)	06/20/27	1.000%(Q)	12,000	(163,612)	28,612	(192,224)	Morgan Stanley & Co. International PLC
Republic of Argentina (D39)	06/20/27	1.000%(Q)	2,000	1,559,897	4,769	1,555,128	Morgan Stanley & Co. International PLC
Republic of Chile (D39)	06/20/27	1.000%(Q)	3,000	38,356	7,153	31,203	Morgan Stanley & Co. International PLC
Republic of Colombia (D39)	06/20/27	1.000%(Q)	6,000	404,179	14,306	389,873	Morgan Stanley & Co. International PLC
Republic of Indonesia (D39)	06/20/27	1.000%(Q)	9,000	54,078	21,459	32,619	Morgan Stanley & Co. International PLC
Republic of Panama (D39)	06/20/27	1.000%(Q)	2,000	26,906	4,769	22,137	Morgan Stanley & Co. International PLC
Republic of Peru (D39)	06/20/27	1.000%(Q)	3,000	33,615	7,153	26,462	Morgan Stanley & Co. International PLC
Republic of Philippines (D39)	06/20/27	1.000%(Q)	2,000	1,905	4,769	(2,864)	Morgan Stanley & Co. International PLC
Republic of South Africa (D39)	06/20/27	1.000%(Q)	12,000	991,137	28,612	962,525	Morgan Stanley & Co. International PLC
Republic of Turkey (D39)	06/20/27	1.000%(Q)	12,000	3,099,131	28,612	3,070,519	Morgan Stanley & Co. International PLC
Republic of Ukraine (D39)	06/20/27	1.000%(Q)	2,000	1,637,172	4,769	1,632,403	Morgan Stanley & Co. International PLC
State of Qatar (D39)	06/20/27	1.000%(Q)	2,000	(33,708)	4,769	(38,477)	Morgan Stanley & Co. International PLC
United Mexican States (D39)	06/20/27	1.000%(Q)	12,000	288,278	28,612	259,666	Morgan Stanley & Co. International PLC
				$101,392,956	$1,227,063	$100,165,893

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.265%	$28,711	$(388)	$29,099	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	1.244%	(28,080)	(1,939)	(26,141)	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.312%	90,082	(1,293)	91,375	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.709%	13,086	(388)	13,474	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	1.314%	(10,709)	(517)	(10,192)	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.433%	30,362	(517)	30,879	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.721%	12,654	(388)	13,042	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.631%	15,816	(388)	16,204	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.379%	24,674	(388)	25,062	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	1.878%	(82,490)	(1,163)	(81,327)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	8.651%	(1,233,440)	(1,939)	(1,231,501)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	7,650	*	(4,992,209)	(1,163)	(4,991,046)	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.801%	42,674	(1,681)	44,355	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/23	1.000%(Q)	10,500	0.265%	118,223	(2,353)	120,576	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/23	1.000%(Q)	52,500	1.244%	(115,625)	(11,766)	(103,859)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D02)	12/20/23	1.000%(Q)	35,000	0.312%	$370,926	$(7,844)	$378,770	Barclays Bank PLC
Republic of Chile (D02)	12/20/23	1.000%(Q)	10,500	0.709%	53,883	(2,353)	56,236	Barclays Bank PLC
Republic of Colombia (D02)	12/20/23	1.000%(Q)	14,000	1.314%	(44,097)	(3,138)	(40,959)	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/23	1.000%(Q)	14,000	0.433%	125,021	(3,138)	128,159	Barclays Bank PLC
Republic of Panama (D02)	12/20/23	1.000%(Q)	10,500	0.721%	52,107	(2,353)	54,460	Barclays Bank PLC
Republic of Peru (D02)	12/20/23	1.000%(Q)	10,500	0.631%	65,125	(2,353)	67,478	Barclays Bank PLC
Republic of Philippines (D02)	12/20/23	1.000%(Q)	10,500	0.379%	101,600	(2,353)	103,953	Barclays Bank PLC
Republic of South Africa (D02)	12/20/23	1.000%(Q)	31,500	1.878%	(339,666)	(7,060)	(332,606)	Barclays Bank PLC
Republic of Turkey (D02)	12/20/23	1.000%(Q)	52,500	8.651%	(5,078,870)	(11,766)	(5,067,104)	Barclays Bank PLC
Russian Federation (D02)	12/20/23	1.000%(Q)	31,500	*	(20,556,155)	(7,060)	(20,549,095)	Barclays Bank PLC
United Mexican States (D02)	12/20/23	1.000%(Q)	45,500	0.801%	175,719	(10,197)	185,916	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	4,500	0.265%	50,667	(2,485)	53,152	Barclays Bank PLC
Federative Republic of Brazil (D03)	12/20/23	1.000%(Q)	22,500	1.244%	(49,554)	(12,427)	(37,127)	Barclays Bank PLC
People’s Republic of China (D03)	12/20/23	1.000%(Q)	15,000	0.312%	158,969	(8,284)	167,253	Barclays Bank PLC
Republic of Chile (D03)	12/20/23	1.000%(Q)	4,500	0.709%	23,093	(2,485)	25,578	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D03)	12/20/23	1.000%(Q)	6,000	1.314%	$(18,899)	$(3,314)	$(15,585)	Barclays Bank PLC
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	6,000	0.433%	53,580	(3,314)	56,894	Barclays Bank PLC
Republic of Panama (D03)	12/20/23	1.000%(Q)	4,500	0.721%	22,332	(2,485)	24,817	Barclays Bank PLC
Republic of Peru (D03)	12/20/23	1.000%(Q)	4,500	0.631%	27,911	(2,485)	30,396	Barclays Bank PLC
Republic of Philippines (D03)	12/20/23	1.000%(Q)	4,500	0.379%	43,543	(2,485)	46,028	Barclays Bank PLC
Republic of South Africa (D03)	12/20/23	1.000%(Q)	13,500	1.878%	(145,571)	(7,456)	(138,115)	Barclays Bank PLC
Republic of Turkey (D03)	12/20/23	1.000%(Q)	22,500	8.651%	(2,176,659)	(12,427)	(2,164,232)	Barclays Bank PLC
Russian Federation (D03)	12/20/23	1.000%(Q)	13,500	*	(8,809,781)	(7,456)	(8,802,325)	Barclays Bank PLC
United Mexican States (D03)	12/20/23	1.000%(Q)	19,500	0.801%	75,308	(10,770)	86,078	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	3,000	0.258%	34,036	(1,983)	36,019	Citibank, N.A.
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	15,000	1.244%	(33,036)	(9,913)	(23,123)	Citibank, N.A.
People’s Republic of China (D04)	12/20/23	1.000%(Q)	10,000	0.312%	105,978	(6,609)	112,587	Citibank, N.A.
Republic of Chile (D04)	12/20/23	1.000%(Q)	3,000	0.709%	15,395	(1,983)	17,378	Citibank, N.A.
Republic of Colombia (D04)	12/20/23	1.000%(Q)	4,000	1.314%	(12,599)	(2,643)	(9,956)	Citibank, N.A.
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	4,000	0.433%	35,721	(2,643)	38,364	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D04)	12/20/23	1.000%(Q)	3,000	0.721%	$14,887	$(1,983)	$16,870	Citibank, N.A.
Republic of Peru (D04)	12/20/23	1.000%(Q)	3,000	0.631%	18,607	(2,008)	20,615	Citibank, N.A.
Republic of Philippines (D04)	12/20/23	1.000%(Q)	3,000	0.379%	29,028	(1,983)	31,011	Citibank, N.A.
Republic of South Africa (D04)	12/20/23	1.000%(Q)	9,000	1.878%	(97,048)	(5,948)	(91,100)	Citibank, N.A.
Republic of Turkey (D04)	12/20/23	1.000%(Q)	15,000	8.651%	(1,451,106)	(9,913)	(1,441,193)	Citibank, N.A.
Russian Federation (D04)	12/20/23	1.000%(Q)	9,000	*	(5,873,187)	(5,948)	(5,867,239)	Citibank, N.A.
United Mexican States (D04)	12/20/23	1.000%(Q)	13,000	0.801%	50,206	(8,591)	58,797	Citibank, N.A.
Federation of Malaysia (D05)	12/20/23	1.000%(Q)	3,000	0.265%	33,777	(2,161)	35,938	Citibank, N.A.
Federative Republic of Brazil (D05)	12/20/23	1.000%(Q)	15,000	1.244%	(33,036)	(10,803)	(22,233)	Citibank, N.A.
People’s Republic of China (D05)	12/20/23	1.000%(Q)	10,000	0.312%	105,978	(7,202)	113,180	Citibank, N.A.
Republic of Chile (D05)	12/20/23	1.000%(Q)	3,000	0.709%	15,395	(2,161)	17,556	Citibank, N.A.
Republic of Colombia (D05)	12/20/23	1.000%(Q)	4,000	1.314%	(12,599)	(2,881)	(9,718)	Citibank, N.A.
Republic of Indonesia (D05)	12/20/23	1.000%(Q)	4,000	0.433%	35,720	(2,881)	38,601	Citibank, N.A.
Republic of Panama (D05)	12/20/23	1.000%(Q)	3,000	0.721%	14,887	(2,161)	17,048	Citibank, N.A.
Republic of Peru (D05)	12/20/23	1.000%(Q)	3,000	0.631%	18,607	(2,161)	20,768	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D05)	12/20/23	1.000%(Q)	3,000	0.379%	$29,028	$(2,161)	$31,189	Citibank, N.A.
Republic of South Africa (D05)	12/20/23	1.000%(Q)	9,000	1.878%	(97,048)	(6,482)	(90,566)	Citibank, N.A.
Republic of Turkey (D05)	12/20/23	1.000%(Q)	15,000	8.651%	(1,451,106)	(10,803)	(1,440,303)	Citibank, N.A.
Russian Federation (D05)	12/20/23	1.000%(Q)	9,000	*	(5,873,188)	(6,482)	(5,866,706)	Citibank, N.A.
United Mexican States (D05)	12/20/23	1.000%(Q)	13,000	0.801%	50,206	(9,362)	59,568	Citibank, N.A.
Emirate of Abu Dhabi (D06)	12/20/25	1.000%(Q)	2,000	0.522%	33,363	(319)	33,682	Morgan Stanley & Co. International PLC
Federation of Malaysia (D06)	12/20/25	1.000%(Q)	3,000	0.558%	46,465	(478)	46,943	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D06)	12/20/25	1.000%(Q)	12,000	2.086%	(397,978)	(1,911)	(396,067)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D06)	12/20/25	1.000%(Q)	2,000	0.559%	30,940	(319)	31,259	Morgan Stanley & Co. International PLC
People’s Republic of China (D06)	12/20/25	1.000%(Q)	12,000	0.556%	186,547	(1,911)	188,458	Morgan Stanley & Co. International PLC
Republic of Argentina (D06)	12/20/25	1.000%(Q)	5,000	57.613%	(3,789,522)	(796)	(3,788,726)	Morgan Stanley & Co. International PLC
Republic of Chile (D06)	12/20/25	1.000%(Q)	2,000	1.018%	1,200	(319)	1,519	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D06)	12/20/25	1.000%(Q)	5,000	2.032%	$(157,193)	$(796)	$(156,397)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D06)	12/20/25	1.000%(Q)	8,000	0.826%	54,302	(1,274)	55,576	Morgan Stanley & Co. International PLC
Republic of Panama (D06)	12/20/25	1.000%(Q)	2,000	1.043%	(426)	(319)	(107)	Morgan Stanley & Co. International PLC
Republic of Peru (D06)	12/20/25	1.000%(Q)	2,000	0.981%	3,542	(319)	3,861	Morgan Stanley & Co. International PLC
Republic of Philippines (D06)	12/20/25	1.000%(Q)	2,000	0.753%	18,296	(319)	18,615	Morgan Stanley & Co. International PLC
Republic of South Africa (D06)	12/20/25	1.000%(Q)	9,000	2.523%	(417,394)	(1,433)	(415,961)	Morgan Stanley & Co. International PLC
Republic of Turkey (D06)	12/20/25	1.000%(Q)	12,000	8.453%	(2,417,189)	(1,911)	(2,415,278)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D06)	12/20/25	1.000%(Q)	2,000	343.316%	(1,633,393)	(319)	(1,633,074)	Morgan Stanley & Co. International PLC
Russian Federation (D06)	12/20/25	1.000%(Q)	6,000	*	(3,915,292)	(956)	(3,914,336)	Morgan Stanley & Co. International PLC
State of Qatar (D06)	12/20/25	1.000%(Q)	2,000	0.530%	32,790	(398)	33,188	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D06)	12/20/25	1.000%(Q)	12,000	1.228%	$(73,586)	$(1,911)	$(71,675)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D07)	12/20/25	1.000%(Q)	2,000	0.522%	33,363	(1,005)	34,368	Citibank, N.A.
Federation of Malaysia (D07)	12/20/25	1.000%(Q)	3,000	0.558%	46,465	(1,508)	47,973	Citibank, N.A.
Federative Republic of Brazil (D07)	12/20/25	1.000%(Q)	12,000	2.086%	(397,978)	(6,032)	(391,946)	Citibank, N.A.
Kingdom of Saudi Arabia (D07)	12/20/25	1.000%(Q)	2,000	0.559%	30,940	(1,005)	31,945	Citibank, N.A.
People’s Republic of China (D07)	12/20/25	1.000%(Q)	12,000	0.556%	186,547	(6,032)	192,579	Citibank, N.A.
Republic of Argentina (D07)	12/20/25	1.000%(Q)	5,000	57.613%	(3,789,522)	(2,513)	(3,787,009)	Citibank, N.A.
Republic of Chile (D07)	12/20/25	1.000%(Q)	2,000	1.018%	1,201	(1,005)	2,206	Citibank, N.A.
Republic of Colombia (D07)	12/20/25	1.000%(Q)	5,000	2.032%	(157,193)	(2,513)	(154,680)	Citibank, N.A.
Republic of Indonesia (D07)	12/20/25	1.000%(Q)	8,000	0.826%	54,302	(4,021)	58,323	Citibank, N.A.
Republic of Panama (D07)	12/20/25	1.000%(Q)	2,000	1.043%	(425)	(1,005)	580	Citibank, N.A.
Republic of Peru (D07)	12/20/25	1.000%(Q)	2,000	0.981%	3,543	(1,005)	4,548	Citibank, N.A.
Republic of Philippines (D07)	12/20/25	1.000%(Q)	2,000	0.753%	18,297	(1,005)	19,302	Citibank, N.A.
Republic of South Africa (D07)	12/20/25	1.000%(Q)	9,000	2.523%	(417,395)	(4,524)	(412,871)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D07)	12/20/25	1.000%(Q)	12,000	8.453%	$(2,417,189)	$(6,032)	$(2,411,157)	Citibank, N.A.
Republic of Ukraine (D07)	12/20/25	1.000%(Q)	2,000	343.316%	(1,633,393)	(1,005)	(1,632,388)	Citibank, N.A.
Russian Federation (D07)	12/20/25	1.000%(Q)	6,000	*	(3,915,292)	(3,016)	(3,912,276)	Citibank, N.A.
State of Qatar (D07)	12/20/25	1.000%(Q)	2,000	0.530%	32,790	(1,005)	33,795	Citibank, N.A.
United Mexican States (D07)	12/20/25	1.000%(Q)	12,000	1.228%	(73,586)	(6,032)	(67,554)	Citibank, N.A.
Emirate of Abu Dhabi (D08)	12/20/25	1.000%(Q)	4,000	0.522%	66,726	(2,011)	68,737	Morgan Stanley & Co. International PLC
Federation of Malaysia (D08)	12/20/25	1.000%(Q)	6,000	0.558%	92,930	(3,016)	95,946	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D08)	12/20/25	1.000%(Q)	24,000	2.086%	(795,957)	(12,064)	(783,893)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D08)	12/20/25	1.000%(Q)	4,000	0.559%	61,880	(2,011)	63,891	Morgan Stanley & Co. International PLC
People’s Republic of China (D08)	12/20/25	1.000%(Q)	24,000	0.556%	373,094	(12,064)	385,158	Morgan Stanley & Co. International PLC
Republic of Argentina (D08)	12/20/25	1.000%(Q)	10,000	57.613%	(7,579,043)	(5,026)	(7,574,017)	Morgan Stanley & Co. International PLC
Republic of Chile (D08)	12/20/25	1.000%(Q)	4,000	1.018%	2,401	(2,011)	4,412	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D08)	12/20/25	1.000%(Q)	10,000	2.032%	$(314,386)	$(5,026)	$(309,360)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D08)	12/20/25	1.000%(Q)	16,000	0.826%	108,604	(8,042)	116,646	Morgan Stanley & Co. International PLC
Republic of Panama (D08)	12/20/25	1.000%(Q)	4,000	1.043%	(851)	(2,011)	1,160	Morgan Stanley & Co. International PLC
Republic of Peru (D08)	12/20/25	1.000%(Q)	4,000	0.981%	7,085	(2,011)	9,096	Morgan Stanley & Co. International PLC
Republic of Philippines (D08)	12/20/25	1.000%(Q)	4,000	0.753%	36,592	(2,011)	38,603	Morgan Stanley & Co. International PLC
Republic of South Africa (D08)	12/20/25	1.000%(Q)	18,000	2.523%	(834,789)	(9,048)	(825,741)	Morgan Stanley & Co. International PLC
Republic of Turkey (D08)	12/20/25	1.000%(Q)	24,000	8.453%	(4,834,378)	(12,064)	(4,822,314)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D08)	12/20/25	1.000%(Q)	4,000	343.316%	(3,266,786)	(2,011)	(3,264,775)	Morgan Stanley & Co. International PLC
Russian Federation (D08)	12/20/25	1.000%(Q)	12,000	*	(7,830,583)	(6,032)	(7,824,551)	Morgan Stanley & Co. International PLC
State of Qatar (D08)	12/20/25	1.000%(Q)	4,000	0.530%	65,581	(2,171)	67,752	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D08)	12/20/25	1.000%(Q)	24,000	1.228%	$(147,172)	$(12,064)	$(135,108)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D09)	12/20/25	1.000%(Q)	4,000	0.522%	66,726	(2,011)	68,737	Morgan Stanley & Co. International PLC
Federation of Malaysia (D09)	12/20/25	1.000%(Q)	6,000	0.558%	92,930	(3,016)	95,946	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D09)	12/20/25	1.000%(Q)	24,000	2.086%	(795,957)	(12,064)	(783,893)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D09)	12/20/25	1.000%(Q)	4,000	0.559%	61,880	(2,011)	63,891	Morgan Stanley & Co. International PLC
People’s Republic of China (D09)	12/20/25	1.000%(Q)	24,000	0.556%	373,094	(12,064)	385,158	Morgan Stanley & Co. International PLC
Republic of Argentina (D09)	12/20/25	1.000%(Q)	10,000	57.613%	(7,579,043)	(5,026)	(7,574,017)	Morgan Stanley & Co. International PLC
Republic of Chile (D09)	12/20/25	1.000%(Q)	4,000	1.018%	2,401	(2,011)	4,412	Morgan Stanley & Co. International PLC
Republic of Colombia (D09)	12/20/25	1.000%(Q)	10,000	2.032%	(314,386)	(5,026)	(309,360)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D09)	12/20/25	1.000%(Q)	16,000	0.826%	108,604	(8,042)	116,646	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D09)	12/20/25	1.000%(Q)	4,000	1.043%	$(851)	$(2,011)	$1,160	Morgan Stanley & Co. International PLC
Republic of Peru (D09)	12/20/25	1.000%(Q)	4,000	0.981%	7,085	(2,011)	9,096	Morgan Stanley & Co. International PLC
Republic of Philippines (D09)	12/20/25	1.000%(Q)	4,000	0.753%	36,592	(2,011)	38,603	Morgan Stanley & Co. International PLC
Republic of South Africa (D09)	12/20/25	1.000%(Q)	18,000	2.523%	(834,789)	(9,048)	(825,741)	Morgan Stanley & Co. International PLC
Republic of Turkey (D09)	12/20/25	1.000%(Q)	24,000	8.453%	(4,834,378)	(12,064)	(4,822,314)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D09)	12/20/25	1.000%(Q)	4,000	343.316%	(3,266,786)	(2,011)	(3,264,775)	Morgan Stanley & Co. International PLC
Russian Federation (D09)	12/20/25	1.000%(Q)	12,000	*	(7,830,583)	(6,032)	(7,824,551)	Morgan Stanley & Co. International PLC
State of Qatar (D09)	12/20/25	1.000%(Q)	4,000	0.530%	65,581	(2,171)	67,752	Morgan Stanley & Co. International PLC
United Mexican States (D09)	12/20/25	1.000%(Q)	24,000	1.228%	(147,172)	(12,064)	(135,108)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D11)	12/20/25	1.000%(Q)	2,000	0.522%	33,308	(4,031)	37,339	Citibank, N.A.
Federation of Malaysia (D11)	12/20/25	1.000%(Q)	3,000	0.558%	46,382	(6,047)	52,429	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D11)	12/20/25	1.000%(Q)	12,000	2.086%	$(398,312)	$(24,189)	$(374,123)	Citibank, N.A.
Kingdom of Saudi Arabia (D11)	12/20/25	1.000%(Q)	2,000	0.559%	30,885	(4,031)	34,916	Citibank, N.A.
People’s Republic of China (D11)	12/20/25	1.000%(Q)	12,000	0.556%	186,214	(24,189)	210,403	Citibank, N.A.
Republic of Argentina (D11)	12/20/25	1.000%(Q)	5,000	57.613%	(3,789,661)	(10,079)	(3,779,582)	Citibank, N.A.
Republic of Chile (D11)	12/20/25	1.000%(Q)	2,000	1.018%	1,146	(4,031)	5,177	Citibank, N.A.
Republic of Colombia (D11)	12/20/25	1.000%(Q)	5,000	2.032%	(157,333)	(10,079)	(147,254)	Citibank, N.A.
Republic of Indonesia (D11)	12/20/25	1.000%(Q)	8,000	0.826%	54,079	(16,126)	70,205	Citibank, N.A.
Republic of Panama (D11)	12/20/25	1.000%(Q)	2,000	1.043%	(480)	(4,031)	3,551	Citibank, N.A.
Republic of Peru (D11)	12/20/25	1.000%(Q)	2,000	0.981%	3,488	(4,031)	7,519	Citibank, N.A.
Republic of Philippines (D11)	12/20/25	1.000%(Q)	2,000	0.753%	18,241	(4,031)	22,272	Citibank, N.A.
Republic of South Africa (D11)	12/20/25	1.000%(Q)	9,000	2.523%	(417,645)	(18,142)	(399,503)	Citibank, N.A.
Republic of Turkey (D11)	12/20/25	1.000%(Q)	12,000	8.453%	(2,417,522)	(24,189)	(2,393,333)	Citibank, N.A.
Republic of Ukraine (D11)	12/20/25	1.000%(Q)	2,000	343.316%	(1,633,448)	(4,031)	(1,629,417)	Citibank, N.A.
Russian Federation (D11)	12/20/25	1.000%(Q)	6,000	*	(3,915,458)	(12,094)	(3,903,364)	Citibank, N.A.
State of Qatar (D11)	12/20/25	1.000%(Q)	2,000	0.530%	32,735	(4,031)	36,766	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D11)	12/20/25	1.000%(Q)	12,000	1.228%	$(73,919)	$(24,189)	$(49,730)	Citibank, N.A.
Emirate of Abu Dhabi (D12)	12/20/25	1.000%(Q)	1,500	0.522%	24,980	(71)	25,051	Morgan Stanley & Co. International PLC
Federation of Malaysia (D12)	12/20/25	1.000%(Q)	2,250	0.558%	34,786	(106)	34,892	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D12)	12/20/25	1.000%(Q)	9,000	2.086%	(298,734)	(424)	(298,310)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D12)	12/20/25	1.000%(Q)	1,500	0.559%	23,163	(71)	23,234	Morgan Stanley & Co. International PLC
People’s Republic of China (D12)	12/20/25	1.000%(Q)	9,000	0.556%	139,660	(424)	140,084	Morgan Stanley & Co. International PLC
Republic of Argentina (D12)	12/20/25	1.000%(Q)	3,750	57.613%	(2,842,246)	(177)	(2,842,069)	Morgan Stanley & Co. International PLC
Republic of Chile (D12)	12/20/25	1.000%(Q)	1,500	1.018%	858	(71)	929	Morgan Stanley & Co. International PLC
Republic of Colombia (D12)	12/20/25	1.000%(Q)	3,750	2.032%	(117,999)	(177)	(117,822)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D12)	12/20/25	1.000%(Q)	6,000	0.826%	40,559	(283)	40,842	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D12)	12/20/25	1.000%(Q)	1,500	1.043%	$(361)	$(71)	$(290)	Morgan Stanley & Co. International PLC
Republic of Peru (D12)	12/20/25	1.000%(Q)	1,500	0.981%	2,615	(71)	2,686	Morgan Stanley & Co. International PLC
Republic of Philippines (D12)	12/20/25	1.000%(Q)	1,500	0.753%	13,680	(71)	13,751	Morgan Stanley & Co. International PLC
Republic of South Africa (D12)	12/20/25	1.000%(Q)	6,750	2.523%	(313,233)	(318)	(312,915)	Morgan Stanley & Co. International PLC
Republic of Turkey (D12)	12/20/25	1.000%(Q)	9,000	8.453%	(1,813,142)	(424)	(1,812,718)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D12)	12/20/25	1.000%(Q)	1,500	343.316%	(1,225,087)	(71)	(1,225,016)	Morgan Stanley & Co. International PLC
Russian Federation (D12)	12/20/25	1.000%(Q)	4,500	*	(2,936,594)	(212)	(2,936,382)	Morgan Stanley & Co. International PLC
State of Qatar (D12)	12/20/25	1.000%(Q)	1,500	0.530%	24,551	(71)	24,622	Morgan Stanley & Co. International PLC
United Mexican States (D12)	12/20/25	1.000%(Q)	9,000	1.228%	(55,439)	(424)	(55,015)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D15)	12/20/26	1.000%(Q)	2,000	0.612%	34,395	(3,443)	37,838	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D15)	12/20/26	1.000%(Q)	4,000	0.712%	$52,052	$(6,885)	$58,937	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D15)	12/20/26	1.000%(Q)	12,000	2.511%	(706,284)	(20,655)	(685,629)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D15)	12/20/26	1.000%(Q)	2,000	0.643%	31,755	(3,443)	35,198	Morgan Stanley & Co. International PLC
People’s Republic of China (D15)	12/20/26	1.000%(Q)	12,000	0.673%	175,157	(20,655)	195,812	Morgan Stanley & Co. International PLC
Republic of Argentina (D15)	12/20/26	1.000%(Q)	2,000	56.389%	(1,547,208)	(3,443)	(1,543,765)	Morgan Stanley & Co. International PLC
Republic of Chile (D15)	12/20/26	1.000%(Q)	2,000	1.213%	(15,090)	(3,443)	(11,647)	Morgan Stanley & Co. International PLC
Republic of Colombia (D15)	12/20/26	1.000%(Q)	5,000	2.399%	(272,313)	(8,606)	(263,707)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D15)	12/20/26	1.000%(Q)	9,000	1.055%	(10,010)	(15,491)	5,481	Morgan Stanley & Co. International PLC
Republic of Panama (D15)	12/20/26	1.000%(Q)	2,000	1.233%	(16,708)	(3,443)	(13,265)	Morgan Stanley & Co. International PLC
Republic of Peru (D15)	12/20/26	1.000%(Q)	2,000	1.187%	(13,017)	(3,443)	(9,574)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D15)	12/20/26	1.000%(Q)	2,000	0.952%	$6,195	$(3,443)	$9,638	Morgan Stanley & Co. International PLC
Republic of South Africa (D15)	12/20/26	1.000%(Q)	11,000	2.822%	(772,201)	(18,934)	(753,267)	Morgan Stanley & Co. International PLC
Republic of Turkey (D15)	12/20/26	1.000%(Q)	12,000	8.306%	(2,888,861)	(20,655)	(2,868,206)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D15)	12/20/26	1.000%(Q)	2,000	292.634%	(1,635,948)	(3,443)	(1,632,505)	Morgan Stanley & Co. International PLC
Russian Federation (D15)	12/20/26	1.000%(Q)	6,000	*	(3,915,458)	(10,328)	(3,905,130)	Morgan Stanley & Co. International PLC
State of Qatar (D15)	12/20/26	1.000%(Q)	2,000	0.618%	33,886	(3,443)	37,329	Morgan Stanley & Co. International PLC
United Mexican States (D15)	12/20/26	1.000%(Q)	11,000	1.458%	(192,035)	(18,934)	(173,101)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	1,000	0.612%	17,198	(1,721)	18,919	Bank of America, N.A.
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	2,000	0.712%	26,025	(3,443)	29,468	Bank of America, N.A.
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	6,000	2.511%	(353,143)	(10,328)	(342,815)	Bank of America, N.A.
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	1,000	0.643%	15,878	(1,721)	17,599	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D16)	12/20/26	1.000%(Q)	6,000	0.673%	$87,578	$(10,328)	$97,906	Bank of America, N.A.
Republic of Argentina (D16)	12/20/26	1.000%(Q)	1,000	56.389%	(773,603)	(1,721)	(771,882)	Bank of America, N.A.
Republic of Chile (D16)	12/20/26	1.000%(Q)	1,000	1.213%	(7,545)	(1,721)	(5,824)	Bank of America, N.A.
Republic of Colombia (D16)	12/20/26	1.000%(Q)	2,500	2.399%	(136,156)	(4,303)	(131,853)	Bank of America, N.A.
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	4,500	1.055%	(5,005)	(7,746)	2,741	Bank of America, N.A.
Republic of Panama (D16)	12/20/26	1.000%(Q)	1,000	1.233%	(8,353)	(1,721)	(6,632)	Bank of America, N.A.
Republic of Peru (D16)	12/20/26	1.000%(Q)	1,000	1.187%	(6,508)	(1,721)	(4,787)	Bank of America, N.A.
Republic of Philippines (D16)	12/20/26	1.000%(Q)	1,000	0.952%	3,098	(1,721)	4,819	Bank of America, N.A.
Republic of South Africa (D16)	12/20/26	1.000%(Q)	5,500	2.822%	(386,100)	(9,467)	(376,633)	Bank of America, N.A.
Republic of Turkey (D16)	12/20/26	1.000%(Q)	6,000	8.306%	(1,444,431)	(10,328)	(1,434,103)	Bank of America, N.A.
Republic of Ukraine (D16)	12/20/26	1.000%(Q)	1,000	292.634%	(817,974)	(1,721)	(816,253)	Bank of America, N.A.
Russian Federation (D16)	12/20/26	1.000%(Q)	3,000	*	(1,957,729)	(5,164)	(1,952,565)	Bank of America, N.A.
State of Qatar (D16)	12/20/26	1.000%(Q)	1,000	0.618%	16,944	(1,721)	18,665	Bank of America, N.A.
United Mexican States (D16)	12/20/26	1.000%(Q)	5,500	1.458%	(96,018)	(9,467)	(86,551)	Bank of America, N.A.
Emirate of Abu Dhabi (D17)	12/20/26	1.000%(Q)	500	0.612%	8,599	(900)	9,499	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D17)	12/20/26	1.000%(Q)	1,000	0.712%	$13,013	$(1,800)	$14,813	Bank of America, N.A.
Federative Republic of Brazil (D17)	12/20/26	1.000%(Q)	3,000	2.511%	(176,571)	(5,401)	(171,170)	Bank of America, N.A.
Kingdom of Saudi Arabia (D17)	12/20/26	1.000%(Q)	500	0.643%	7,939	(900)	8,839	Bank of America, N.A.
People’s Republic of China (D17)	12/20/26	1.000%(Q)	3,000	0.673%	43,789	(5,401)	49,190	Bank of America, N.A.
Republic of Argentina (D17)	12/20/26	1.000%(Q)	500	56.389%	(386,802)	(900)	(385,902)	Bank of America, N.A.
Republic of Chile (D17)	12/20/26	1.000%(Q)	500	1.213%	(3,772)	(900)	(2,872)	Bank of America, N.A.
Republic of Colombia (D17)	12/20/26	1.000%(Q)	1,250	2.399%	(68,078)	(2,250)	(65,828)	Bank of America, N.A.
Republic of Indonesia (D17)	12/20/26	1.000%(Q)	2,250	1.055%	(2,503)	(4,051)	1,548	Bank of America, N.A.
Republic of Panama (D17)	12/20/26	1.000%(Q)	500	1.233%	(4,177)	(900)	(3,277)	Bank of America, N.A.
Republic of Peru (D17)	12/20/26	1.000%(Q)	500	1.187%	(3,254)	(900)	(2,354)	Bank of America, N.A.
Republic of Philippines (D17)	12/20/26	1.000%(Q)	500	0.952%	1,549	(900)	2,449	Bank of America, N.A.
Republic of South Africa (D17)	12/20/26	1.000%(Q)	2,750	2.822%	(193,050)	(4,951)	(188,099)	Bank of America, N.A.
Republic of Turkey (D17)	12/20/26	1.000%(Q)	3,000	8.306%	(722,216)	(5,401)	(716,815)	Bank of America, N.A.
Republic of Ukraine (D17)	12/20/26	1.000%(Q)	500	292.634%	(408,987)	(900)	(408,087)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D17)	12/20/26	1.000%(Q)	1,500	*	$(978,864)	$(2,700)	$(976,164)	Bank of America, N.A.
State of Qatar (D17)	12/20/26	1.000%(Q)	500	0.618%	8,472	(900)	9,372	Bank of America, N.A.
United Mexican States (D17)	12/20/26	1.000%(Q)	2,750	1.458%	(48,009)	(4,951)	(43,058)	Bank of America, N.A.
Emirate of Abu Dhabi (D18)	12/20/26	1.000%(Q)	2,000	0.612%	34,395	(4,025)	38,420	Morgan Stanley & Co. International PLC
Federation of Malaysia (D18)	12/20/26	1.000%(Q)	4,000	0.712%	52,052	(8,049)	60,101	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D18)	12/20/26	1.000%(Q)	12,000	2.511%	(706,285)	(24,148)	(682,137)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D18)	12/20/26	1.000%(Q)	2,000	0.643%	31,755	(4,025)	35,780	Morgan Stanley & Co. International PLC
People’s Republic of China (D18)	12/20/26	1.000%(Q)	12,000	0.673%	175,157	(24,148)	199,305	Morgan Stanley & Co. International PLC
Republic of Argentina (D18)	12/20/26	1.000%(Q)	2,000	56.389%	(1,547,208)	(4,025)	(1,543,183)	Morgan Stanley & Co. International PLC
Republic of Chile (D18)	12/20/26	1.000%(Q)	2,000	1.213%	(15,090)	(4,025)	(11,065)	Morgan Stanley & Co. International PLC
Republic of Colombia (D18)	12/20/26	1.000%(Q)	5,000	2.399%	(272,314)	(10,062)	(262,252)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D18)	12/20/26	1.000%(Q)	9,000	1.055%	$(10,011)	$(18,111)	$8,100	Morgan Stanley & Co. International PLC
Republic of Panama (D18)	12/20/26	1.000%(Q)	2,000	1.233%	(16,708)	(4,025)	(12,683)	Morgan Stanley & Co. International PLC
Republic of Peru (D18)	12/20/26	1.000%(Q)	2,000	1.187%	(13,017)	(4,025)	(8,992)	Morgan Stanley & Co. International PLC
Republic of Philippines (D18)	12/20/26	1.000%(Q)	2,000	0.952%	6,195	(4,025)	10,220	Morgan Stanley & Co. International PLC
Republic of South Africa (D18)	12/20/26	1.000%(Q)	11,000	2.822%	(772,200)	(22,135)	(750,065)	Morgan Stanley & Co. International PLC
Republic of Turkey (D18)	12/20/26	1.000%(Q)	12,000	8.306%	(2,888,862)	(24,148)	(2,864,714)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D18)	12/20/26	1.000%(Q)	2,000	292.634%	(1,635,948)	(4,025)	(1,631,923)	Morgan Stanley & Co. International PLC
Russian Federation (D18)	12/20/26	1.000%(Q)	6,000	*	(3,915,458)	(12,074)	(3,903,384)	Morgan Stanley & Co. International PLC
State of Qatar (D18)	12/20/26	1.000%(Q)	2,000	0.618%	33,886	(4,025)	37,911	Morgan Stanley & Co. International PLC
United Mexican States (D18)	12/20/26	1.000%(Q)	11,000	1.458%	(192,035)	(22,135)	(169,900)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D19)	12/20/26	1.000%(Q)	4,000	0.612%	$68,791	$(8,156)	$76,947	Citibank, N.A.
Federation of Malaysia (D19)	12/20/26	1.000%(Q)	8,000	0.712%	104,103	(16,312)	120,415	Citibank, N.A.
Federative Republic of Brazil (D19)	12/20/26	1.000%(Q)	24,000	2.511%	(1,412,569)	(48,935)	(1,363,634)	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	12/20/26	1.000%(Q)	4,000	0.643%	63,511	(8,156)	71,667	Citibank, N.A.
People’s Republic of China (D19)	12/20/26	1.000%(Q)	24,000	0.673%	350,314	(48,935)	399,249	Citibank, N.A.
Republic of Argentina (D19)	12/20/26	1.000%(Q)	4,000	56.389%	(3,094,415)	(8,156)	(3,086,259)	Citibank, N.A.
Republic of Chile (D19)	12/20/26	1.000%(Q)	4,000	1.213%	(30,180)	(8,156)	(22,024)	Citibank, N.A.
Republic of Colombia (D19)	12/20/26	1.000%(Q)	10,000	2.399%	(544,626)	(20,389)	(524,237)	Citibank, N.A.
Republic of Indonesia (D19)	12/20/26	1.000%(Q)	18,000	1.055%	(20,021)	(36,701)	16,680	Citibank, N.A.
Republic of Panama (D19)	12/20/26	1.000%(Q)	4,000	1.233%	(33,415)	(8,156)	(25,259)	Citibank, N.A.
Republic of Peru (D19)	12/20/26	1.000%(Q)	4,000	1.187%	(26,033)	(8,156)	(17,877)	Citibank, N.A.
Republic of Philippines (D19)	12/20/26	1.000%(Q)	4,000	0.952%	12,391	(8,156)	20,547	Citibank, N.A.
Republic of South Africa (D19)	12/20/26	1.000%(Q)	22,000	2.822%	(1,544,402)	(44,857)	(1,499,545)	Citibank, N.A.
Republic of Turkey (D19)	12/20/26	1.000%(Q)	24,000	8.306%	(5,777,724)	(48,935)	(5,728,789)	Citibank, N.A.
Republic of Ukraine (D19)	12/20/26	1.000%(Q)	4,000	292.634%	(3,271,895)	(8,156)	(3,263,739)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D19)	12/20/26	1.000%(Q)	12,000	*	$(7,830,916)	$(24,467)	$(7,806,449)	Citibank, N.A.
State of Qatar (D19)	12/20/26	1.000%(Q)	4,000	0.618%	67,773	(8,156)	75,929	Citibank, N.A.
United Mexican States (D19)	12/20/26	1.000%(Q)	22,000	1.458%	(384,071)	(44,857)	(339,214)	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/26	1.000%(Q)	2,000	0.612%	34,396	(4,078)	38,474	Morgan Stanley & Co. International PLC
Federation of Malaysia (D20)	12/20/26	1.000%(Q)	4,000	0.712%	52,051	(8,156)	60,207	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D20)	12/20/26	1.000%(Q)	12,000	2.511%	(706,284)	(24,467)	(681,817)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D20)	12/20/26	1.000%(Q)	2,000	0.643%	31,756	(4,078)	35,834	Morgan Stanley & Co. International PLC
People’s Republic of China (D20)	12/20/26	1.000%(Q)	12,000	0.673%	175,157	(24,467)	199,624	Morgan Stanley & Co. International PLC
Republic of Argentina (D20)	12/20/26	1.000%(Q)	2,000	56.389%	(1,547,208)	(4,078)	(1,543,130)	Morgan Stanley & Co. International PLC
Republic of Chile (D20)	12/20/26	1.000%(Q)	2,000	1.213%	(15,090)	(4,078)	(11,012)	Morgan Stanley & Co. International PLC
Republic of Colombia (D20)	12/20/26	1.000%(Q)	5,000	2.399%	(272,313)	(10,195)	(262,118)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D20)	12/20/26	1.000%(Q)	9,000	1.055%	$(10,011)	$(18,351)	$8,340	Morgan Stanley & Co. International PLC
Republic of Panama (D20)	12/20/26	1.000%(Q)	2,000	1.233%	(16,707)	(4,078)	(12,629)	Morgan Stanley & Co. International PLC
Republic of Peru (D20)	12/20/26	1.000%(Q)	2,000	1.187%	(13,017)	(4,078)	(8,939)	Morgan Stanley & Co. International PLC
Republic of Philippines (D20)	12/20/26	1.000%(Q)	2,000	0.952%	6,195	(4,078)	10,273	Morgan Stanley & Co. International PLC
Republic of South Africa (D20)	12/20/26	1.000%(Q)	11,000	2.822%	(772,200)	(22,428)	(749,772)	Morgan Stanley & Co. International PLC
Republic of Turkey (D20)	12/20/26	1.000%(Q)	12,000	8.306%	(2,888,861)	(24,467)	(2,864,394)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D20)	12/20/26	1.000%(Q)	2,000	292.634%	(1,635,948)	(4,078)	(1,631,870)	Morgan Stanley & Co. International PLC
Russian Federation (D20)	12/20/26	1.000%(Q)	6,000	*	(3,915,458)	(12,234)	(3,903,224)	Morgan Stanley & Co. International PLC
State of Qatar (D20)	12/20/26	1.000%(Q)	2,000	0.618%	33,887	(4,078)	37,965	Morgan Stanley & Co. International PLC
United Mexican States (D20)	12/20/26	1.000%(Q)	11,000	1.458%	(192,035)	(22,428)	(169,607)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D21)	12/20/26	1.000%(Q)	10,000	0.612%	$171,980	$(20,389)	$192,369	Barclays Bank PLC
Federation of Malaysia (D21)	12/20/26	1.000%(Q)	20,000	0.712%	260,258	(40,779)	301,037	Barclays Bank PLC
Federative Republic of Brazil (D21)	12/20/26	1.000%(Q)	60,000	2.511%	(3,531,423)	(122,337)	(3,409,086)	Barclays Bank PLC
Kingdom of Saudi Arabia (D21)	12/20/26	1.000%(Q)	10,000	0.643%	158,779	(20,389)	179,168	Barclays Bank PLC
People’s Republic of China (D21)	12/20/26	1.000%(Q)	60,000	0.673%	875,785	(122,337)	998,122	Barclays Bank PLC
Republic of Argentina (D21)	12/20/26	1.000%(Q)	10,000	56.389%	(7,736,037)	(20,389)	(7,715,648)	Barclays Bank PLC
Republic of Chile (D21)	12/20/26	1.000%(Q)	10,000	1.213%	(75,449)	(20,389)	(55,060)	Barclays Bank PLC
Republic of Colombia (D21)	12/20/26	1.000%(Q)	25,000	2.399%	(1,361,566)	(50,974)	(1,310,592)	Barclays Bank PLC
Republic of Indonesia (D21)	12/20/26	1.000%(Q)	45,000	1.055%	(50,052)	(91,753)	41,701	Barclays Bank PLC
Republic of Panama (D21)	12/20/26	1.000%(Q)	10,000	1.233%	(83,535)	(20,389)	(63,146)	Barclays Bank PLC
Republic of Peru (D21)	12/20/26	1.000%(Q)	10,000	1.187%	(65,082)	(20,389)	(44,693)	Barclays Bank PLC
Republic of Philippines (D21)	12/20/26	1.000%(Q)	10,000	0.952%	30,977	(20,389)	51,366	Barclays Bank PLC
Republic of South Africa (D21)	12/20/26	1.000%(Q)	55,000	2.822%	(3,861,003)	(112,142)	(3,748,861)	Barclays Bank PLC
Republic of Turkey (D21)	12/20/26	1.000%(Q)	60,000	8.306%	(14,444,309)	(122,337)	(14,321,972)	Barclays Bank PLC
Republic of Ukraine (D21)	12/20/26	1.000%(Q)	10,000	292.634%	(8,179,738)	(20,389)	(8,159,349)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D21)	12/20/26	1.000%(Q)	30,000	*	$(19,577,290)	$(61,168)	$(19,516,122)	Barclays Bank PLC
State of Qatar (D21)	12/20/26	1.000%(Q)	10,000	0.618%	169,434	(20,389)	189,823	Barclays Bank PLC
United Mexican States (D21)	12/20/26	1.000%(Q)	55,000	1.458%	(960,177)	(112,142)	(848,035)	Barclays Bank PLC
Emirate of Abu Dhabi (D22)	12/20/26	1.000%(Q)	1,000	0.612%	17,198	(2,066)	19,264	Bank of America, N.A.
Federation of Malaysia (D22)	12/20/26	1.000%(Q)	2,000	0.712%	26,026	(4,131)	30,157	Bank of America, N.A.
Federative Republic of Brazil (D22)	12/20/26	1.000%(Q)	6,000	2.511%	(353,143)	(12,394)	(340,749)	Bank of America, N.A.
Kingdom of Saudi Arabia (D22)	12/20/26	1.000%(Q)	1,000	0.643%	15,878	(2,066)	17,944	Bank of America, N.A.
People’s Republic of China (D22)	12/20/26	1.000%(Q)	6,000	0.673%	87,578	(12,394)	99,972	Bank of America, N.A.
Republic of Argentina (D22)	12/20/26	1.000%(Q)	1,000	56.389%	(773,604)	(2,066)	(771,538)	Bank of America, N.A.
Republic of Chile (D22)	12/20/26	1.000%(Q)	1,000	1.213%	(7,545)	(2,066)	(5,479)	Bank of America, N.A.
Republic of Colombia (D22)	12/20/26	1.000%(Q)	2,500	2.399%	(136,156)	(5,164)	(130,992)	Bank of America, N.A.
Republic of Indonesia (D22)	12/20/26	1.000%(Q)	4,500	1.055%	(5,005)	(9,295)	4,290	Bank of America, N.A.
Republic of Panama (D22)	12/20/26	1.000%(Q)	1,000	1.233%	(8,354)	(2,066)	(6,288)	Bank of America, N.A.
Republic of Peru (D22)	12/20/26	1.000%(Q)	1,000	1.187%	(6,509)	(2,066)	(4,443)	Bank of America, N.A.
Republic of Philippines (D22)	12/20/26	1.000%(Q)	1,000	0.952%	3,097	(2,066)	5,163	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D22)	12/20/26	1.000%(Q)	5,500	2.822%	$(386,100)	$(11,361)	$(374,739)	Bank of America, N.A.
Republic of Turkey (D22)	12/20/26	1.000%(Q)	6,000	8.306%	(1,444,431)	(12,394)	(1,432,037)	Bank of America, N.A.
Republic of Ukraine (D22)	12/20/26	1.000%(Q)	1,000	292.634%	(817,974)	(2,066)	(815,908)	Bank of America, N.A.
Russian Federation (D22)	12/20/26	1.000%(Q)	3,000	*	(1,957,729)	(6,197)	(1,951,532)	Bank of America, N.A.
State of Qatar (D22)	12/20/26	1.000%(Q)	1,000	0.618%	16,943	(2,066)	19,009	Bank of America, N.A.
United Mexican States (D22)	12/20/26	1.000%(Q)	5,500	1.458%	(96,018)	(11,361)	(84,657)	Bank of America, N.A.
Emirate of Abu Dhabi (D23)	12/20/26	1.000%(Q)	1,000	0.612%	17,198	(2,226)	19,424	Bank of America, N.A.
Federation of Malaysia (D23)	12/20/26	1.000%(Q)	2,000	0.712%	26,025	(4,453)	30,478	Bank of America, N.A.
Federative Republic of Brazil (D23)	12/20/26	1.000%(Q)	6,000	2.511%	(353,143)	(13,358)	(339,785)	Bank of America, N.A.
Kingdom of Saudi Arabia (D23)	12/20/26	1.000%(Q)	1,000	0.643%	15,878	(2,226)	18,104	Bank of America, N.A.
People’s Republic of China (D23)	12/20/26	1.000%(Q)	6,000	0.673%	87,578	(13,358)	100,936	Bank of America, N.A.
Republic of Argentina (D23)	12/20/26	1.000%(Q)	1,000	56.389%	(773,603)	(2,226)	(771,377)	Bank of America, N.A.
Republic of Chile (D23)	12/20/26	1.000%(Q)	1,000	1.213%	(7,545)	(2,226)	(5,319)	Bank of America, N.A.
Republic of Colombia (D23)	12/20/26	1.000%(Q)	2,500	2.399%	(136,157)	(5,566)	(130,591)	Bank of America, N.A.
Republic of Indonesia (D23)	12/20/26	1.000%(Q)	4,500	1.055%	(5,005)	(10,018)	5,013	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D23)	12/20/26	1.000%(Q)	1,000	1.233%	$(8,353)	$(2,226)	$(6,127)	Bank of America, N.A.
Republic of Peru (D23)	12/20/26	1.000%(Q)	1,000	1.187%	(6,508)	(2,226)	(4,282)	Bank of America, N.A.
Republic of Philippines (D23)	12/20/26	1.000%(Q)	1,000	0.952%	3,098	(2,226)	5,324	Bank of America, N.A.
Republic of South Africa (D23)	12/20/26	1.000%(Q)	5,500	2.822%	(386,101)	(12,245)	(373,856)	Bank of America, N.A.
Republic of Turkey (D23)	12/20/26	1.000%(Q)	6,000	8.306%	(1,444,431)	(13,358)	(1,431,073)	Bank of America, N.A.
Republic of Ukraine (D23)	12/20/26	1.000%(Q)	1,000	292.634%	(817,974)	(2,226)	(815,748)	Bank of America, N.A.
Russian Federation (D23)	12/20/26	1.000%(Q)	3,000	*	(1,957,729)	(6,679)	(1,951,050)	Bank of America, N.A.
State of Qatar (D23)	12/20/26	1.000%(Q)	1,000	0.618%	16,944	(2,226)	19,170	Bank of America, N.A.
United Mexican States (D23)	12/20/26	1.000%(Q)	5,500	1.458%	(96,018)	(12,245)	(83,773)	Bank of America, N.A.
Emirate of Abu Dhabi (D24)	12/20/26	1.000%(Q)	1,000	0.612%	17,198	(2,253)	19,451	Bank of America, N.A.
Federation of Malaysia (D24)	12/20/26	1.000%(Q)	2,000	0.712%	26,026	(4,506)	30,532	Bank of America, N.A.
Federative Republic of Brazil (D24)	12/20/26	1.000%(Q)	6,000	2.511%	(353,142)	(13,519)	(339,623)	Bank of America, N.A.
Kingdom of Saudi Arabia (D24)	12/20/26	1.000%(Q)	1,000	0.643%	15,878	(2,253)	18,131	Bank of America, N.A.
People’s Republic of China (D24)	12/20/26	1.000%(Q)	6,000	0.673%	87,579	(13,519)	101,098	Bank of America, N.A.
Republic of Argentina (D24)	12/20/26	1.000%(Q)	1,000	56.389%	(773,604)	(2,253)	(771,351)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D24)	12/20/26	1.000%(Q)	1,000	1.213%	$(7,545)	$(2,253)	$(5,292)	Bank of America, N.A.
Republic of Colombia (D24)	12/20/26	1.000%(Q)	2,500	2.399%	(136,157)	(5,633)	(130,524)	Bank of America, N.A.
Republic of Indonesia (D24)	12/20/26	1.000%(Q)	4,500	1.055%	(5,005)	(10,139)	5,134	Bank of America, N.A.
Republic of Panama (D24)	12/20/26	1.000%(Q)	1,000	1.233%	(8,353)	(2,253)	(6,100)	Bank of America, N.A.
Republic of Peru (D24)	12/20/26	1.000%(Q)	1,000	1.187%	(6,508)	(2,253)	(4,255)	Bank of America, N.A.
Republic of Philippines (D24)	12/20/26	1.000%(Q)	1,000	0.952%	3,098	(2,253)	5,351	Bank of America, N.A.
Republic of South Africa (D24)	12/20/26	1.000%(Q)	5,500	2.822%	(386,100)	(12,392)	(373,708)	Bank of America, N.A.
Republic of Turkey (D24)	12/20/26	1.000%(Q)	6,000	8.306%	(1,444,431)	(13,519)	(1,430,912)	Bank of America, N.A.
Republic of Ukraine (D24)	12/20/26	1.000%(Q)	1,000	292.634%	(817,974)	(2,253)	(815,721)	Bank of America, N.A.
Russian Federation (D24)	12/20/26	1.000%(Q)	3,000	*	(1,957,729)	(6,759)	(1,950,970)	Bank of America, N.A.
State of Qatar (D24)	12/20/26	1.000%(Q)	1,000	0.618%	16,943	(2,253)	19,196	Bank of America, N.A.
United Mexican States (D24)	12/20/26	1.000%(Q)	5,500	1.458%	(96,017)	(12,392)	(83,625)	Bank of America, N.A.
Emirate of Abu Dhabi (D25)	12/20/26	1.000%(Q)	2,000	0.612%	34,396	(4,560)	38,956	Morgan Stanley & Co. International PLC
Federation of Malaysia (D25)	12/20/26	1.000%(Q)	4,000	0.712%	52,052	(9,120)	61,172	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D25)	12/20/26	1.000%(Q)	12,000	2.511%	$(706,285)	$(27,361)	$(678,924)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D25)	12/20/26	1.000%(Q)	2,000	0.643%	31,756	(4,560)	36,316	Morgan Stanley & Co. International PLC
People’s Republic of China (D25)	12/20/26	1.000%(Q)	12,000	0.673%	175,157	(27,361)	202,518	Morgan Stanley & Co. International PLC
Republic of Argentina (D25)	12/20/26	1.000%(Q)	2,000	56.389%	(1,547,207)	(4,560)	(1,542,647)	Morgan Stanley & Co. International PLC
Republic of Chile (D25)	12/20/26	1.000%(Q)	2,000	1.213%	(15,090)	(4,560)	(10,530)	Morgan Stanley & Co. International PLC
Republic of Colombia (D25)	12/20/26	1.000%(Q)	5,000	2.399%	(272,313)	(11,400)	(260,913)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D25)	12/20/26	1.000%(Q)	9,000	1.055%	(10,011)	(20,521)	10,510	Morgan Stanley & Co. International PLC
Republic of Panama (D25)	12/20/26	1.000%(Q)	2,000	1.233%	(16,707)	(4,560)	(12,147)	Morgan Stanley & Co. International PLC
Republic of Peru (D25)	12/20/26	1.000%(Q)	2,000	1.187%	(13,016)	(4,560)	(8,456)	Morgan Stanley & Co. International PLC
Republic of Philippines (D25)	12/20/26	1.000%(Q)	2,000	0.952%	6,196	(4,560)	10,756	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D25)	12/20/26	1.000%(Q)	11,000	2.822%	$(772,201)	$(25,081)	$(747,120)	Morgan Stanley & Co. International PLC
Republic of Turkey (D25)	12/20/26	1.000%(Q)	12,000	8.306%	(2,888,862)	(27,361)	(2,861,501)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D25)	12/20/26	1.000%(Q)	2,000	292.634%	(1,635,947)	(4,560)	(1,631,387)	Morgan Stanley & Co. International PLC
Russian Federation (D25)	12/20/26	1.000%(Q)	6,000	*	(3,915,458)	(13,680)	(3,901,778)	Morgan Stanley & Co. International PLC
State of Qatar (D25)	12/20/26	1.000%(Q)	2,000	0.618%	33,887	(4,560)	38,447	Morgan Stanley & Co. International PLC
United Mexican States (D25)	12/20/26	1.000%(Q)	11,000	1.458%	(192,036)	(25,081)	(166,955)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D26)	12/20/25	1.000%(Q)	500	0.522%	8,327	(25)	8,352	Morgan Stanley & Co. International PLC
Federation of Malaysia (D26)	12/20/25	1.000%(Q)	750	0.558%	11,595	(38)	11,633	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D26)	12/20/25	1.000%(Q)	3,000	2.086%	(99,578)	(151)	(99,427)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D26)	12/20/25	1.000%(Q)	500	0.559%	7,721	(25)	7,746	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D26)	12/20/25	1.000%(Q)	3,000	0.556%	$46,553	$(151)	$46,704	Morgan Stanley & Co. International PLC
Republic of Argentina (D26)	12/20/25	1.000%(Q)	1,250	57.613%	(947,415)	(63)	(947,352)	Morgan Stanley & Co. International PLC
Republic of Chile (D26)	12/20/25	1.000%(Q)	500	1.018%	286	(25)	311	Morgan Stanley & Co. International PLC
Republic of Colombia (D26)	12/20/25	1.000%(Q)	1,250	2.032%	(39,333)	(63)	(39,270)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D26)	12/20/25	1.000%(Q)	2,000	0.826%	13,520	(100)	13,620	Morgan Stanley & Co. International PLC
Republic of Panama (D26)	12/20/25	1.000%(Q)	500	1.043%	(120)	(25)	(95)	Morgan Stanley & Co. International PLC
Republic of Peru (D26)	12/20/25	1.000%(Q)	500	0.981%	872	(25)	897	Morgan Stanley & Co. International PLC
Republic of Philippines (D26)	12/20/25	1.000%(Q)	500	0.753%	4,560	(25)	4,585	Morgan Stanley & Co. International PLC
Republic of South Africa (D26)	12/20/25	1.000%(Q)	2,250	2.523%	(104,411)	(113)	(104,298)	Morgan Stanley & Co. International PLC
Republic of Turkey (D26)	12/20/25	1.000%(Q)	3,000	8.453%	(604,381)	(151)	(604,230)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D26)	12/20/25	1.000%(Q)	500	343.316%	$(408,362)	$(25)	$(408,337)	Morgan Stanley & Co. International PLC
Russian Federation (D26)	12/20/25	1.000%(Q)	1,500	*	(978,864)	(75)	(978,789)	Morgan Stanley & Co. International PLC
State of Qatar (D26)	12/20/25	1.000%(Q)	500	0.530%	8,184	(25)	8,209	Morgan Stanley & Co. International PLC
United Mexican States (D26)	12/20/25	1.000%(Q)	3,000	1.228%	(18,480)	(151)	(18,329)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D27)	12/20/26	1.000%(Q)	1,000	0.612%	17,198	(310)	17,508	Bank of America, N.A.
Federation of Malaysia (D27)	12/20/26	1.000%(Q)	2,000	0.712%	26,026	(620)	26,646	Bank of America, N.A.
Federative Republic of Brazil (D27)	12/20/26	1.000%(Q)	6,000	2.511%	(353,143)	(1,860)	(351,283)	Bank of America, N.A.
Kingdom of Saudi Arabia (D27)	12/20/26	1.000%(Q)	1,000	0.643%	15,878	(310)	16,188	Bank of America, N.A.
People’s Republic of China (D27)	12/20/26	1.000%(Q)	6,000	0.673%	87,578	(1,860)	89,438	Bank of America, N.A.
Republic of Argentina (D27)	12/20/26	1.000%(Q)	1,000	56.389%	(773,604)	(310)	(773,294)	Bank of America, N.A.
Republic of Chile (D27)	12/20/26	1.000%(Q)	1,000	1.213%	(7,545)	(310)	(7,235)	Bank of America, N.A.
Republic of Colombia (D27)	12/20/26	1.000%(Q)	2,500	2.399%	(136,157)	(775)	(135,382)	Bank of America, N.A.
Republic of Indonesia (D27)	12/20/26	1.000%(Q)	4,500	1.055%	(5,006)	(1,395)	(3,611)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D27)	12/20/26	1.000%(Q)	1,000	1.233%	$(8,354)	$(310)	$(8,044)	Bank of America, N.A.
Republic of Peru (D27)	12/20/26	1.000%(Q)	1,000	1.187%	(6,508)	(310)	(6,198)	Bank of America, N.A.
Republic of Philippines (D27)	12/20/26	1.000%(Q)	1,000	0.952%	3,098	(310)	3,408	Bank of America, N.A.
Republic of South Africa (D27)	12/20/26	1.000%(Q)	5,500	2.822%	(386,101)	(1,705)	(384,396)	Bank of America, N.A.
Republic of Turkey (D27)	12/20/26	1.000%(Q)	6,000	8.306%	(1,444,431)	(1,860)	(1,442,571)	Bank of America, N.A.
Republic of Ukraine (D27)	12/20/26	1.000%(Q)	1,000	292.634%	(817,974)	(310)	(817,664)	Bank of America, N.A.
Russian Federation (D27)	12/20/26	1.000%(Q)	3,000	*	(1,957,729)	(930)	(1,956,799)	Bank of America, N.A.
State of Qatar (D27)	12/20/26	1.000%(Q)	1,000	0.618%	16,943	(310)	17,253	Bank of America, N.A.
United Mexican States (D27)	12/20/26	1.000%(Q)	5,500	1.458%	(96,018)	(1,705)	(94,313)	Bank of America, N.A.
Emirate of Abu Dhabi (D28)	12/20/26	1.000%(Q)	2,000	0.612%	34,396	(828)	35,224	Morgan Stanley & Co. International PLC
Federation of Malaysia (D28)	12/20/26	1.000%(Q)	4,000	0.712%	52,051	(1,657)	53,708	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D28)	12/20/26	1.000%(Q)	12,000	2.511%	(706,284)	(4,970)	(701,314)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D28)	12/20/26	1.000%(Q)	2,000	0.643%	31,756	(828)	32,584	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D28)	12/20/26	1.000%(Q)	12,000	0.673%	$175,157	$(4,970)	$180,127	Morgan Stanley & Co. International PLC
Republic of Argentina (D28)	12/20/26	1.000%(Q)	2,000	56.389%	(1,547,207)	(828)	(1,546,379)	Morgan Stanley & Co. International PLC
Republic of Chile (D28)	12/20/26	1.000%(Q)	2,000	1.213%	(15,089)	(828)	(14,261)	Morgan Stanley & Co. International PLC
Republic of Colombia (D28)	12/20/26	1.000%(Q)	5,000	2.399%	(272,313)	(2,071)	(270,242)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D28)	12/20/26	1.000%(Q)	9,000	1.055%	(10,011)	(3,728)	(6,283)	Morgan Stanley & Co. International PLC
Republic of Panama (D28)	12/20/26	1.000%(Q)	2,000	1.233%	(16,707)	(828)	(15,879)	Morgan Stanley & Co. International PLC
Republic of Peru (D28)	12/20/26	1.000%(Q)	2,000	1.187%	(13,016)	(828)	(12,188)	Morgan Stanley & Co. International PLC
Republic of Philippines (D28)	12/20/26	1.000%(Q)	2,000	0.952%	6,196	(828)	7,024	Morgan Stanley & Co. International PLC
Republic of South Africa (D28)	12/20/26	1.000%(Q)	11,000	2.822%	(772,201)	(4,556)	(767,645)	Morgan Stanley & Co. International PLC
Republic of Turkey (D28)	12/20/26	1.000%(Q)	12,000	8.306%	(2,888,861)	(4,970)	(2,883,891)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D28)	12/20/26	1.000%(Q)	2,000	292.634%	$(1,635,947)	$(828)	$(1,635,119)	Morgan Stanley & Co. International PLC
Russian Federation (D28)	12/20/26	1.000%(Q)	6,000	*	(3,915,458)	(2,485)	(3,912,973)	Morgan Stanley & Co. International PLC
State of Qatar (D28)	12/20/26	1.000%(Q)	2,000	0.618%	33,887	(828)	34,715	Morgan Stanley & Co. International PLC
United Mexican States (D28)	12/20/26	1.000%(Q)	11,000	1.458%	(192,035)	(4,556)	(187,479)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D29)	12/20/26	1.000%(Q)	4,000	0.612%	68,791	(1,657)	70,448	Morgan Stanley & Co. International PLC
Federation of Malaysia (D29)	12/20/26	1.000%(Q)	8,000	0.712%	104,103	(3,314)	107,417	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D29)	12/20/26	1.000%(Q)	24,000	2.511%	(1,412,569)	(9,941)	(1,402,628)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D29)	12/20/26	1.000%(Q)	4,000	0.643%	63,511	(1,657)	65,168	Morgan Stanley & Co. International PLC
People’s Republic of China (D29)	12/20/26	1.000%(Q)	24,000	0.673%	350,314	(9,941)	360,255	Morgan Stanley & Co. International PLC
Republic of Argentina (D29)	12/20/26	1.000%(Q)	4,000	56.389%	(3,094,415)	(1,657)	(3,092,758)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D29)	12/20/26	1.000%(Q)	4,000	1.213%	$(30,180)	$(1,657)	$(28,523)	Morgan Stanley & Co. International PLC
Republic of Colombia (D29)	12/20/26	1.000%(Q)	10,000	2.399%	(544,626)	(4,142)	(540,484)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D29)	12/20/26	1.000%(Q)	18,000	1.055%	(20,021)	(7,456)	(12,565)	Morgan Stanley & Co. International PLC
Republic of Panama (D29)	12/20/26	1.000%(Q)	4,000	1.233%	(33,415)	(1,657)	(31,758)	Morgan Stanley & Co. International PLC
Republic of Peru (D29)	12/20/26	1.000%(Q)	4,000	1.187%	(26,033)	(1,657)	(24,376)	Morgan Stanley & Co. International PLC
Republic of Philippines (D29)	12/20/26	1.000%(Q)	4,000	0.952%	12,391	(1,657)	14,048	Morgan Stanley & Co. International PLC
Republic of South Africa (D29)	12/20/26	1.000%(Q)	22,000	2.822%	(1,544,401)	(9,112)	(1,535,289)	Morgan Stanley & Co. International PLC
Republic of Turkey (D29)	12/20/26	1.000%(Q)	24,000	8.306%	(5,777,724)	(9,941)	(5,767,783)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D29)	12/20/26	1.000%(Q)	4,000	292.634%	(3,271,895)	(1,657)	(3,270,238)	Morgan Stanley & Co. International PLC
Russian Federation (D29)	12/20/26	1.000%(Q)	12,000	*	(7,830,916)	(4,970)	(7,825,946)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D29)	12/20/26	1.000%(Q)	4,000	0.618%	$67,773	$(1,657)	$69,430	Morgan Stanley & Co. International PLC
United Mexican States (D29)	12/20/26	1.000%(Q)	22,000	1.458%	(384,070)	(9,112)	(374,958)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D31)	06/20/26	1.000%(Q)	2,000	0.560%	34,780	(873)	35,653	Barclays Bank PLC
Federation of Malaysia (D31)	06/20/26	1.000%(Q)	4,000	0.624%	59,967	(1,746)	61,713	Barclays Bank PLC
Federative Republic of Brazil (D31)	06/20/26	1.000%(Q)	12,000	2.276%	(533,544)	(5,238)	(528,306)	Barclays Bank PLC
Kingdom of Saudi Arabia (D31)	06/20/26	1.000%(Q)	2,000	0.593%	32,317	(873)	33,190	Barclays Bank PLC
People’s Republic of China (D31)	06/20/26	1.000%(Q)	12,000	0.608%	187,020	(5,238)	192,258	Barclays Bank PLC
Republic of Argentina (D31)	06/20/26	1.000%(Q)	2,000	56.898%	(1,531,827)	(873)	(1,530,954)	Barclays Bank PLC
Republic of Chile (D31)	06/20/26	1.000%(Q)	2,000	1.090%	(4,270)	(873)	(3,397)	Barclays Bank PLC
Republic of Colombia (D31)	06/20/26	1.000%(Q)	5,000	2.178%	(204,776)	(2,183)	(202,593)	Barclays Bank PLC
Republic of Indonesia (D31)	06/20/26	1.000%(Q)	9,000	0.923%	35,627	(3,929)	39,556	Barclays Bank PLC
Republic of Panama (D31)	06/20/26	1.000%(Q)	2,000	1.116%	(6,181)	(873)	(5,308)	Barclays Bank PLC
Republic of Peru (D31)	06/20/26	1.000%(Q)	2,000	1.077%	(3,328)	(873)	(2,455)	Barclays Bank PLC
Republic of Philippines (D31)	06/20/26	1.000%(Q)	2,000	0.832%	14,569	(873)	15,442	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D31)	06/20/26	1.000%(Q)	10,000	2.655%	$(572,267)	$(4,365)	$(567,902)	Barclays Bank PLC
Republic of Turkey (D31)	06/20/26	1.000%(Q)	12,000	8.382%	(2,663,988)	(5,238)	(2,658,750)	Barclays Bank PLC
Republic of Ukraine (D31)	06/20/26	1.000%(Q)	2,000	315.560%	(1,634,673)	(873)	(1,633,800)	Barclays Bank PLC
Russian Federation (D31)	06/20/26	1.000%(Q)	6,000	*	(3,915,458)	(2,619)	(3,912,839)	Barclays Bank PLC
State of Qatar (D31)	06/20/26	1.000%(Q)	2,000	0.569%	34,070	(873)	34,943	Barclays Bank PLC
United Mexican States (D31)	06/20/26	1.000%(Q)	12,000	1.325%	(127,974)	(5,238)	(122,736)	Barclays Bank PLC
Emirate of Abu Dhabi (D32)	12/20/26	1.000%(Q)	300	0.612%	5,159	(148)	5,307	Bank of America, N.A.
Federation of Malaysia (D32)	12/20/26	1.000%(Q)	600	0.712%	7,807	(296)	8,103	Bank of America, N.A.
Federative Republic of Brazil (D32)	12/20/26	1.000%(Q)	1,800	2.511%	(105,943)	(887)	(105,056)	Bank of America, N.A.
Kingdom of Saudi Arabia (D32)	12/20/26	1.000%(Q)	300	0.643%	4,763	(148)	4,911	Bank of America, N.A.
People’s Republic of China (D32)	12/20/26	1.000%(Q)	1,800	0.673%	26,273	(887)	27,160	Bank of America, N.A.
Republic of Argentina (D32)	12/20/26	1.000%(Q)	300	56.389%	(232,081)	(148)	(231,933)	Bank of America, N.A.
Republic of Chile (D32)	12/20/26	1.000%(Q)	300	1.213%	(2,264)	(148)	(2,116)	Bank of America, N.A.
Republic of Colombia (D32)	12/20/26	1.000%(Q)	750	2.399%	(40,847)	(370)	(40,477)	Bank of America, N.A.
Republic of Indonesia (D32)	12/20/26	1.000%(Q)	1,350	1.055%	(1,501)	(665)	(836)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D32)	12/20/26	1.000%(Q)	300	1.233%	$(2,506)	$(148)	$(2,358)	Bank of America, N.A.
Republic of Peru (D32)	12/20/26	1.000%(Q)	300	1.187%	(1,953)	(148)	(1,805)	Bank of America, N.A.
Republic of Philippines (D32)	12/20/26	1.000%(Q)	300	0.952%	929	(148)	1,077	Bank of America, N.A.
Republic of South Africa (D32)	12/20/26	1.000%(Q)	1,650	2.822%	(115,830)	(813)	(115,017)	Bank of America, N.A.
Republic of Turkey (D32)	12/20/26	1.000%(Q)	1,800	8.306%	(433,329)	(887)	(432,442)	Bank of America, N.A.
Republic of Ukraine (D32)	12/20/26	1.000%(Q)	300	292.634%	(245,392)	(148)	(245,244)	Bank of America, N.A.
Russian Federation (D32)	12/20/26	1.000%(Q)	900	*	(587,318)	(443)	(586,875)	Bank of America, N.A.
State of Qatar (D32)	12/20/26	1.000%(Q)	300	0.618%	5,083	(148)	5,231	Bank of America, N.A.
United Mexican States (D32)	12/20/26	1.000%(Q)	1,650	1.458%	(28,805)	(813)	(27,992)	Bank of America, N.A.
					$(363,107,513)	$(3,649,283)	$(359,458,230)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	79,900	$6,067,099	$42,722	$6,024,377	Barclays Bank PLC
CDX.EM.30.V3 (D02)	12/20/23	1.000%(Q)	329,000	24,982,170	(40,028)	25,022,198	Barclays Bank PLC
CDX.EM.30.V3 (D03)	12/20/23	1.000%(Q)	141,000	10,706,644	29,118	10,677,526	Barclays Bank PLC
CDX.EM.30.V3 (D04)	12/20/23	1.000%(Q)	94,000	7,137,763	15,758	7,122,005	Citibank, N.A.
CDX.EM.30.V3 (D05)	12/20/23	1.000%(Q)	94,000	7,137,763	21,146	7,116,617	Citibank, N.A.
CDX.EM.34.V1 (D06)	12/20/25	1.000%(Q)	100,000	12,118,912	1,593	12,117,319	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D07)	12/20/25	1.000%(Q)	100,000	12,118,912	(22,117)	12,141,029	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.34.V1 (D08)	12/20/25	1.000%(Q)	200,000	$24,237,824	$(44,233)	$24,282,057	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D09)	12/20/25	1.000%(Q)	200,000	24,237,824	(44,233)	24,282,057	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D11)	12/20/25	1.000%(Q)	100,000	12,121,689	117,193	12,004,496	Citibank, N.A.
CDX.EM.34.V1 (D12)	12/20/25	1.000%(Q)	75,000	9,091,267	(53,697)	9,144,964	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D15)	12/20/26	1.000%(Q)	100,000	12,106,622	99,226	12,007,396	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D16)	12/20/26	1.000%(Q)	50,000	6,053,312	58,726	5,994,586	Bank of America, N.A.
CDX.EM.36.V1 (D17)	12/20/26	1.000%(Q)	25,000	3,026,656	31,315	2,995,341	Bank of America, N.A.
CDX.EM.36.V1 (D18)	12/20/26	1.000%(Q)	100,000	12,106,623	127,871	11,978,752	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D19)	12/20/26	1.000%(Q)	200,000	24,213,245	224,284	23,988,961	Citibank, N.A.
CDX.EM.36.V1 (D20)	12/20/26	1.000%(Q)	100,000	12,106,623	130,493	11,976,130	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D21)	12/20/26	1.000%(Q)	500,000	60,533,113	1,019,473	59,513,640	Barclays Bank PLC
CDX.EM.36.V1 (D22)	12/20/26	1.000%(Q)	50,000	6,053,312	66,559	5,986,753	Bank of America, N.A.
CDX.EM.36.V1 (D23)	12/20/26	1.000%(Q)	50,000	6,053,311	74,465	5,978,846	Bank of America, N.A.
CDX.EM.36.V1 (D24)	12/20/26	1.000%(Q)	50,000	6,053,311	75,788	5,977,523	Bank of America, N.A.
CDX.EM.36.V1 (D25)	12/20/26	1.000%(Q)	100,000	12,106,622	163,448	11,943,174	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D26)	12/20/25	1.000%(Q)	25,000	3,030,423	(21,350)	3,051,773	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D27)	12/20/26	1.000%(Q)	50,000	6,053,311	15,496	6,037,815	Bank of America, N.A.
CDX.EM.36.V1 (D28)	12/20/26	1.000%(Q)	100,000	12,106,623	(51,774)	12,158,397	Morgan Stanley & Co. International PLC
CDX.EM.36.V1 (D29)	12/20/26	1.000%(Q)	200,000	24,213,246	26,923	24,186,323	Morgan Stanley & Co. International PLC
CDX.EM.35.V1 (D31)	06/20/26	1.000%(Q)	100,000	10,687,567	43,654	10,643,913	Barclays Bank PLC
CDX.EM.36.V1 (D32)	12/20/26	1.000%(Q)	15,000	1,815,993	(6,613)	1,822,606	Bank of America, N.A.
				$368,277,780	$2,101,206	$366,176,574

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V3 (D10)	12/20/24	1.000%(Q)	46,500	4.774%	$(3,577,500)	$(21,557)	$(3,555,943)	Morgan Stanley & Co. International PLC
CDX.EM.35.V1 (D13)	06/20/26	1.000%(Q)	40,000	4.331%	(4,275,027)	(61,064)	(4,213,963)	Bank of America, N.A.
CDX.EM.35.V1 (D14)	06/20/26	1.000%(Q)	5,000	4.331%	(534,379)	(8,916)	(525,463)	Bank of America, N.A.
CDX.EM.37.V1 (D30)	06/20/27	1.000%(Q)	80,000	3.250%	(7,445,824)	(73,029)	(7,372,795)	Barclays Bank PLC
CDX.EM.37.V1 (D33)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,280)	(119,373)	(9,187,907)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D34)	06/20/27	1.000%(Q)	200,000	3.250%	(18,614,560)	(244,111)	(18,370,449)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D35)	06/20/27	1.000%(Q)	200,000	3.250%	(18,614,560)	(187,536)	(18,427,024)	Citibank, N.A.
CDX.EM.37.V1 (D36)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,279)	(217,186)	(9,090,093)	Goldman Sachs International
CDX.EM.37.V1 (D37)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,280)	(279,780)	(9,027,500)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D38)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,280)	(270,058)	(9,037,222)	Goldman Sachs International
CDX.EM.37.V1 (D39)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,280)	(335,970)	(8,971,310)	Morgan Stanley & Co. International PLC
					$(99,598,249)	$(1,818,580)	$(97,779,669)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D39).

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	08/14/22	0.500%(M)	191,735	0.500%	$165,009	$(18,641)	$183,650	Goldman Sachs International
GS_21-PJA	08/14/22	0.250%(M)	369,602	*	159,041	(17,967)	177,008	Goldman Sachs International
					$324,050	$(36,608)	$360,658

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	$1,946,905		$2,509,528		$(562,623)		Deutsche Bank AG
Gazprom PAO	09/20/22	1.000%(Q)		10,615	1,366,936		981,083		385,853		Barclays Bank PLC
Gazprom PAO	09/20/22	1.000%(Q)		6,000	772,644		759,868		12,776		Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)		21,635	9,020,585		7,763,745		1,256,840		Barclays Bank PLC
Gazprom PAO	12/20/23	1.000%(Q)		41,000	22,172,333		18,541,111		3,631,222		Barclays Bank PLC
Gazprom PAO	12/20/23	1.000%(Q)		2,100	1,135,656		1,097,053		38,603		Goldman Sachs International
Gazprom PAO	06/20/24	1.000%(Q)		6,000	3,415,651		3,259,600		156,051		Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)		5,000	2,846,375		2,633,396		212,979		HSBC Bank PLC
Gazprom PAO	12/20/24	1.000%(Q)		1,200	699,852		664,992		34,860		Goldman Sachs International
Gazprom PAO	06/20/27	1.000%(Q)		4,600	2,883,274		2,764,723		118,551		JPMorgan Chase Bank, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	115,002		64,386		50,616		Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	1,134,104		758,045		376,059		Citibank, N.A.
Russian Federation	06/20/25	1.000%(Q)		9,679	6,316,424		5,526,023		790,401		HSBC Bank PLC
Russian Federation	12/20/26	1.000%(Q)		26,200	17,097,501		19,482,711		(2,385,210)		Barclays Bank PLC
Russian Federation	12/20/28	1.000%(Q)		17,500	11,420,086		10,111,561		1,308,525		Morgan Stanley & Co. International PLC
Safeway, Inc.	03/20/23	5.000%(Q)		10,000	(338,494)		(272,509)		(65,985)		BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(83,105)		25,146		(108,251)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(82,091)		62,953		(145,044)		Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	6,615	$(27,927)		$7,949		$(35,876)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,450	(27,230)		23,384		(50,614)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,435	(27,167)		21,421		(48,588)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	3,210	(13,552)		4,098		(17,650)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	31,000	(30,675)		(218,615)		187,940		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	26,000	(25,728)		(147,812)		122,084		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	6,250	(6,011)		25,183		(31,194)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,745	(5,525)		19,333		(24,858)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	4,000	(3,847)		(8,112)		4,265		Citibank, N.A.
				$81,671,976		$76,460,244		$5,211,732

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	09/20/22	1.000%(Q)		29,760	0.580%	$52,162	$20,889	$31,273	Morgan Stanley & Co. International PLC
AT&T, Inc.	06/20/23	1.000%(Q)		23,080	0.870%	52,863	10,139	42,724	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		47,780	1.281%	(190,244)	124,773	(315,017)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	25,050	22.631%	(6,129,024)	319,954	(6,448,978)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	16,000	22.631%	$(3,914,745)	$211,821	$(4,126,566)	Goldman Sachs International
Cemex	06/20/24	5.000%(Q)		13,400	2.109%	778,835	435,846	342,989	Credit Suisse International
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	55,630	0.437%	194,057	220,374	(26,317)	Goldman Sachs International
EQT Corp.	12/20/22	5.000%(Q)		24,300	0.994%	522,933	354,271	168,662	Credit Suisse International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	4.643%	(2,122,599)	(2,411,901)	289,302	Deutsche Bank AG
General Motors Co.	06/20/26	5.000%(Q)		14,920	1.845%	1,764,794	2,262,474	(497,680)	Goldman Sachs International
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	*	344,355	(192,794)	537,149	Deutsche Bank AG
Government of Japan	06/20/28	1.000%(Q)		35,000	0.306%	1,372,675	1,438,614	(65,939)	Citibank, N.A.
Halliburton Co.	12/20/26	1.000%(Q)		27,820	1.056%	(30,700)	234,109	(264,809)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		15,790	0.854%	60,811	115,577	(54,766)	Goldman Sachs International
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.842%	239,605	308,554	(68,949)	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.965%	5,900	18,423	(12,523)	Barclays Bank PLC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		5,060	*	(447,681)	(413,347)	(34,334)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,205	3.955%	(399,213)	(220,820)	(178,393)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		12,620	3.955%	(310,896)	(75,343)	(235,553)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)		12,522	3.955%	(308,488)	(142,151)	(166,337)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,515	3.955%	$(135,863)	$(62,901)	$(72,962)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,365	3.955%	(132,168)	(74,919)	(57,249)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,360	3.955%	(132,045)	(73,493)	(58,552)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,730	3.955%	(67,254)	(30,973)	(36,281)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)		12,000	4.562%	(554,705)	(306,503)	(248,202)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		31,000	5.277%	(2,848,015)	(742,656)	(2,105,359)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		26,000	5.277%	(2,388,657)	(648,587)	(1,740,070)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		6,250	5.277%	(574,370)	(285,043)	(289,327)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,745	5.277%	(527,961)	(258,961)	(269,000)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	5.277%	(367,597)	(130,727)	(236,870)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	5.555%	(808,567)	(310,899)	(497,668)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	6.763%	(2,683,926)	(1,118,090)	(1,565,836)	Citibank, N.A.
Republic of Hungary	06/20/24	1.000%(Q)		25,000	1.391%	(150,031)	292,719	(442,750)	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)		15,000	1.533%	(165,596)	193,541	(359,137)	Citibank, N.A.
Republic of Italy	12/20/22	1.000%(Q)	EUR	50,000	0.362%	189,772	240,091	(50,319)	Bank of America, N.A.
Republic of Serbia	12/20/25	1.000%(Q)		5,700	2.689%	(293,715)	(5,628)	(288,087)	BNP Paribas S.A.
Republic of Ukraine	12/20/26	1.000%(Q)		3,000	292.634%	(2,453,922)	(740,744)	(1,713,178)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)		9,679	*	(6,316,425)	(5,483,475)	(832,950)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)		17,500	*	(11,420,086)	(10,453,569)	(966,517)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	1.002%	$76,003	$622,477	$(546,474)	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	8,230	0.638%	63,869	(39,367)	103,236	Citibank, N.A.
State of Israel	09/20/22	1.000%(Q)	27,900	0.112%	68,040	35,019	33,021	HSBC Bank PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	28,630	1.471%	1,054,636	887,887	166,749	Morgan Stanley & Co. International PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	18,690	1.471%	688,479	606,445	82,034	Morgan Stanley & Co. International PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	1.000%	47,067	665,684	(618,617)	Goldman Sachs International
					$(38,297,637)	$(14,603,210)	$(23,694,427)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at July 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)		3,036,572	$(26,136,985)		$(30,218,421)		$(4,081,436)
iTraxx.EUR.36.V1	12/20/26	1.000%(Q)	EUR	866,000	(2,257,311)		(3,910,326)		(1,653,015)
iTraxx.FINSR.36.V1	12/20/26	1.000%(Q)	EUR	422,000	1,071,373		(30,537)		(1,101,910)
					$(27,322,923)		$(34,159,284)		$(6,836,361)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	343,040	4.710%	$(4,240,464)	$5,898,586	$10,139,050

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
iTraxx.EUR.37.V1	06/20/27	1.000%(Q)	EUR	2,111,000	1.002%	$(1,940,692)	$2,293,897	$4,234,589
iTraxx.XO.37.V1	06/20/27	5.000%(Q)	EUR	1,004,000	5.097%	(27,978,288)	1,901,938	29,880,226
						$(34,159,444)	$10,094,421	$44,253,865

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2)^:
CDX.Budapest 10-30%	12/20/22	0.000%	100,000	*	$(111,677)	$(71,067)	$(40,610)	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	30,823	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(702,262)	$430,680	$1,132,942
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	2,252,794	1,983,348
GBP	26,000	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(97,049)	1,157,013	1,254,062
GBP	297,124	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(14,333,375)	16,519,214	30,852,589
GBP	199,710	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	9,183,283	12,578,671	3,395,388
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	271,902	292,607
GBP	29,000	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	2,890,773	2,890,773
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	1,871,784	2,089,722
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	3,297,150	6,041,822
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(1,550,973)	3,053,419	4,604,392
GBP	13,195	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,010,757)	1,237,278	2,248,035
					$(11,225,002)	$45,560,678	$56,785,680

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)^	1 Day USOIS -55bps(T)	JPMorgan Chase Bank, N.A.	09/20/22	(45,665)	$2,813,609	$—	$2,813,609

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)^	1 Day USOIS -60bps(T)	Goldman Sachs International	09/20/22	(162,225)	$(5,050,055)	$—	$(5,050,055)
U.S. Treasury Bond(T)	1 Day USOIS +3bps(T)	Goldman Sachs International	08/03/22	377,430	(389,576)	—	(389,576)
					$(2,626,022)	$—	$(2,626,022)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).